                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/06

             Date of Reporting Period: Six months ended 4/30/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017		0.007	0.007	0.012		0.029
Net realized gain (loss) on investments	--		(0.000	) [1]	0.000 [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017		0.007	0.007	0.012		0.029
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)		(0.007)	(0.007)	(0.012)		(0.029)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.31%		1.74%		0.68%	0.73%	1.21%		2.94%

Ratios to Average Net Assets:
Net expenses	0.55	% [3]	0.55%		0.55%	0.55%	0.55%		0.55%
Net investment income	2.62	% [3]	1.70%		0.67%	0.73%	1.20%		2.88%
Expense waiver/reimbursement [4]	0.35	% [3]	0.35%		0.34%	0.34%	0.33%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$284,712		$266,017		$308,931	$351,283	$393,931		$300,951

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.10	$2.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.07	$2.76

1 Expenses are equal to the Fund's annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	87.0%
Municipal Notes	12.8%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.0%
8-30 Days	4.2%
31-90 Days	3.0%
91-180 Days	1.4%
181 Days or more	8.2%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		Alabama--97.7%
$10,900,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/ (Series 2002H21) Weekly VRDNs (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	$10,900,000
2,250,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 3.850%, 5/4/2006	2,250,000
9,980,000		Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	9,980,000
5,870,000		Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/ (Columbus Bank and Trust Co., GA LOC), 3.950%, 5/4/2006	5,870,000
3,640,000	[3]	Alabama HFA Single Family, Variable Rate Certificates (Series 1997J) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.950%, 5/4/2006	3,640,000
4,420,000		Alabama Mental Health Finance Authority, (Series 2005), 4.00% Bonds (AMBAC INS), 6/1/2006	4,424,591
9,450,000		Alabama State Federal Highway Finance Authority, (Series 2002-A), 4.125% Bonds (MBIA Insurance Corp. INS), 3/1/2007	9,507,378
3,200,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/ (Bank of America N.A. LOC), 4.000%, 5/4/2006	3,200,000
3,755,000	[3]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	3,755,000
12,160,000	[3]	Alabama State Public School & College Authority, (PT-435), 3.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007	12,160,000
1,695,000		Alabama State Public School & College Authority, (Series 2006), 4.00% Bonds, 3/1/2007	1,703,230
7,320,000	[3]	Alabama State Public School & College Authority, PUTTER's (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	7,320,000
850,000		Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 3.900%, 5/4/2006	850,000
700,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 4.000%, 5/4/2006	700,000
4,000,000		Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC), 3.970%, 5/4/2006	4,000,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	2,880,000
1,600,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/ (Compass Bank, Birmingham LOC), 3.750%, 5/4/2006	1,600,000
3,000,000		Birmingham, AL Downtown Redevelopment Authority, (2002) Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC), 3.810%, 5/3/2006	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$995,000		Birmingham, AL IDA, (Series 1996) Weekly VRDNs (American FireLog Corp.)/ (Comerica Bank LOC), 4.060%, 5/4/2006	$995,000
1,965,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/ (Svenska Handelsbanken, Stockholm LOC), 4.000%, 5/4/2006	1,965,000
2,920,000		Birmingham, AL IDA, (Series 2001) Weekly VRDNs (American FireLog Corp.)/ (Comerica Bank LOC), 4.060%, 5/4/2006	2,920,000
1,493,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.950%, 5/4/2006	1,493,500
2,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 3.800%, 5/3/2006	2,000,000
5,375,000		Birmingham, AL Medical Clinic Board, (Series 2004) Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC), 3.830%, 5/4/2006	5,375,000
5,935,000		Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 3.900%, 5/4/2006	5,935,000
2,300,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 3.930%, 5/4/2006	2,300,000
3,910,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A) Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL LIQ), 3.900%, 5/4/2006	3,910,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs (Honeywell International, Inc.), 3.900%, 5/3/2006	3,000,000
310,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 4.050%, 5/3/2006	310,000
5,750,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/ (LaSalle Bank Midwest, N.A. LOC), 3.850%, 5/3/2006	5,750,000
5,667,000		Geneva County, AL Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.850%, 5/5/2006	5,667,000
1,500,000		Huntsville, AL Health Care Authority, (Series 1994-A), 5.00% Bonds (MBIA Insurance Corp. INS), 6/1/2006	1,502,656
700,000		Huntsville, AL Health Care Authority, (Series 1994-B), 3.00% Bonds (MBIA Insurance Corp. INS), 6/1/2006	700,076
1,500,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/5/2006	1,500,000
4,360,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 3.850%, 5/5/2006	4,360,000
4,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC), 3.790%, 5/4/2006	4,000,000
3,800,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	3,800,000
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 3.900%, 5/4/2006	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$1,370,000		Jefferson County, AL Economic & IDA, (Series 2006-A) Weekly VRDNs (Conversion Technologies LLC)/(First Commercial Bank, Birmingham, AL LOC), 3.900%, 5/4/2006	$1,370,000
5,000,000		Jefferson County, AL Sewer System, (Series 2003 B-2 Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.800%, 5/4/2006	5,000,000
1,200,000		Jefferson County, AL Sewer System, (Series 2003 B-7 Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.830%, 5/4/2006	1,200,000
8,620,000	[3]	Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	8,620,000
7,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.820%, 5/4/2006	7,000,000
1,700,000		Jefferson County, AL Sewer System, Warrants (Series 2002C-6) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.830%, 5/4/2006	1,700,000
2,325,000		Legends Park Improvement District, AL, (Series 2002-A) Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 3.900%, 5/4/2006	2,325,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 3.930%, 5/4/2006	10,000,000
350,000		Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren Oil Co.)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	350,000
2,140,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	2,140,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Monthly VRDNs (Alabama Power Co.), 3.500%, 5/4/2006	12,000,000
18,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2006-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Bank of Nova Scotia, Toronto LOC), 3.800%, 5/3/2006	18,000,000
11,500,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2006-B) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 3.800%, 5/3/2006	11,500,000
7,615,000	[3]	Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.850%, 5/3/2006	7,615,000
1,165,000		Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/ (SunTrust Bank LOC), 3.930%, 5/3/2006	1,165,000
3,700,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 3.930%, 5/3/2006	3,700,000
2,005,000		Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC), 3.930%, 5/4/2006	2,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	$6,000,000
3,200,000		Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/ (Columbus Bank and Trust Co., GA LOC), 3.930%, 5/3/2006	3,200,000
2,975,000		Montgomery, AL Public Educational Building Authority, (Series 2006) Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.880%, 5/4/2006	2,975,000
350,000		Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC), 4.050%, 5/4/2006	350,000
360,000		Oxford, AL, (Series 2005-B), 2.75% Bonds (FSA INS), 5/1/2006	359,712
3,255,000		Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 3.930%, 5/4/2006	3,255,000
1,420,000		Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC), 3.790%, 5/4/2006	1,420,000
335,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2006	335,000
5,700,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B) Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.820%, 5/4/2006	5,700,000
1,485,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/ (Regions Bank, Alabama LOC), 3.900%, 5/3/2006	1,485,000
1,765,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC), 3.920%, 5/4/2006	1,765,000
1,560,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/ (Regions Bank, Alabama LOC), 4.000%, 5/4/2006	1,560,000
3,152,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.850%, 5/4/2006	3,152,000
2,800,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Amsouth Bank N.A., Birmingham, AL LOC), 3.850%, 5/4/2006	2,800,000
1,280,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC), 3.840%, 5/4/2006	1,280,000
675,000		Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC), 3.920%, 5/4/2006	675,000
		TOTAL	278,225,143
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--2.1%
$1,875,000		Commonwealth of Puerto Rico, (Series 2006), 4.50% TRANs (BNP Paribas SA, Bank of Nova Scotia, Toronto, Citibank N.A., New York, Dexia Credit Local, Fortis Bank SA/NV, Royal Bank of Canada, Montreal and State Street Bank and Trust Co. LOCs), 7/28/2006	$1,880,654
4,000,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	4,000,000
		TOTAL	5,880,654
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	284,105,797
		OTHER ASSETS AND LIABILITIES - NET--0.2%	605,732
		TOTAL NET ASSETS--100%	$284,711,529

Securities that are subject to the federal alternative minimum tax (AMT) represent 30.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $58,010,000 which represents 20.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$284,105,797
Cash		69,712
Income receivable		1,458,545
Receivable for shares sold		193,850
TOTAL ASSETS		285,827,904
Liabilities:
Payable for shares redeemed	$762,645
Income distribution payable	273,939
Payable for shareholder services fee (Note 5)	55,484
Accrued expenses	24,307
TOTAL LIABILITIES		1,116,375
Net assets for 284,729,758 shares outstanding		$284,711,529
Net Assets Consist of:
Paid-in capital		$284,729,758
Accumulated net realized loss on investments		(18,272)
Undistributed net investment income		43
TOTAL NET ASSETS		$284,711,529
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$284,711,529 ÷ 284,729,758 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$4,346,731
Expenses:
Investment adviser fee (Note 5)		$683,868
Administrative personnel and services fee (Note 5)		108,873
Custodian fees		4,940
Transfer and dividend disbursing agent fees and expenses		18,650
Directors'/Trustees' fees		1,130
Auditing fees		8,144
Legal fees		1,205
Portfolio accounting fees		32,618
Shareholder services fee (Note 5)		339,046
Share registration costs		24,054
Printing and postage		4,940
Insurance premiums		4,383
Miscellaneous		989
TOTAL EXPENSES		1,232,840
Waivers (Note 5):
Waiver of investment adviser fee	$(458,604)
Waiver of administrative personnel and services fee	(4,651)
Waiver of shareholder services fee	(10,789)
TOTAL WAIVERS		(474,044)
Net expenses			758,796
Net investment income			$3,587,935

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,587,935	$4,727,669
Net realized loss on investments	--	(15,264)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,587,935	4,712,405
Distributions to Shareholders:
Distributions from net investment income	(3,587,666)	(4,727,315)
Share Transactions:
Proceeds from sale of shares	282,947,220	568,216,524
Net asset value of shares issued to shareholders in payment of distributions declared	2,130,512	2,637,456
Cost of shares redeemed	(266,383,827)	(613,752,614)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,693,905	(42,898,634)
Change in net assets	18,694,174	(42,913,544)
Net Assets:
Beginning of period	266,017,355	308,930,899
End of period (including undistributed (distributions in excess of) net investment income of $43 and $(226), respectively)	$284,711,529	$266,017,355

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	282,947,220	568,216,524
Shares issued to shareholders in payment of distributions declared	2,130,512	2,637,456
Shares redeemed	(266,383,827)	(613,752,614)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,693,905	(42,898,634)

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $18,272 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 3,008
2013	$15,264

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $458,604 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $10,789 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $130,200,000 and $140,700,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 87.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.9% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursement, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017		0.006	0.006	0.011		0.027
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	--	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017		0.006	0.006	0.011		0.027
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)		(0.006)	(0.006)	(0.011)		(0.027)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.28	% [3]	1.71	% [4]	0.60%	0.64%	1.12%		2.77%

Ratios to Average Net Assets:
Net expenses	0.59	% [5]	0.60%		0.64%	0.64%	0.64%		0.64%
Net investment income	2.53	% [5]	1.74%		0.58%	0.65%	1.10%		2.64%
Expense waiver/reimbursement [6]	0.43	% [5]	0.51%		0.50%	0.40%	0.36%		0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,806		$108,332		$58,032	$83,596	$109,815		$89,533

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on total returns. (See Notes to Financial Statements, Note 5.)

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.02% on total returns.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,012.80	$2.94
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$2.96

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	91.1%
Municipal Notes	9.7%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	91.1%
8-30 Days	0.0%
31-90 Days	7.3%
91-180 Days	2.4%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.8% [1,2]
		Arizona--98.4%
$2,900,000		Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.850%, 5/3/2006	$2,900,000
750,000		Apache County, AZ, IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 3.800%, 5/3/2006	750,000
1,116,000		Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.800%, 5/4/2006	1,116,000
2,000,000		Arizona Health Facilities Authority (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.870%, 5/3/2006	2,000,000
3,000,000		Arizona School District, COPs (Series 2005), 4.00% TANs, 7/28/2006	3,007,614
1,000,000		Arizona Tourism & Sports Authority (Series 2005A), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.810%, 5/3/2006	1,000,000
2,050,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	2,050,000
7,221,000		Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 4.050%, 5/4/2006	7,221,000
1,780,000		Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 5/4/2006	1,780,000
700,000		Glendale, AZ, IDA (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 5/4/2006	700,000
930,000		Glendale, AZ, 3.50% Bonds, 7/1/2006	931,248
1,000,000		Glendale, AZ, 4.60% Bonds, 7/1/2006	1,002,269
3,740,000		Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.), 3.950%, 5/3/2006	3,740,000
5,610,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 3.930%, 5/4/2006	5,610,000
1,500,000		Maricopa County, AZ, IDA (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.840%, 5/4/2006	1,500,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.840%, 5/4/2006	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$3,000,000		McAllister Academic Village, AZ, LLC (Series 2005A), Weekly VRDNs (Arizona State University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.810%, 5/3/2006	$3,000,000
1,350,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.820%, 5/3/2006	1,350,000
965,000		Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/ (J.P Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	965,000
4,300,000		Phoenix, AZ, IDA (Series 2000) Weekly VRDNs (Copper Palms Apartments)/ (FHLMC LOC), 3.830%, 5/3/2006	4,300,000
2,235,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.880%, 5/4/2006	2,235,000
2,000,000		Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	2,000,000
3,650,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.850%, 5/3/2006	3,650,000
60,000		Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC), 3.800%, 5/4/2006	60,000
2,100,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/ (Wells Fargo Bank, N.A., Minnesota LOC), 3.990%, 5/4/2006	2,100,000
6,750,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/ (Rabobank Nederland, Utrecht LOC), 3.890%, 5/4/2006	6,750,000
3,630,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/ (Bank of America N.A. LOC), 3.950%, 5/4/2006	3,630,000
1,845,000		Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 3.860%, 5/4/2006	1,845,000
1,450,000		Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/ (FHLMC LOC), 3.820%, 5/2/2006	1,450,000
3,780,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.830%, 5/4/2006	3,780,000
1,000,000		University of Arizona, 5.00% Bonds (FSA INS), 6/1/2006	1,001,167
3,650,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.810%, 5/4/2006	3,650,000
		TOTAL	80,474,298
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--2.4%
$2,000,000	[3]	Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	$2,000,000
		TOTAL MUNICIPAL INVESTMENTS--100.8% (AT AMORTIZED COST) [4]	82,474,298
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(668,372)
		TOTAL NET ASSETS--100%	$81,805,926

Securities that are subject to the federal alternative minimum tax (AMT) represent 43.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, this security amounted to $2,000,000 which represents 2.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$82,474,298
Income receivable		364,489
Prepaid expense		7,872
TOTAL ASSETS		82,846,659
Liabilities:
Income distribution payable	$8,505
Payable to bank	1,013,125
Payable for shareholder services fee (Note 5)	19,103
TOTAL LIABILITIES		1,040,733
Net assets for 81,803,538 shares outstanding		$81,805,926
Net Assets Consist of:
Paid-in capital		$81,803,538
Accumulated net realized gain on investments		2,513
Distributions in excess of net investment income		(125)
TOTAL NET ASSETS		$81,805,926
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$81,805,926 ÷ 81,803,538 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$1,683,769
Expenses:
Investment adviser fee (Note 5)		$269,799
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,570
Transfer and dividend disbursing agent fees and expenses		21,235
Directors'/Trustees' fees		415
Auditing fees		8,144
Legal fees		2,256
Portfolio accounting fees		20,592
Shareholder services fee (Note 5)		129,959
Share registration costs		13,708
Printing and postage		5,288
Insurance premiums		3,854
Miscellaneous		331
TOTAL EXPENSES		552,535
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(190,907)
Waiver of administrative personnel and services fee	(11,857)
Reimbursement of shareholder services fee	(31,675)
TOTAL WAIVERS AND REIMBURSEMENT		(234,439)
Net expenses			318,096
Net investment income			1,365,673
Net realized gain on investments			4,296
Change in net assets resulting from operations			$1,369,969

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,365,673	$1,255,768
Net realized gain (loss) on investments	4,296	(1,280)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,369,969	1,254,488
Distributions to Shareholders:
Distributions from net investment income	(1,365,677)	(1,255,685)
Share Transactions:
Proceeds from sale of shares	257,767,630	414,283,947
Net asset value of shares issued to shareholders in payment of distributions declared	1,255,778	992,856
Cost of shares redeemed	(285,553,856)	(364,975,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,530,448)	50,301,501
Change in net assets	(26,526,156)	50,300,304
Net Assets:
Beginning of period	108,332,082	58,031,778
End of period (including distributions in excess of net investment income of $(125) and $(121), respectively)	$81,805,926	$108,332,082

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income tax consistent with the stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	257,767,630	414,283,947
Shares issued to shareholders in payment of distributions declared	1,255,778	992,856
Shares redeemed	(285,553,856)	(364,975,302)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,530,448)	50,301,501

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $1,783 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 179
2009	$ 324
2013	$1,280

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $190,907 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.116% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $687 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing though May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $31,675 for the six months ended April 30, 2006.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $147,766,000 and $153,090,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 89.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.8% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursement, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017		0.007		0.007	0.010		0.025
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017		0.007		0.007	0.010		0.025
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)		(0.007)		(0.007)	(0.010)		(0.025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.29%		1.72	% [3]	0.66%		0.68%	1.05%		2.53%

Ratios to Average Net Assets:
Net expenses	0.50	% [4]	0.50%		0.50%		0.50%	0.50%		0.50%
Net investment income	2.59	% [4]	1.71%		0.66%		0.66%	1.04%		2.49%
Expense waiver/reimbursement [5]	0.39	% [4]	0.39%		0.40%		0.40%	0.38%		0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$726,791		$895,883		$731,846		$761,556	$577,402		$642,248

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.019		0.009		0.009	0.013		0.028
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.019		0.009		0.009	0.013		0.028
Less Distributions:
Distributions from net investment income	(0.014)		(0.019)		(0.009)		(0.009)	(0.013)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.42%		1.96%		0.91%		0.93%	1.30%		2.79%

Ratios to Average Net Assets:
Net expenses	0.25	% [3]	0.25%		0.25%		0.25%	0.25%		0.25%
Net investment income	2.81	% [3]	2.06%		0.91%		0.92%	1.29%		2.68%
Expense waiver/reimbursement [4]	0.63	% [3]	0.65%		0.65%		0.65%	0.63%		0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$580,053		$519,277		$253,407		$235,223	$238,836		$304,037

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,							Period Ended
	4/30/2006		2005		2004		2003	2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.015		0.005		0.005	0.009		0.020
Net realized gain (loss) on investments	0.000	[2]	(0.000	) [2]	(0.000	) [2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.015		0.005		0.005	0.009		0.020
Less Distributions:
Distributions from net investment income	(0.012)		(0.015)		(0.005)		(0.005)	(0.009)		(0.020)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [3]	1.22%		1.56%		0.51%		0.53%	0.90%		2.00%

Ratios to Average Net Assets:
Net expenses	0.65	% [4]	0.65%		0.65%		0.65%	0.65%		0.60	% [4]
Net investment income	2.45	% [4]	1.53%		0.51%		0.53%	0.88%		1.96	% [4]
Expense waiver/reimbursement [5]	0.44	% [4]	0.44%		0.45%		0.45%	0.43%		0.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$244,622		$239,395		$234,964		$232,288	$259,540		$52,493

1 Reflects operations for the period from December 15, 2000 (date of initial public investment) to October 31, 2001.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.016
Net realized gain (loss) on investments	0.000	[2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.016
Less Distributions:
Distributions from net investment income	(0.014)		(0.016)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.39%		1.61%

Ratios to Average Net Assets:
Net expenses	0.30	% [4]	0.30	% [4]
Net investment income	2.81	% [4]	2.18	% [4]
Expense waiver/reimbursement [5]	0.59	% [4]	0.59	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$208,735		$155,745

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.011
Net realized gain (loss) on investments	0.000	[2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.04%		1.06%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00	% [4]
Net investment income	2.07	% [4]	1.48	% [4]
Expense waiver/reimbursement [5]	0.49	% [4]	0.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$127,358		$174,437

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,012.90	$2.50
Institutional Shares	$1,000	$1,014.20	$1.25
Cash II Shares	$1,000	$1,012.20	$3.24
Institutional Capital Shares	$1,000	$1,013.90	$1.50
Cash Series Shares	$1,000	$1,010.40	$4.98
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.32	$2.51
Institutional Shares	$1,000	$1,023.55	$1.25
Cash II Shares	$1,000	$1,021.57	$3.26
Institutional Capital Shares	$1,000	$1,023.31	$1.51
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.50%
Institutional Shares	0.25%
Cash II Shares	0.65%
Institutional Capital Shares	0.30%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.2%
Municipal Notes	14.7%
Commercial Paper	0.5%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.2%
8-30 Days	0.5%
31-90 Days	11.6%
91-180 Days	1.6%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		California--90.1%
$9,135,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 3.770%, 5/3/2006	$9,135,000
2,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2002) Daily VRDNs (Jewish Community Center of San Francisco)/(Allied Irish Banks PLC and Bank of New York LOCs), 3.780%, 5/1/2006	2,400,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC), 3.770%, 5/4/2006	2,000,000
6,805,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 3.770%, 5/4/2006	6,805,000
10,345,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	10,345,000
16,625,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Daily VRDNs (Jewish Home of San Francisco)/(Allied Irish Banks PLC LOC), 3.780%, 5/1/2006	16,625,000
11,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 3.800%, 5/4/2006	11,500,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 3.770%, 5/4/2006	5,000,000
3,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 5/4/2006	3,000,000
3,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 3.950%, 5/3/2006	3,500,000
20,555,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1998-10) Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.810%, 5/4/2006	20,555,000
6,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1998-17) Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	6,500,000
12,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1998-25) Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$14,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-7) Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.800%, 5/4/2006	$14,000,000
19,856,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-8), 2.85% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/31/2006	19,856,000
19,330,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), 3.50% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	19,330,000
4,700,000		Antelope Valley, CA Healthcare District, (Series 2002A) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.770%, 5/4/2006	4,700,000
4,400,000		Bay Area Toll Authority, CA, (Series 2006B-2) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A. New York LIQ), 3.710%, 5/4/2006	4,400,000
3,000,000		California Educational Facilities Authority, (Series 2005B) Weekly VRDNs (University of San Francisco)/(Bank of America N.A. LOC), 3.750%, 5/4/2006	3,000,000
12,745,000	[3]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	12,745,000
11,015,000		California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.800%, 5/3/2006	11,015,000
8,500,000	[3]	California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.960%, 5/3/2006	8,500,000
8,000,000		California Infrastructure & Economic Development Bank, (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC), 3.740%, 5/3/2006	8,000,000
67,280,000		California PCFA, (1996 Series E) Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 5/1/2006	67,280,000
20,000,000		California PCFA, (1996 Series F) Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 5/1/2006	20,000,000
3,300,000	[3]	California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	3,300,000
3,300,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1) Weekly VRDNs (Dexia Credit Local LOC), 3.740%, 5/4/2006	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$4,150,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and J.P. Morgan Chase Bank, N.A. LOCs), 3.840%, 5/4/2006	$4,150,000
5,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.800%, 5/4/2006	5,500,000
31,300,000		California State Department of Water Resources Power Supply Program, (Series 2005G-14) Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Hessen-Thueringen LIQs), 3.840%, 5/4/2006	31,300,000
3,300,000		California State Department of Water Resources Power Supply Program, (Series 2005G-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 3.810%, 5/4/2006	3,300,000
16,200,000		California State Department of Water Resources Power Supply Program, (Series 2005G-8) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 5/4/2006	16,200,000
13,000,000		California State Department of Water Resources Power Supply Program, (Series 2005G-9) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.740%, 5/4/2006	13,000,000
7,700,000	[3]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	7,700,000
10,995,000	[3]	California State, (MT-145), 3.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), Optional Tender 2/8/2007	10,995,000
5,000,000	[3]	California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.850%, 5/4/2006	5,000,000
7,500,000	[3]	California State, (PA-1366) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.850%, 5/4/2006	7,500,000
5,000,000		California State, (Series 2003C-3) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.790%, 5/4/2006	5,000,000
15,600,000		California State, (Series 2003C-4) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.770%, 5/4/2006	15,600,000
8,000,000		California State, (Series 2004 A-8) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 3.760%, 5/4/2006	8,000,000
12,700,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.790%, 5/4/2006	12,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$93,725,000	[3]	California State, (Series 2004 FR/RI-L27) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ), 3.840%, 5/3/2006	$93,725,000
78,515,000	[3]	California State, (Series 2005 SGB 62) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.830%, 5/4/2006	78,515,000
10,000,000		California State, (Series 2005A-3) Weekly VRDNs (Bank of America N.A. LOC), 3.770%, 5/3/2006	10,000,000
20,400,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 3.740%, 5/3/2006	20,400,000
31,570,000	[3]	California State, (Series 2006 FR/RI-FP3) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.900%, 5/3/2006	31,570,000
12,200,000		California State, Economic Recovery Bonds (Series 2004C-10) Weekly VRDNs (California State Fiscal Recovery Fund)/(BNP Paribas SA LOC), 3.840%, 5/3/2006	12,200,000
2,005,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 3.760%, 5/3/2006	2,005,000
32,695,000		California State, Economic Recovery Bonds (Series 2004C-20) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.840%, 5/3/2006	32,695,000
13,350,000		California State, Economic Recovery Bonds (Series 2004C-21) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.790%, 5/3/2006	13,350,000
8,990,000	[3]	California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	8,990,000
9,730,000	[3]	California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	9,730,000
5,420,000	[3]	California State, PUTTERs (Series 1256) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/4/2006	5,420,000
9,350,000	[3]	California State, ROCs (Series 2167), 3.42% TOBs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/1/2006	9,350,000
2,380,000	[3]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.830%, 5/4/2006	2,380,000
3,875,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 5/4/2006	3,875,000
2,245,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.770%, 5/4/2006	2,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,750,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.760%, 5/4/2006	$11,750,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 3.770%, 5/4/2006	7,100,000
11,400,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	11,400,000
29,200,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	29,200,000
9,700,000		California Statewide Communities Development Authority, (Series 2004K), 3.30% CP (Kaiser Permanente), Mandatory Tender 5/15/2006	9,700,000
23,850,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	23,850,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 3.760%, 5/3/2006	20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 3.810%, 5/4/2006	10,000,000
16,800,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	16,800,000
4,715,000	[3]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	4,715,000
6,955,000	[3]	California Statewide Communities Development Authority, Roaring Forks (Series 2001-H) Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ), 3.810%, 5/4/2006	6,955,000
19,000,000	[3]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2004-7) Weekly VRDNs (California State Fiscal Recovery Fund)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.840%, 5/4/2006	19,000,000
2,590,000	[3]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A) Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.850%, 5/4/2006	2,590,000
16,935,000		Contra Costa County, CA, 4.50% TRANs, 12/7/2006	17,055,574
1,290,000		Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 3.790%, 5/4/2006	1,290,000
5,300,000		East Bay Municipal Utility District, CA, (Series 2005B-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.750%, 5/3/2006	5,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,550,000	[3]	East Bay Municipal Utility District, CA, ROCs (Series 383), 3.43% TOBs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), Optional Tender 6/1/2006	$11,550,000
17,480,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	17,480,000
37,015,000	[3]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2004-1269), 3.50% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 6/15/2006	37,015,000
5,955,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.780%, 5/4/2006	5,955,000
10,000,000		Irvine, CA Assessment District, No. 03-19 (Series B) Daily VRDNs (Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 3.750%, 5/1/2006	10,000,000
20,000,000		Kern County, CA, 4.00% TRANs, 6/30/2006	20,024,375
13,305,585	[3]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.850%, 5/4/2006	13,305,585
19,995,000	[3]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/3/2006	19,995,000
23,355,000	[3]	Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/3/2006	23,355,000
15,000,000		Los Angeles County, CA, 4.00% TRANs, 6/30/2006	15,017,715
10,300,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.770%, 5/4/2006	10,300,000
6,800,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(Dexia Credit Local LIQ), 3.770%, 5/4/2006	6,800,000
6,075,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-2) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.750%, 5/4/2006	6,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,200,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-4) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(National Australia Bank Ltd., Melbourne LIQ), 3.730%, 5/4/2006	$11,200,000
11,000,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-7) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.770%, 5/4/2006	11,000,000
4,300,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-8) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.770%, 5/4/2006	4,300,000
8,500,000	[3]	Los Angeles, CA Department of Water & Power, Solar Eclipses (Series 2006-0037) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(FSA INS)/(U.S. Bank, N.A. LIQ), 3.800%, 5/4/2006	8,500,000
2,990,000	[3]	Los Angeles, CA Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	2,990,000
19,995,000	[3]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/3/2006	19,995,000
9,425,000	[3]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	9,425,000
25,850,000	[3]	Los Angeles, CA Unified School District, Floater Certificates (Series 2004-1201), 3.40% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/16/2006	25,850,000
29,485,000	[3]	Los Angeles, CA Unified School District, ROCS (Series 35) Weekly VRDNs (FGIC INS)/ (Citibank NA, New York LIQ), 3.830%, 5/4/2006	29,485,000
34,490,000		Los Angeles, CA Wastewater System, (Series 2006C) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.790%, 5/4/2006	34,490,000
19,000,000		Los Angeles, CA Wastewater System, (Series 2006D) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.770%, 5/4/2006	19,000,000
10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC), 3.770%, 5/4/2006	10,000,000
35,000,000		Los Angeles, CA, 4.00% TRANs, 6/30/2006	35,040,452
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$12,500,000	[3]	Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	$12,500,000
9,840,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	9,840,000
15,800,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 3.700%, 5/4/2006	15,800,000
5,885,000	[3]	Newport-Mesa, CA Unified School District, ROCs (Series 2060), 3.42% TOBs (FGIC INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/1/2006	5,885,000
3,300,000	[3]	Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	3,300,000
2,400,000		Orange County, CA IDA, (Series 1999D) Weekly VRDNs (Trabuco Highlands Apartments)/ (FHLMC LOC), 3.780%, 5/4/2006	2,400,000
4,960,000	[3]	Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.840%, 5/4/2006	4,960,000
5,990,000	[3]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	5,990,000
2,600,000	[3]	Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 5/3/2006 @ 100), 3.810%, 12/1/2023	2,600,000
25,755,000	[3]	Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	25,755,000
3,980,000	[3]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	3,980,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 3.750%, 5/4/2006	10,000,000
35,415,000	[3]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.860%, 5/4/2006	35,415,000
6,000,000	[3]	San Diego, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.800%, 5/4/2006	6,000,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 3.770%, 5/4/2006	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,000,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A) Weekly VRDNs (Bayside Village Associates)/(J.P. Morgan Chase Bank, N.A. LOC), 3.760%, 5/3/2006	$3,000,000
12,600,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B) Weekly VRDNs (Bayside Village Associates)/(J.P. Morgan Chase Bank, N.A. LOC), 3.760%, 5/3/2006	12,600,000
2,635,000	[3]	San Jose, CA Airport, ROCS (Series 2004) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.830%, 5/4/2006	2,635,000
16,590,000		Sanger, CA Public Financing Authority, (Series 2002A) Weekly VRDNs (Sanger, CA Water/Wastewater Systems)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.780%, 5/3/2006	16,590,000
7,925,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 3.830%, 5/2/2006	7,925,000
19,880,000		Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.770%, 5/4/2006	19,880,000
2,580,000	[3]	Southern California Logistics Airport Authority, (PA-1323) Weekly VRDNs (Radian Asset Assurance INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	2,580,000
2,200,000	[3]	Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.860%, 5/3/2006	2,200,000
5,560,000		Temecula, CA Public Financing Authority Community Facilities District No. 01-2 (Harveston), (Series 2002-A) Weekly VRDNs (Bank of America N.A. LOC), 3.770%, 5/4/2006	5,560,000
8,305,000	[3]	Trustees of the California State University, Roaring Forks (Series 2005-3) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.810%, 5/4/2006	8,305,000
4,700,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.840%, 5/3/2006	4,700,000
10,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2005A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.780%, 5/3/2006	10,000,000
19,205,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.780%, 5/3/2006	19,205,000
14,800,000		Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.840%, 5/4/2006	14,800,000
		TOTAL	1,700,444,701
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--9.3%
$26,388,500	[3]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	$26,388,500
20,000,000		Commonwealth of Puerto Rico, (Series 2006), 4.50% TRANs (BNP Paribas SA, Bank of Nova Scotia, Toronto, Citibank NA, New York, Dexia Credit Local, Fortis Bank SA/NV, Royal Bank of Canada, Montreal and State Street Bank and Trust Co. LOCs), 7/28/2006	20,060,307
29,985,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	29,985,000
17,946,000	[3]	Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2002-815d) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	17,946,000
19,490,000	[3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	19,490,000
21,595,000	[3]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	21,595,000
19,000,000	[3]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.900%, 5/3/2006	19,000,000
3,763,000	[3]	Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	3,763,000
17,885,000	[3]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	17,885,000
		TOTAL	176,112,807
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [4]	1,876,557,508
		OTHER ASSETS AND LIABILITIES - NET--0.6%	11,003,516
		TOTAL NET ASSETS--100%	$1,887,561,024

At April 30, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $900,544,085 which represents 47.7% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,876,557,508
Cash		816,156
Income receivable		12,743,203
Receivable for shares sold		1,126,042
TOTAL ASSETS		1,891,242,909
Liabilities:
Payable for shares redeemed	$1,436,130
Income distribution payable	1,625,198
Payable for distribution services fee (Note 5)	85,949
Payable for shareholder services fee (Note 5)	261,769
Payable for transfer and dividend disbursing agent fees and expenses	251,032
Accrued expenses	21,807
TOTAL LIABILITIES		3,681,885
Net assets for 1,887,530,634 shares outstanding		$1,887,561,024
Net Assets Consist of:
Paid-in capital		$1,887,530,599
Accumulated net realized gain on investments		32,125
Distributions in excess of net investment income		(1,700)
TOTAL NET ASSETS		$1,887,561,024
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$726,791,492 ÷ 726,779,426 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$580,053,170 ÷ 580,044,048 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$244,622,493 ÷ 244,627,473 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$208,735,370 ÷ 208,726,568 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$127,358,499 ÷ 127,353,119 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$31,993,110
Expenses:
Investment adviser fee (Note 5)		$5,180,887
Administrative personnel and services fee (Note 5)		824,795
Custodian fees		43,970
Transfer and dividend disbursing agent fees and expenses		429,242
Directors'/Trustees' fees		10,049
Auditing fees		8,888
Legal fees		5,683
Portfolio accounting fees		103,048
Distribution services fee--Cash II Shares (Note 5)		248,078
Distribution services fee--Cash Series Shares (Note 5)		458,605
Shareholder services fee--Institutional Service Shares (Note 5)		1,108,854
Shareholder services fee--Institutional Shares (Note 5)		738,169
Shareholder services fee--Cash II Shares (Note 5)		310,098
Shareholder services fee--Institutional Capital Shares (Note 5)		241,635
Shareholder services fee--Cash Series Shares (Note 5)		191,085
Share registration costs		45,843
Printing and postage		26,224
Insurance premiums		9,194
Miscellaneous		3,689
TOTAL EXPENSES		9,988,036
Waivers (Note 5):
Waiver of investment adviser fee	$(4,014,153)
Waiver of administrative personnel and services fee	(35,228)
Waiver of distribution services fee--Cash II Shares	(62,020)
Waiver of distribution services fee--Cash Series Shares	(76,548)
Waiver of shareholder services fee--Institutional Shares	(738,169)
Waiver of shareholder services fee-- Institutional Capital Shares	(193,308)
TOTAL WAIVERS		(5,119,426)
Net expenses			4,868,610
Net investment income			27,124,500
Net realized gain on investments			158,879
Change in net assets resulting from operations			$27,283,379

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,124,500	$34,777,357
Net realized gain (loss) on investments	158,879	(51,923)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,283,379	34,725,434
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(11,494,869)	(16,626,492)
Institutional Shares	(8,300,228)	(11,609,282)
Cash II Shares	(3,033,561)	(3,729,165)
Institutional Capital Shares	(2,710,384)	(1,385,962)
Cash Series Shares	(1,586,376)	(1,426,925)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,125,418)	(34,777,826)
Share Transactions:
Proceeds from sale of shares	5,967,163,413	9,090,701,281
Net asset value of shares issued to shareholders in payment of distributions declared	18,296,930	20,149,539
Cost of shares redeemed	(6,082,793,403)	(8,346,278,909)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(97,333,060)	764,571,911
Change in net assets	(97,175,099)	764,519,519
Net Assets:
Beginning of period	1,984,736,123	1,220,216,604
End of period (including distributions in excess of net investment income of $(1,700) and $(782), respectively)	$1,887,561,024	$1,984,736,123

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income tax imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Institutional Capital Shares and Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	2,659,313,094	4,982,598,462
Shares issued to shareholders in payment of distributions declared	6,597,071	9,269,929
Shares redeemed	(2,835,075,414)	(4,827,803,578)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(169,165,249)	164,064,813

Institutional Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	2,469,304,664	2,756,965,315
Shares issued to shareholders in payment of distributions declared	4,370,117	4,354,090
Shares redeemed	(2,412,940,634)	(2,495,442,199)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	60,734,147	265,877,206

Cash II Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	392,495,828	526,666,383
Shares issued to shareholders in payment of distributions declared	3,033,135	3,712,690
Shares redeemed	(390,317,861)	(525,941,928)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	5,211,102	4,437,145

Institutional Capital Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	305,769,383	428,562,825
Shares issued to shareholders in payment of distributions declared	2,710,384	1,385,961
Shares redeemed	(255,504,007)	(274,197,978)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	52,975,760	155,750,808

Cash Series Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	140,280,444	395,908,296
Shares issued to shareholders in payment of distributions declared	1,586,223	1,426,869
Shares redeemed	(188,955,487)	(222,893,226)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(47,088,820)	174,441,939
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(97,333,060)	764,571,911

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $126,754 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$21,135
2012	$53,696
2013	$51,923

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $4,014,153 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $138,568 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $25,588 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares, and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $931,477 of its fee. For the six months ended April 30, 2006, FSSC retained $21,191 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,692,870,000 and $1,425,830,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 76.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries there of (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract [these contracts] reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919403
Cusip 608919502

0041609 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.019		0.009		0.009	0.013		0.028
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.019		0.009		0.009	0.013		0.028
Less Distributions:
Distributions from net investment income	(0.014)		(0.019)		(0.009)		(0.009)	(0.013)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.42%		1.96%		0.91%		0.93%	1.30%		2.79%

Ratios to Average Net Assets:
Net expenses	0.25	% [3]	0.25%		0.25%		0.25%	0.25%		0.25%
Net investment income	2.81	% [3]	2.06%		0.91%		0.92%	1.29%		2.68%
Expense waiver/reimbursement [4]	0.63	% [3]	0.65%		0.65%		0.65%	0.63%		0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$580,053		$519,277		$253,407		$235,223	$238,836		$304,037

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,014.20	$1.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.55	$1.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.2%
Municipal Notes	14.7%
Commercial Paper	0.5%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.2%
8-30 Days	0.5%
31-90 Days	11.6%
91-180 Days	1.6%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		California--90.1%
$9,135,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 3.770%, 5/3/2006	$9,135,000
2,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2002) Daily VRDNs (Jewish Community Center of San Francisco)/(Allied Irish Banks PLC and Bank of New York LOCs), 3.780%, 5/1/2006	2,400,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC), 3.770%, 5/4/2006	2,000,000
6,805,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 3.770%, 5/4/2006	6,805,000
10,345,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	10,345,000
16,625,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Daily VRDNs (Jewish Home of San Francisco)/(Allied Irish Banks PLC LOC), 3.780%, 5/1/2006	16,625,000
11,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 3.800%, 5/4/2006	11,500,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 3.770%, 5/4/2006	5,000,000
3,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 5/4/2006	3,000,000
3,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 3.950%, 5/3/2006	3,500,000
20,555,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1998-10) Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.810%, 5/4/2006	20,555,000
6,500,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1998-17) Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	6,500,000
12,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1998-25) Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$14,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-7) Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.800%, 5/4/2006	$14,000,000
19,856,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-8), 2.85% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/31/2006	19,856,000
19,330,000	[3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), 3.50% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	19,330,000
4,700,000		Antelope Valley, CA Healthcare District, (Series 2002A) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.770%, 5/4/2006	4,700,000
4,400,000		Bay Area Toll Authority, CA, (Series 2006B-2) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A. New York LIQ), 3.710%, 5/4/2006	4,400,000
3,000,000		California Educational Facilities Authority, (Series 2005B) Weekly VRDNs (University of San Francisco)/(Bank of America N.A. LOC), 3.750%, 5/4/2006	3,000,000
12,745,000	[3]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	12,745,000
11,015,000		California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.800%, 5/3/2006	11,015,000
8,500,000	[3]	California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.960%, 5/3/2006	8,500,000
8,000,000		California Infrastructure & Economic Development Bank, (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC), 3.740%, 5/3/2006	8,000,000
67,280,000		California PCFA, (1996 Series E) Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 5/1/2006	67,280,000
20,000,000		California PCFA, (1996 Series F) Daily VRDNs (Pacific Gas & Electric Co.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 5/1/2006	20,000,000
3,300,000	[3]	California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	3,300,000
3,300,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1) Weekly VRDNs (Dexia Credit Local LOC), 3.740%, 5/4/2006	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$4,150,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and J.P. Morgan Chase Bank, N.A. LOCs), 3.840%, 5/4/2006	$4,150,000
5,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.800%, 5/4/2006	5,500,000
31,300,000		California State Department of Water Resources Power Supply Program, (Series 2005G-14) Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Hessen-Thueringen LIQs), 3.840%, 5/4/2006	31,300,000
3,300,000		California State Department of Water Resources Power Supply Program, (Series 2005G-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 3.810%, 5/4/2006	3,300,000
16,200,000		California State Department of Water Resources Power Supply Program, (Series 2005G-8) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 5/4/2006	16,200,000
13,000,000		California State Department of Water Resources Power Supply Program, (Series 2005G-9) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.740%, 5/4/2006	13,000,000
7,700,000	[3]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	7,700,000
10,995,000	[3]	California State, (MT-145), 3.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), Optional Tender 2/8/2007	10,995,000
5,000,000	[3]	California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.850%, 5/4/2006	5,000,000
7,500,000	[3]	California State, (PA-1366) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.850%, 5/4/2006	7,500,000
5,000,000		California State, (Series 2003C-3) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.790%, 5/4/2006	5,000,000
15,600,000		California State, (Series 2003C-4) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.770%, 5/4/2006	15,600,000
8,000,000		California State, (Series 2004 A-8) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 3.760%, 5/4/2006	8,000,000
12,700,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.790%, 5/4/2006	12,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$93,725,000	[3]	California State, (Series 2004 FR/RI-L27) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ), 3.840%, 5/3/2006	$93,725,000
78,515,000	[3]	California State, (Series 2005 SGB 62) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.830%, 5/4/2006	78,515,000
10,000,000		California State, (Series 2005A-3) Weekly VRDNs (Bank of America N.A. LOC), 3.770%, 5/3/2006	10,000,000
20,400,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 3.740%, 5/3/2006	20,400,000
31,570,000	[3]	California State, (Series 2006 FR/RI-FP3) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.900%, 5/3/2006	31,570,000
12,200,000		California State, Economic Recovery Bonds (Series 2004C-10) Weekly VRDNs (California State Fiscal Recovery Fund)/(BNP Paribas SA LOC), 3.840%, 5/3/2006	12,200,000
2,005,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 3.760%, 5/3/2006	2,005,000
32,695,000		California State, Economic Recovery Bonds (Series 2004C-20) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.840%, 5/3/2006	32,695,000
13,350,000		California State, Economic Recovery Bonds (Series 2004C-21) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.790%, 5/3/2006	13,350,000
8,990,000	[3]	California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	8,990,000
9,730,000	[3]	California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	9,730,000
5,420,000	[3]	California State, PUTTERs (Series 1256) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/4/2006	5,420,000
9,350,000	[3]	California State, ROCs (Series 2167), 3.42% TOBs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/1/2006	9,350,000
2,380,000	[3]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.830%, 5/4/2006	2,380,000
3,875,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 5/4/2006	3,875,000
2,245,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.770%, 5/4/2006	2,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,750,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.760%, 5/4/2006	$11,750,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 3.770%, 5/4/2006	7,100,000
11,400,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	11,400,000
29,200,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	29,200,000
9,700,000		California Statewide Communities Development Authority, (Series 2004K), 3.30% CP (Kaiser Permanente), Mandatory Tender 5/15/2006	9,700,000
23,850,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	23,850,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 3.760%, 5/3/2006	20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 3.810%, 5/4/2006	10,000,000
16,800,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (Kaiser Permanente), 3.770%, 5/3/2006	16,800,000
4,715,000	[3]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	4,715,000
6,955,000	[3]	California Statewide Communities Development Authority, Roaring Forks (Series 2001-H) Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ), 3.810%, 5/4/2006	6,955,000
19,000,000	[3]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2004-7) Weekly VRDNs (California State Fiscal Recovery Fund)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.840%, 5/4/2006	19,000,000
2,590,000	[3]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A) Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.850%, 5/4/2006	2,590,000
16,935,000		Contra Costa County, CA, 4.50% TRANs, 12/7/2006	17,055,574
1,290,000		Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 3.790%, 5/4/2006	1,290,000
5,300,000		East Bay Municipal Utility District, CA, (Series 2005B-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.750%, 5/3/2006	5,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,550,000	[3]	East Bay Municipal Utility District, CA, ROCs (Series 383), 3.43% TOBs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), Optional Tender 6/1/2006	$11,550,000
17,480,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	17,480,000
37,015,000	[3]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2004-1269), 3.50% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 6/15/2006	37,015,000
5,955,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.780%, 5/4/2006	5,955,000
10,000,000		Irvine, CA Assessment District, No. 03-19 (Series B) Daily VRDNs (Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 3.750%, 5/1/2006	10,000,000
20,000,000		Kern County, CA, 4.00% TRANs, 6/30/2006	20,024,375
13,305,585	[3]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.850%, 5/4/2006	13,305,585
19,995,000	[3]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/3/2006	19,995,000
23,355,000	[3]	Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/3/2006	23,355,000
15,000,000		Los Angeles County, CA, 4.00% TRANs, 6/30/2006	15,017,715
10,300,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.770%, 5/4/2006	10,300,000
6,800,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(Dexia Credit Local LIQ), 3.770%, 5/4/2006	6,800,000
6,075,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-2) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.750%, 5/4/2006	6,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,200,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-4) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(National Australia Bank Ltd., Melbourne LIQ), 3.730%, 5/4/2006	$11,200,000
11,000,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-7) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.770%, 5/4/2006	11,000,000
4,300,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-8) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg (GTD), State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.770%, 5/4/2006	4,300,000
8,500,000	[3]	Los Angeles, CA Department of Water & Power, Solar Eclipses (Series 2006-0037) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(FSA INS)/(U.S. Bank, N.A. LIQ), 3.800%, 5/4/2006	8,500,000
2,990,000	[3]	Los Angeles, CA Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	2,990,000
19,995,000	[3]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/3/2006	19,995,000
9,425,000	[3]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	9,425,000
25,850,000	[3]	Los Angeles, CA Unified School District, Floater Certificates (Series 2004-1201), 3.40% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/16/2006	25,850,000
29,485,000	[3]	Los Angeles, CA Unified School District, ROCS (Series 35) Weekly VRDNs (FGIC INS)/ (Citibank NA, New York LIQ), 3.830%, 5/4/2006	29,485,000
34,490,000		Los Angeles, CA Wastewater System, (Series 2006C) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.790%, 5/4/2006	34,490,000
19,000,000		Los Angeles, CA Wastewater System, (Series 2006D) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.770%, 5/4/2006	19,000,000
10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC), 3.770%, 5/4/2006	10,000,000
35,000,000		Los Angeles, CA, 4.00% TRANs, 6/30/2006	35,040,452
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$12,500,000	[3]	Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	$12,500,000
9,840,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.870%, 5/3/2006	9,840,000
15,800,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 3.700%, 5/4/2006	15,800,000
5,885,000	[3]	Newport-Mesa, CA Unified School District, ROCs (Series 2060), 3.42% TOBs (FGIC INS)/ (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/1/2006	5,885,000
3,300,000	[3]	Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	3,300,000
2,400,000		Orange County, CA IDA, (Series 1999D) Weekly VRDNs (Trabuco Highlands Apartments)/ (FHLMC LOC), 3.780%, 5/4/2006	2,400,000
4,960,000	[3]	Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.840%, 5/4/2006	4,960,000
5,990,000	[3]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	5,990,000
2,600,000	[3]	Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 5/3/2006 @ 100), 3.810%, 12/1/2023	2,600,000
25,755,000	[3]	Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	25,755,000
3,980,000	[3]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	3,980,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 3.750%, 5/4/2006	10,000,000
35,415,000	[3]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.860%, 5/4/2006	35,415,000
6,000,000	[3]	San Diego, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.800%, 5/4/2006	6,000,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 3.770%, 5/4/2006	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,000,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A) Weekly VRDNs (Bayside Village Associates)/(J.P. Morgan Chase Bank, N.A. LOC), 3.760%, 5/3/2006	$3,000,000
12,600,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B) Weekly VRDNs (Bayside Village Associates)/(J.P. Morgan Chase Bank, N.A. LOC), 3.760%, 5/3/2006	12,600,000
2,635,000	[3]	San Jose, CA Airport, ROCS (Series 2004) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.830%, 5/4/2006	2,635,000
16,590,000		Sanger, CA Public Financing Authority, (Series 2002A) Weekly VRDNs (Sanger, CA Water/Wastewater Systems)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.780%, 5/3/2006	16,590,000
7,925,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 3.830%, 5/2/2006	7,925,000
19,880,000		Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.770%, 5/4/2006	19,880,000
2,580,000	[3]	Southern California Logistics Airport Authority, (PA-1323) Weekly VRDNs (Radian Asset Assurance INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	2,580,000
2,200,000	[3]	Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.860%, 5/3/2006	2,200,000
5,560,000		Temecula, CA Public Financing Authority Community Facilities District No. 01-2 (Harveston), (Series 2002-A) Weekly VRDNs (Bank of America N.A. LOC), 3.770%, 5/4/2006	5,560,000
8,305,000	[3]	Trustees of the California State University, Roaring Forks (Series 2005-3) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.810%, 5/4/2006	8,305,000
4,700,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.840%, 5/3/2006	4,700,000
10,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2005A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.780%, 5/3/2006	10,000,000
19,205,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.780%, 5/3/2006	19,205,000
14,800,000		Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.840%, 5/4/2006	14,800,000
		TOTAL	1,700,444,701
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--9.3%
$26,388,500	[3]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	$26,388,500
20,000,000		Commonwealth of Puerto Rico, (Series 2006), 4.50% TRANs (BNP Paribas SA, Bank of Nova Scotia, Toronto, Citibank NA, New York, Dexia Credit Local, Fortis Bank SA/NV, Royal Bank of Canada, Montreal and State Street Bank and Trust Co. LOCs), 7/28/2006	20,060,307
29,985,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	29,985,000
17,946,000	[3]	Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2002-815d) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	17,946,000
19,490,000	[3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	19,490,000
21,595,000	[3]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	21,595,000
19,000,000	[3]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.900%, 5/3/2006	19,000,000
3,763,000	[3]	Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	3,763,000
17,885,000	[3]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	17,885,000
		TOTAL	176,112,807
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [4]	1,876,557,508
		OTHER ASSETS AND LIABILITIES - NET--0.6%	11,003,516
		TOTAL NET ASSETS--100%	$1,887,561,024

At April 30, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $900,544,085 which represents 47.7% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,876,557,508
Cash		816,156
Income receivable		12,743,203
Receivable for shares sold		1,126,042
TOTAL ASSETS		1,891,242,909
Liabilities:
Payable for shares redeemed	$1,436,130
Income distribution payable	1,625,198
Payable for distribution services fee (Note 5)	85,949
Payable for shareholder services fee (Note 5)	261,769
Payable for transfer and dividend disbursing agent fees and expenses	251,032
Accrued expenses	21,807
TOTAL LIABILITIES		3,681,885
Net assets for 1,887,530,634 shares outstanding		$1,887,561,024
Net Assets Consist of:
Paid-in capital		$1,887,530,599
Accumulated net realized gain on investments		32,125
Distributions in excess of net investment income		(1,700)
TOTAL NET ASSETS		$1,887,561,024
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$726,791,492 ÷ 726,779,426 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$580,053,170 ÷ 580,044,048 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$244,622,493 ÷ 244,627,473 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$208,735,370 ÷ 208,726,568 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$127,358,499 ÷ 127,353,119 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$31,993,110
Expenses:
Investment adviser fee (Note 5)		$5,180,887
Administrative personnel and services fee (Note 5)		824,795
Custodian fees		43,970
Transfer and dividend disbursing agent fees and expenses		429,242
Directors'/Trustees' fees		10,049
Auditing fees		8,888
Legal fees		5,683
Portfolio accounting fees		103,048
Distribution services fee--Cash II Shares (Note 5)		248,078
Distribution services fee--Cash Series Shares (Note 5)		458,605
Shareholder services fee--Institutional Service Shares (Note 5)		1,108,854
Shareholder services fee--Institutional Shares (Note 5)		738,169
Shareholder services fee--Cash II Shares (Note 5)		310,098
Shareholder services fee--Institutional Capital Shares (Note 5)		241,635
Shareholder services fee--Cash Series Shares (Note 5)		191,085
Share registration costs		45,843
Printing and postage		26,224
Insurance premiums		9,194
Miscellaneous		3,689
TOTAL EXPENSES		9,988,036
Waivers (Note 5):
Waiver of investment adviser fee	$(4,014,153)
Waiver of administrative personnel and services fee	(35,228)
Waiver of distribution services fee--Cash II Shares	(62,020)
Waiver of distribution services fee--Cash Series Shares	(76,548)
Waiver of shareholder services fee--Institutional Shares	(738,169)
Waiver of shareholder services fee-- Institutional Capital Shares	(193,308)
TOTAL WAIVERS		(5,119,426)
Net expenses			4,868,610
Net investment income			27,124,500
Net realized gain on investments			158,879
Change in net assets resulting from operations			$27,283,379

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,124,500	$34,777,357
Net realized gain (loss) on investments	158,879	(51,923)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,283,379	34,725,434
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(11,494,869)	(16,626,492)
Institutional Shares	(8,300,228)	(11,609,282)
Cash II Shares	(3,033,561)	(3,729,165)
Institutional Capital Shares	(2,710,384)	(1,385,962)
Cash Series Shares	(1,586,376)	(1,426,925)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,125,418)	(34,777,826)
Share Transactions:
Proceeds from sale of shares	5,967,163,413	9,090,701,281
Net asset value of shares issued to shareholders in payment of distributions declared	18,296,930	20,149,539
Cost of shares redeemed	(6,082,793,403)	(8,346,278,909)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(97,333,060)	764,571,911
Change in net assets	(97,175,099)	764,519,519
Net Assets:
Beginning of period	1,984,736,123	1,220,216,604
End of period (including distributions in excess of net investment income of $(1,700) and $(782), respectively)	$1,887,561,024	$1,984,736,123

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. The financial highlights of the Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income tax imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Institutional Capital Shares and Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	2,659,313,094	4,982,598,462
Shares issued to shareholders in payment of distributions declared	6,597,071	9,269,929
Shares redeemed	(2,835,075,414)	(4,827,803,578)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(169,165,249)	164,064,813

Institutional Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	2,469,304,664	2,756,965,315
Shares issued to shareholders in payment of distributions declared	4,370,117	4,354,090
Shares redeemed	(2,412,940,634)	(2,495,442,199)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	60,734,147	265,877,206

Cash II Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	392,495,828	526,666,383
Shares issued to shareholders in payment of distributions declared	3,033,135	3,712,690
Shares redeemed	(390,317,861)	(525,941,928)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	5,211,102	4,437,145

Institutional Capital Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	305,769,383	428,562,825
Shares issued to shareholders in payment of distributions declared	2,710,384	1,385,961
Shares redeemed	(255,504,007)	(274,197,978)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	52,975,760	155,750,808

Cash Series Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	140,280,444	395,908,296
Shares issued to shareholders in payment of distributions declared	1,586,223	1,426,869
Shares redeemed	(188,955,487)	(222,893,226)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(47,088,820)	174,441,939
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(97,333,060)	764,571,911

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $126,754 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$21,135
2012	$53,696
2013	$51,923

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $4,014,153 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $138,568 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $25,588 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares, and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $931,477 of its fee. For the six months ended April 30, 2006, FSSC retained $21,191 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,692,870,000 and $1,425,830,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 76.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries there of (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract [these contracts] reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

35087 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.015	0.005		0.005	0.009		0.025
Net realized gain (loss) on investments	0.000	[1]	--	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.015	0.005		0.005	0.009		0.025
Less Distributions:
Distributions from net investment income	(0.012)		(0.015)	(0.005)		(0.005)	(0.009)		(0.025)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.20%		1.53%	0.48%		0.49%	0.90%		2.55%

Ratios to Average Net Assets:
Net expenses	0.67	% [3]	0.67%	0.67%		0.67%	0.67%		0.65%
Net investment income	2.40	% [3]	1.46%	0.48%		0.49%	0.90		2.53%
Expense waiver/reimbursement [4]	0.28	% [3]	0.27%	0.24%		0.23%	0.22%		0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$158,374		$174,343	$261,427		$306,669	$297,748		$276,936

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.011
Net realized gain (loss) on investments	0.000	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.04%		1.06	% [4]

Ratios to Average Net Assets:
Net expenses	1.00	% [5]	1.00	% [5]
Net investment income	2.06	% [5]	1.51	% [5]
Expense waiver/reimbursement [6]	0.56	% [5]	0.59	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,961		$73,172

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,012.00	$3.34
Cash Series Shares	$1,000	$1,010.40	$4.98
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.47	$3.36
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.67%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.6%
Municipal Notes	17.8%
Commercial Paper	4.7%
Other Assets and Liabilities-Net [2]	0.9%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.6%
8-30 Days	0.0%
31-90 Days	6.6%
91-180 Days	14.4%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.1% [1,2]
		Connecticut--91.8%
$4,000,000		Brookfield, CT, 4.00% BANs, 6/15/2006	$4,005,321
2,000,000		Capitol Region Education Council, CT, 4.25% BANs, 8/15/2006	2,004,255
1,000,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(JPMorgan Chase Bank, N.A. LOC), 3.790%, 5/3/2006	1,000,000
6,400,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.790%, 5/3/2006	6,400,000
2,110,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.790%, 5/3/2006	2,110,000
240,000		Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC), 3.900%, 5/4/2006	240,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 3.830%, 5/3/2006	4,100,000
565,000		Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank, N.A. LOC), 3.930%, 5/3/2006	565,000
5,000,000		Connecticut Development Authority, (Series 1999), 3.52% CP (New England Power Co.), Mandatory Tender 6/1/2006	5,000,000
4,600,000		Connecticut Development Authority, (Series 1999), 3.58% CP (New England Power Co.), Mandatory Tender 7/6/2006	4,600,000
1,600,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 3.930%, 5/4/2006	1,600,000
4,970,000	[3]	Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	4,970,000
4,845,000	[3]	Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	4,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$2,740,000		Connecticut State HEFA, (Series 1999B) Weekly VRDNs (Ascension Health Credit Group), 3.770%, 5/3/2006	$2,740,000
9,800,000		Connecticut State HEFA, (Series 2004-B) Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC), 3.710%, 5/4/2006	9,800,000
3,115,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC), 3.790%, 5/4/2006	3,115,000
4,695,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 3.790%, 5/4/2006	4,695,000
8,100,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.790%, 5/4/2006	8,100,000
1,700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode Island LOC), 3.800%, 5/3/2006	1,700,000
2,610,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(Bank of New York LOC), 3.770%, 5/4/2006	2,610,000
2,880,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 3.780%, 5/4/2006	2,880,000
11,990,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.880%, 5/3/2006	11,990,000
8,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (University of Hartford, CT)/(Citizens Bank of Rhode Island LOC), 3.710%, 5/4/2006	8,000,000
605,000		Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC), 3.780%, 5/4/2006	605,000
2,500,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 3.780%, 5/3/2006	2,500,000
9,010,000	[3]	Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	9,010,000
12,995,000	[3]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 3.00% TOBs (Bank of America N.A. LIQ), Optional Tender 9/7/2006	12,995,000
4,985,000	[3]	Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.830%, 5/4/2006	4,985,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$2,800,000	[3]	Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 3.390%, 5/4/2006	$2,800,000
4,815,000	[3]	Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	4,815,000
6,680,000	[3]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.830%, 5/4/2006	6,680,000
1,820,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ), 3.870%, 5/3/2006	1,820,000
4,000,000	[3]	Connecticut State, (Series 2000-515) Weekly VRDNs (Morgan Stanley LIQ), 3.820%, 5/4/2006	4,000,000
5,700,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 3.770%, 5/4/2006	5,700,000
2,600,000		Killingworth, CT, 4.75% BANs, 8/30/2006	2,608,472
4,000,000		Meriden, CT, 4.00% BANs, 8/4/2006	4,010,815
1,885,000		New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.810%, 5/3/2006	1,885,000
9,000,000		New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.810%, 5/3/2006	9,000,000
2,000,000		New Britain, CT, 5.00% BANs, 4/5/2007	2,024,736
2,500,000		North Canaan, CT Housing Authority, (Series 2001) Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 5/4/2006	2,500,000
1,000,000		North Haven, CT, 5.00% BANs, 1/23/2007	1,009,561
5,965,000		Plainfield, CT, 4.25% BANs, 10/10/2006	5,988,306
3,690,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 3.830%, 5/4/2006	3,690,000
1,855,000	[3]	Weston, CT, ROCS (Series 6501), 3.45% TOBs (Citibank NA, New York LIQ), Optional Tender 8/10/2006	1,855,000
		TOTAL	187,551,466
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--7.3%
$3,372,000	[3]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	$3,372,000
5,995,000	[3]	Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	5,995,000
775,000	[3]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	775,000
3,945,000	[3]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.790%, 5/3/2006	3,945,000
919,000	[3]	Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	919,000
		TOTAL	15,006,000
		TOTAL MUNICIPAL INVESTMENTS - 99.1% (AT AMORTIZED COST) [4]	202,557,466
		OTHER ASSETS AND LIABILITIES--NET - 0.9%	1,777,466
		TOTAL NET ASSETS--100%	$204,334,932
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $71,961,000 which represents 35.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$202,557,466
Cash		567,502
Income receivable		1,474,166
Receivable for shares sold		15,000
TOTAL ASSETS		204,614,134
Liabilities:
Income distribution payable	$198,272
Payable for transfer and dividend disbursing agent fees and expenses	40,393
Payable for distribution services fee (Note 5)	8,592
Payable for shareholder services fee (Note 5)	26,546
Accrued expenses	5,399
TOTAL LIABILITIES		279,202
Net assets for 204,348,959 shares outstanding		$204,334,932
Net Assets Consist of:
Paid-in capital		$204,348,870
Accumulated net realized loss on investments		(14,027)
Undistributed net investment income		89
TOTAL NET ASSETS		$204,334,932
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$158,374,323 ÷ 158,392,722 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$45,960,609 ÷ 45,956,237 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$3,418,083
Expenses:
Investment adviser fee (Note 5)		$556,682
Administrative personnel and services fee (Note 5)		88,635
Custodian fees		5,033
Transfer and dividend disbursing agent fees and expenses		71,395
Directors'/Trustees' fees		1,019
Auditing fees		8,144
Legal fees		2,245
Portfolio accounting fees		35,970
Distribution services fee--Cash Series Shares (Note 5)		173,965
Shareholder services fee--Institutional Service Shares (Note 5)		186,794
Shareholder services fee--Cash Series Shares (Note 5)		72,485
Share registration costs		17,754
Printing and postage		10,638
Insurance premiums		4,353
Miscellaneous		1,158
TOTAL EXPENSES		1,236,270
Waivers (Note 5):
Waiver of investment adviser fee	$(203,858)
Waiver of administrative personnel and services fee	(3,796)
Waiver of distribution services fee--Cash Series Shares	(110,178)
Waiver of shareholder services fee--Institutional Service Shares	(71,515)
TOTAL WAIVERS		(389,347)
Net expenses			846,923
Net investment income			2,571,160
Net realized gain on investments			14,040
Change in net assets resulting from operations			$2,585,200

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,571,160	$3,471,834
Net realized gain on investments	14,040	-
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,585,200	3,471,834
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,974,080)	(2,957,992)
Cash Series Shares	(597,270)	(513,376)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,571,350)	(3,471,368)
Share Transactions:
Proceeds from sale of shares	327,204,715	736,795,674
Net asset value of shares issued to shareholders in payment of distributions declared	1,491,090	2,025,411
Cost of shares redeemed	(371,889,138)	(752,734,447)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,193,333)	(13,913,362)
Change in net assets	(43,179,483)	(13,912,896)
Net Assets:
Beginning of period	247,514,415	261,427,311
End of period (including undistributed net investment income of $89 and $279, respectively)	$204,334,932	$247,514,415

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees").The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Service Shares:
Shares sold	278,938,373	600,650,395
Shares issued to shareholders in payment of distributions declared	893,762	1,512,043
Shares redeemed	(295,810,944)	(689,246,561)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(15,978,809)	(87,084,123)

	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Cash Series Shares:
Shares sold	48,266,342	136,145,279
Shares issued to shareholders in payment of distributions declared	597,328	513,368
Shares redeemed	(76,078,194)	(63,487,886)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(27,214,524)	73,170,761
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(43,193,333)	(13,913,362)

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $28,067 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 7,043
2012	$21,024

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $203,858 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $110,178 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $71,515 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $180,320,000 and $170,415,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 62.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.7% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's/fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N559
Cusip 608919601

0052406 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	[1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.018		0.008	0.008	0.012		0.029
Net realized gain (loss) on investments	0.000	[2]	(0.000	) [2]	0.000 [2]	0.000 [2]	(0.000	) [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.018		0.008	0.008	0.012		0.029
Less Distributions:
Distributions from net investment income	(0.013)		(0.018)		(0.008)	(0.008)	(0.012)		(0.029)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [3]	1.34%		1.83%		0.76%	0.80%	1.24%		2.98%

Ratios to Average Net Assets:
Net expenses	0.45	% [4]	0.45%		0.45%	0.45%	0.45%		0.45%
Net investment income	2.68	% [4]	1.80%		0.74%	0.81%	1.22%		2.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,472		$161,050		$198,633	$334,439	$584,103		$581,401

1 Beginning with the year ended October 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.40	$2.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.56	$2.26

1 Expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	86.2%
Municipal Notes	13.2%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.2%
8-30 Days	0.0%
31-90 Days	4.6%
91-180 Days	3.0%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		Alabama--3.5%
$3,750,000		Alabama HFA MFH (2000 Series A: Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 3.850%, 5/4/2006	$3,750,000
1,000,000	[3]	Alabama State Public School & College Authority (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	1,000,000
1,000,000	[3]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	1,000,000
500,000		Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 3.810%, 5/4/2006	500,000
		TOTAL	6,250,000
		Connecticut--1.1%
2,000,000	[3]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), Weekly VRDNs (Bank of America N.A. LIQ), 3.830%, 5/4/2006	2,000,000
		Florida--1.4%
2,000,000		Jacksonville, FL, EDC (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), 3.820%, 5/4/2006	2,000,000
500,000		Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 3.870%, 5/3/2006	500,000
		TOTAL	2,500,000
		Illinois--5.4%
5,500,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.850%, 5/4/2006	5,500,000
1,700,000		Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 3.830%, 5/1/2006	1,700,000
2,500,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., J.P. Morgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 3.810%, 5/3/2006	2,500,000
		TOTAL	9,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--8.2%
$4,890,000		Frankfort, IN, EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A. LOC), 3.850%, 5/4/2006	$4,890,000
9,890,000		St. Joseph County, IN (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank, Indiana LOC), 3.870%, 5/4/2006	9,890,000
		TOTAL	14,780,000
		Maryland--4.8%
4,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/ (Series 2003-19), 3.50% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	4,000,000
3,000,000		Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(LaSalle Bank, N.A. LOC), 3.790%, 5/4/2006	3,000,000
1,520,000		Maryland Community Development Administration - Residential Revenue (2006 Series C), 3.375% BANs, 3/7/2007	1,520,000
		TOTAL	8,520,000
		Michigan--3.8%
2,000,000	[3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	2,000,000
80,000	[3]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.900%, 5/4/2006	80,000
4,000,000		Jackson County, MI Hospital Finance Authority (Series 2005A), Weekly VRDNs (W.A. Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC), 3.820%, 5/4/2006	4,000,000
700,000		Michigan State Strategic Fund (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 3.850%, 5/4/2006	700,000
		TOTAL	6,780,000
		Minnesota--4.2%
1,500,000		Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	1,500,000
6,000,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.850%, 5/3/2006	6,000,000
		TOTAL	7,500,000
		Missouri--1.5%
2,715,000		Howell County, MO, IDA (Series 1992), 3.35% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 8/1/2006	2,715,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--5.6%
$1,239,956	[3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.090%, 5/4/2006	$1,239,956
6,042,000	[3]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.920%, 5/4/2006	6,042,000
2,825,000	[3]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.860%, 5/4/2006	2,825,000
		TOTAL	10,106,956
		New Jersey--2.4%
4,270,000		Linden, NJ, Landfill Improvement, 4.00% BANs, 5/31/2006	4,273,759
		Ohio--8.7%
3,575,000		Cuyahoga County, OH Health Care Facilities (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 3.900%, 5/4/2006	3,575,000
1,855,000		Cuyahoga County, OH Hospital Authority (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.880%, 5/4/2006	1,855,000
3,370,000		Erie County, OH (Series 1996A), Weekly VRDNs (Providence Care Center)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 5/4/2006	3,370,000
2,000,000		Franklin County, OH Health Care Facilities (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.820%, 5/4/2006	2,000,000
3,840,000		Marion County, OH Health Care Facilities (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.880%, 5/3/2006	3,840,000
1,000,000		Port of Greater Cincinnati, OH Development Authority (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., LaSalle Bank, N.A. and U.S. Bank, N.A. LOCs), 3.830%, 5/3/2006	1,000,000
		TOTAL	15,640,000
		Oklahoma--4.8%
8,640,000	[3]	Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.950%, 5/4/2006	8,640,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--18.8%
$915,000		Allegheny County, PA, IDA (Series A of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC), 3.870%, 5/4/2006	$915,000
4,500,000		Butler County, PA,IDA (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.810%, 5/4/2006	4,500,000
10,850,000		Chester County, PA, IDA (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 3.840%, 5/3/2006	10,850,000
470,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.820%, 5/4/2006	470,000
4,600,000		Dauphin County, PA General Authority Education and Health Loan Program (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.850%, 5/4/2006	4,600,000
200,000		Dauphin County, PA, IDA (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.830%, 5/5/2006	200,000
1,500,000	[3]	Delaware Valley, PA Regional Finance Authority (Series 5005 BBT), 3.45% TOBs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007	1,500,000
5,500,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.900%, 5/4/2006	5,500,000
3,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.960%, 5/4/2006	3,000,000
2,200,000		Erie County, PA Hospital Authority (Series A of 2001), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank NV LOC), 3.860%, 5/4/2006	2,200,000
		TOTAL	33,735,000
		South Carolina--2.8%
5,000,000	[3]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	5,000,000
		Texas--16.7%
9,625,000		Harris County, TX, HFDC (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 3.850%, 5/4/2006	9,625,000
6,395,000	[3]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	6,395,000
3,875,000	[3]	Houston, TX, ROCs (Series 242), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Citibank N.A., New York LIQ), 3.840%, 5/4/2006	3,875,000
6,050,000	[3]	Lower Colorado River Authority, TX (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	6,050,000
3,985,000	[3]	Lower Colorado River Authority, TX, MERLOTS (2000 RRR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	3,985,000
		TOTAL	29,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--1.2%
$2,115,000	[3]	Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	$2,115,000
		West Virginia--3.0%
5,440,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 4.000%, 5/4/2006	5,440,000
		Wisconsin--1.5%
2,700,000		Elmbrook, WI School District, 3.75% TRANs, 8/22/2006	2,706,649
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [4]	178,332,364
		OTHER ASSETS AND LIABILITIES - NET--0.6%	1,139,282
		TOTAL NET ASSETS--100%	$179,471,646

At April 30, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $63,746,956 which represents 35.5% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$178,332,364
Cash		618,379
Income receivable		1,158,125
TOTAL ASSETS		180,108,868
Liabilities:
Payable for shares redeemed	$341,912
Income distribution payable	291,745
Payable for Directors'/Trustees' fees	191
Accrued expenses	3,374
TOTAL LIABILITIES		637,222
Net assets for 179,474,904 shares outstanding		$179,471,646
Net Assets Consist of:
Paid-in capital		$179,467,043
Accumulated net realized gain on investments		4,845
Distributions in excess of net investment income		(242)
TOTAL NET ASSETS		$179,471,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$179,471,646 ÷ 179,474,904 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statement

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$2,592,452
Expenses:
Investment adviser fee (Note 5)		$329,871
Administrative personnel and services fee (Note 5)		71,029
Custodian fees		3,960
Transfer and dividend disbursing agent fees and expenses		11,337
Directors'/Trustees' fees		683
Auditing fees		8,333
Legal fees		873
Portfolio accounting fees		21,929
Shareholder services fee (Note 5)		206,169
Share registration costs		11,196
Printing and postage		4,610
Insurance premiums		3,982
Miscellaneous		741
TOTAL EXPENSES		674,713
Waivers (Note 5):
Waiver of investment adviser fee	$(78,334)
Waiver of administrative personnel and services fee	(8,188)
Waiver of shareholder services fee	(206,169)
TOTAL WAIVERS		(292,691)
Net expenses			382,022
Net investment income			2,210,430
Net realized gain on investments			19,439
Change in net assets resulting from operations			$2,229,869

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,210,430	$3,503,334
Net realized gain (loss) on investments	19,439	(9,905)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,229,869	3,493,429
Distributions to Shareholders:
Distributions from net investment income	(2,209,943)	(3,502,703)
Share Transactions:
Proceeds from sale of shares	234,726,982	506,577,846
Net asset value of shares issued to shareholders in payment of distributions declared	824,210	1,067,836
Cost of shares redeemed	(217,149,926)	(545,219,210)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,401,266	(37,573,528)
Change in net assets	18,421,192	(37,582,802)
Net Assets:
Beginning of period	161,050,454	198,633,256
End of period (including distributions in excess of net investment income of $(242) and $(729), respectively)	$179,471,646	$161,050,454

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	234,726,982	506,577,846
Shares issued to shareholders in payment of distributions declared	824,210	1,067,836
Shares redeemed	(217,149,926)	(545,219,210)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,401,266	(37,573,528)

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $14,594 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$4,689
2013	$9,905

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of the average daily net assets of the Fund. For the six months ended April 30, 2006, the Adviser waived $78,334 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $206,169 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $134,350,000 and $93,230,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017		0.006		0.007	0.012		0.028
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017		0.006		0.007	0.012		0.028
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)		(0.006)		(0.007)	(0.012)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.28%		1.70%		0.63%		0.66%	1.16%		2.87%

Ratios to Average Net Assets:
Net expenses	0.63	% [3]	0.61%		0.62%		0.63%	0.64%		0.65%
Net investment income	2.58	% [3]	1.64%		0.62%		0.64%	1.12%		2.83%
Expense waiver/reimbursement [4]	0.12	% [3]	0.18%		0.19%		0.17%	0.15%		0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,220		$189,129		$230,885		$247,742	$220,597		$205,177

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.014		0.004		0.004	0.009		0.026
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.014		0.004		0.004	0.009		0.026
Less Distributions:
Distributions from net investment income	(0.011)		(0.014)		(0.004)		(0.004)	(0.009)		(0.026)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.15%		1.44%		0.37%		0.39%	0.90%		2.62%

Ratios to Average Net Assets:
Net expenses	0.91	% [3]	0.87%		0.89%		0.89%	0.90%		0.90%
Net investment income	2.32	% [3]	1.37%		0.32%		0.36%	0.74%		2.73%
Expense waiver/reimbursement [4]	0.14	% [3]	0.19%		0.16%		0.16%	0.14%		0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,612		$173,201		$129,139		$85,650	$77,280		$104,872

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006		Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.011
Net realized gain (loss) on investments	0.000	[2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.011
Less Distributions:
Distributions from net investment income	(0.011)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.07%		1.13%

Ratios to Average Net Assets:
Net expenses	1.04	% [4]	1.00	% [4]
Net investment income	2.15	% [4]	1.62	% [4]
Expense waiver/reimbursement [5]	0.37	% [4]	0.44	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$109,133		$124,304

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.80	$3.14
Cash II Shares	$1,000	$1,011.50	$4.54
Cash Series Shares	$1,000	$1,010.70	$5.18
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.67	$3.16
Cash II Shares	$1,000	$1,020.28	$4.56
Cash Series Shares	$1,000	$1,019.64	$5.21

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Shares	0.63%
Cash II Shares	0.91%
Cash Series Shares	1.04%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	79.2%
Municipal Notes	19.4%
Commercial Paper	0.8%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.2%
8-30 Days	0.8%
31-90 Days	8.7%
91-180 Days	3.5%
181 Days or more	7.2%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		Alaska--0.6%
$3,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	$3,000,000
		Florida--86.2%
9,920,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), 3.50% TOBs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	9,920,000
18,505,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24) Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	18,505,000
5,000,000	[3]	Brevard County, FL Health Facilities Authority, (PA-1342) Weekly VRDNs (Health First, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 5/4/2006	5,000,000
2,040,000		Brevard County, FL IDRB Weekly VRDNs (Greywater Investments)/(SunTrust Bank LOC), 3.950%, 5/4/2006	2,040,000
980,000	[3]	Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	980,000
1,910,000		Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp. Project)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,910,000
1,840,000		Broward County, FL, IDRB's (Series 1997) Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	1,840,000
5,610,000	[3]	Broward County, FL, MERLOTS (Series 2004-B9) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	5,610,000
15,577,000	[3]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.920%, 5/4/2006	15,577,000
1,300,000		Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	1,300,000
5,975,000	[3]	Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	5,975,000
1,440,000	[3]	Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.920%, 5/4/2006	1,440,000
2,500,000		Eustis Health Facilities Authority, FL, (Series 1985) Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC), 3.870%, 5/4/2006	2,500,000
16,000,000		Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 3.860%, 5/3/2006	16,000,000
8,575,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.920%, 5/4/2006	8,575,000
4,615,000	[3]	Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	4,615,000
2,300,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank N.A., New York LOC), 3.840%, 5/3/2006	2,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$6,300,000		Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two)/(Citibank N.A., New York LOC), 3.840%, 5/3/2006	$6,300,000
9,640,000	[3]	Florida State Board of Education Capital Outlay, ROCs (Series 1014), 3.43% TOBs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/8/2006	9,640,000
7,980,000	[3]	Florida State Board of Education Lottery, (PT-1527) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	7,980,000
2,500,000	[3]	Florida State Board of Education, (Series 495) Weekly VRDNs (Florida State)/ (Citibank N.A., New York LIQ), 3.840%, 5/4/2006	2,500,000
10,580,000	[3]	Florida State Department of Environmental Protection, (Series 2001-637) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	10,580,000
3,992,500	[3]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	3,992,500
5,000,000	[3]	Florida State Turnpike Authority, PUTTERs (Ser 218z) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	5,000,000
4,995,000	[3]	Fort Myers, FL Utilities Revenue, (Series 1998-168) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	4,995,000
5,000,000	[3]	Gainesville, FL Utilities Systems, Solar Eclipse (Series 2006-0027) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.830%, 5/4/2006	5,000,000
2,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD), 4.900%, 5/3/2006	2,500,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (Guaranteed) LOC), Optional Tender 6/1/2006	4,100,000
5,515,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FSA INS)/ (Dexia Credit Local LIQ), 3.830%, 5/4/2006	5,515,000
13,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2003B) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.810%, 5/4/2006	13,000,000
2,594,500	[3]	Hillsborough County, FL Aviation Authority, (Series 2004-1060), 3.50% TOBs (Tampa International Airport)/(AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/15/2006	2,594,500
3,960,000	[3]	Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa International Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,960,000
4,190,000		Hillsborough County, FL HFA, (Series 2005) Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A., New York LOC), 3.850%, 5/3/2006	4,190,000
6,000,000		Hillsborough County, FL HFA, (Series 2005) Weekly VRDNs (Lake Kathy Apartments)/(SunTrust Bank LOC), 3.860%, 5/4/2006	6,000,000
4,520,000	[3]	Hillsborough County, FL HFA, (PT-3280) Weekly VRDNs (Park Springs Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	4,520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/ (SunTrust Bank LOC), 4.100%, 5/4/2006	$5,500,000
5,500,000		Hillsborough County, FL IDA, (Series 1986) Weekly VRDNs (Seaboard Tampa Terminals Venture)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2006	5,500,000
940,000		Hillsborough County, FL IDA, IDRB's (Series 1996) Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC), 4.000%, 5/3/2006	940,000
11,285,000	[3]	Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ), Optional Tender 2/15/2007	11,285,000
2,400,000		Indian River County, FL, IDRB's (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	2,400,000
19,660,000		Jacksonville, FL EDC, (Series 2003B), 4.00% TOBs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs), Mandatory Tender 1/1/2007	19,738,095
1,935,000		Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B) Weekly VRDNs (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A., Pittsburgh LOC), 3.900%, 5/4/2006	1,935,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (H.J. Heinz Co. GTD), 4.850%, 5/4/2006	2,700,000
4,550,000	[3]	Lee County, FL Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	4,550,000
17,010,000	[3]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	17,010,000
4,000,000		Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(Wachovia Bank N.A. LOC), 3.940%, 5/4/2006	4,000,000
1,075,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/ (Regions Bank, Alabama LOC), 3.950%, 5/4/2006	1,075,000
2,940,000		Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	2,940,000
3,975,000		Manatee County, FL, (Series 1998 A) Weekly VRDNs (CFI Manufacturing, Inc. Project)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/4/2006	3,975,000
1,860,000		Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/ (Wachovia Bank N.A. LOC), 3.950%, 5/5/2006	1,860,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC), 3.850%, 5/3/2006	2,400,000
8,895,000		Miami-Dade County, FL Aviation, Floater Certificates (Series 2006-1326) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ), 3.870%, 5/4/2006	8,895,000
7,350,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 5/3/2006	7,350,000
1,800,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.920%, 5/4/2006	1,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$3,200,000		Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac America)/ (Bank of America N.A. LOC), 3.850%, 5/4/2006	$3,200,000
7,580,000	[3]	Miami-Dade County, FL, ROCs (Series 387) Weekly VRDNs (FGIC INS)/ (Citibank N.A., New York LIQ), 3.430%, 5/3/2006	7,580,000
5,975,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.910%, 5/3/2006	5,975,000
1,365,000	[3]	Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.950%, 5/4/2006	1,365,000
9,000,000		Orange County, FL, Health Facilities Authority, (Series 2006A) Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.860%, 5/4/2006	9,000,000
8,250,000	[3]	Orlando, FL Housing Authority, Roaring Forks (Series 2003-7) Weekly VRDNs (West Oaks Apartments)/(FNMA GTD)/(Bank of New York LIQ), 3.880%, 5/4/2006	8,250,000
5,895,000	[3]	Orlando, FL Utilites Commission, ROCs (Series 1040) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	5,895,000
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 3.850%, 5/3/2006	3,620,000
1,165,000		Palm Beach County, FL IDA Weekly VRDNs (Gulfstream Goodwill Industries)/ (Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	1,165,000
5,500,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 3.820%, 5/4/2006	5,500,000
1,900,000		Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.920%, 5/5/2006	1,900,000
1,330,000		Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/5/2006	1,330,000
958,000		Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	958,000
995,000		Pinellas County, FL Health Facility Authority, (Series 1987) Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC), 3.830%, 5/4/2006	995,000
4,690,000	[3]	Reedy Creek Improvement District, FL, PUTTER (Series 902), 3.46% TOBs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	4,690,000
11,850,000		Sarasota County, FL Health Facilities Authority, (Series 2005A) Weekly VRDNs (Sarasota-Manatee Jewish Housing Council, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/4/2006	11,850,000
1,285,000		St. Lucie County, FL IDRB, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/(Wachovia Bank N.A. LOC), 3.950%, 5/5/2006	1,285,000
3,300,000		Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC), 3.950%, 5/3/2006	3,300,000
2,975,000	[3]	Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	2,975,000
5,195,000	[3]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	5,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$3,125,000	[3]	Volusia County, FL Education Facility Authority, ROCs (Series 440) Weekly VRDNs (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ), 3.850%, 5/4/2006	$3,125,000
850,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC), 3.900%, 5/4/2006	850,000
6,118,000	[3]	Volusia County, FL Tourist Development Tax Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ), 3.840%, 5/4/2006	6,118,000
1,900,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 3.930%, 5/3/2006	1,900,000
		TOTAL	410,328,095
		Indiana--0.9%
1,275,000		Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/ (Harris, N.A. LOC), 4.040%, 5/4/2006	1,275,000
2,850,000		Spencer-Owen, IN Community Schools, 4.25% TANs, 12/29/2006	2,863,770
		TOTAL	4,138,770
		Maryland--0.2%
770,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.920%, 5/4/2006	770,000
		Michigan--0.6%
3,000,000		Michigan Municipal Bond Authority, (Series C), 4.25% RANs (J.P. Morgan Chase Bank, N.A. LOC), 8/18/2006	3,010,600
		Minnesota--3.7%
10,750,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2005C) Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	10,750,000
7,000,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	7,000,000
		TOTAL	17,750,000
		Multi State--1.1%
1,000,000	[3]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.880%, 5/4/2006	1,000,000
4,200,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 3.860%, 5/4/2006	4,200,000
		TOTAL	5,200,000
		New Mexico--1.6%
7,613,768		New Mexico Mortgage Finance Authority, (Series 2005), 4.82938% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 6/1/2006	7,613,768
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--0.9%
$4,000,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	$4,000,000
		Texas--0.7%
3,460,000	[3]	Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	3,460,000
		West Virginia--0.9%
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.25% CP (Virginia Electric & Power Co.), Mandatory Tender 5/16/2006	4,000,000
		Wisconsin--2.0%
2,000,000		Eau Claire, WI Area School District, 4.00% TRANs, 8/25/2006	2,005,892
4,600,000		Menomonie, WI Area School District, 4.00% TRANs, 9/1/2006	4,615,662
1,100,000		Pulaski, WI Community School District, 3.75% TRANs, 9/26/2006	1,103,332
2,000,000		Verona, WI Area School District, 4.00% TRANs, 8/25/2006	2,005,875
		TOTAL	9,730,761
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [4]	473,001,994
		OTHER ASSETS AND LIABILITIES - NET--0.6%	2,963,889
		TOTAL NET ASSETS--100%	$475,965,883

Securities that are subject to the federal alternative minimum tax (AMT) represent 45.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.4%	2.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $214,882,000 which represents 45.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$473,001,994
Cash		862,535
Income receivable		2,742,807
Receivable for shares sold		347,860
TOTAL ASSETS		476,955,196
Liabilities:
Payable for shares redeemed	$340,229
Income distribution payable	427,227
Payable for transfer and disbursing agent fees and expenses	53,656
Payable for distribution services fee (Note 5)	58,722
Payable for shareholder services fee (Note 5)	89,375
Accrued expenses	20,104
TOTAL LIABILITIES		989,313
Net assets for 475,923,830 shares outstanding		$475,965,883
Net Assets Consist of:
Paid-in capital		$475,923,830
Accumulated net realized gain on investments		42,440
Distributions in excess of net investment income		(387)
TOTAL NET ASSETS		$475,965,883
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$220,220,234 ÷ 220,190,523 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$146,612,471 ÷ 146,615,264 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$109,133,178 ÷ 109,118,043 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$10,547,915
Expenses:
Investment adviser fee (Note 5)		$1,312,615
Administrative personnel and services fee (Note 5)		261,271
Custodian fees		12,214
Transfer and dividend disbursing agent fees and expenses		111,698
Directors'/Trustees' fees		2,555
Auditing fees		8,639
Legal fees		2,203
Portfolio accounting fees		59,656
Distribution services fee--Cash II Shares (Note 5)		348,467
Distribution services fee--Cash Series Shares (Note 5)		384,282
Shareholder services fee--Institutional Shares (Note 5)		234,884
Shareholder services fee--Cash II Shares (Note 5)		348,467
Shareholder services fee--Cash Series Shares (Note 5)		160,117
Share registration costs		24,083
Printing and postage		17,693
Insurance premiums		4,863
Miscellaneous		1,943
TOTAL EXPENSES		3,295,650
Waivers (Note 5):
Waiver of investment adviser fee	$(330,474)
Waiver of administrative personnel and services fee	(11,218)
Waiver of distribution services fee--Cash II Shares	(69,694)
Waiver of distribution services fee--Cash Series Shares	(160,117)
Waiver of shareholder services fee--Institutional Shares	(3,472)
TOTAL WAIVERS		(574,975)
Net expenses			2,720,675
Net investment income			7,827,240
Net realized gain on investments			51,931
Change in net assets resulting from operations			$7,879,171

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,827,240	$7,649,084
Net realized gain (loss) on investments	51,931	(8,423)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,879,171	7,640,661
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,211,401)	(3,726,261)
Cash II Shares	(3,241,831)	(2,999,575)
Cash Series Shares	(1,374,987)	(922,095)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,828,219)	(7,647,931)
Share Transactions:
Proceeds from sale of shares	1,990,955,982	2,332,338,587
Net asset value of shares issued to shareholders in payment of distributions declared	4,947,825	4,508,390
Cost of shares redeemed	(2,006,621,872)	(2,210,231,208)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,718,065)	126,615,769
Change in net assets	(10,667,113)	126,608,499
Net Assets:
Beginning of period	486,632,996	360,024,497
End of period (including undistributed (distributions in excess of) net investment income of $(387) and $592, respectively)	$475,965,883	$486,632,996

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Shares:
Shares sold	646,384,422	754,462,641
Shares issued to shareholders in payment of distributions declared	1,320,439	1,780,780
Shares redeemed	(616,639,799)	(797,998,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	31,065,062	(41,754,596)

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Cash II Shares:
Shares sold	1,169,403,776	1,370,509,171
Shares issued to shareholders in payment of distributions declared	2,252,399	1,805,516
Shares redeemed	(1,198,256,043)	(1,328,245,624)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(26,599,868)	44,069,063

	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Cash Series Shares:
Shares sold	175,167,784	207,366,775
Shares issued to shareholders in payment of distributions declared	1,374,987	922,094
Shares redeemed	(191,726,030)	(83,987,567)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(15,183,259)	124,301,302
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,718,065)	126,615,769

1 Reflects operations from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $9,491, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 307
2012	$ 762
2013	$8,422

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $330,474 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $229,811 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $63,269 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $3,472 of its fee. For the six months ended April 30, 2006, FSSC retained $13,541 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,210,230,000 and $1,114,925,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 80.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.2% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344
Cusip 608919700

G00827-02 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.018		0.007		0.008	0.013		0.029
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.018		0.007		0.008	0.013		0.029
Less Distributions:
Distributions from net investment income	(0.013)		(0.018)		(0.007)		(0.008)	(0.013)		(0.029)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.33%		1.81	% [3]	0.73%		0.78%	1.26%		2.96%

Ratios to Average Net Assets:
Net expenses	0.49	% [4]	0.49%		0.49%		0.49%	0.49%		0.49%
Net investment income	2.66	% [4]	1.81%		0.72%		0.79%	1.25%		2.79%
Expense waiver/reimbursement [5]	0.40	% [4]	0.41%		0.39%		0.38%	0.38%		0.40%
Supplemental Data:
Net assets, end of period (000) omitted)	$490,078		$532,323		$466,695		$509,686	$479,810		$426,415

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,013.30	$2.45
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006 the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.7%
Municipal Notes	15.8%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.3%
8-30 Days	0.0%
31-90 Days	3.3%
91-180 Days	2.0%
181 Days or more	7.9%
Other Assets and Liabilities--Net [2]	(0.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5% [1,2]
		Georgia--98.5%
$33,210,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4), Weekly VRDNs (Atlanta, GA, Airport General Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.830%, 5/4/2006	$33,210,000
10,000,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15), Weekly VRDNs (Fulton County, GA, Water & Sewage System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.830%, 5/4/2006	10,000,000
2,300,000		Albany-Dougherty, GA, Payroll Development Authority, Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC), 4.000%, 5/4/2006	2,300,000
700,000		Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	700,000
11,375,000	[3]	Atlanta, GA, Airport General Revenue (PA-916R),Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	11,375,000
3,980,000	[3]	Atlanta, GA, Airport General Revenue, MERLOTS (Series 2004-C14),Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,980,000
6,500,000	[3]	Atlanta, GA, Airport General Revenue (PA- 926R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	6,500,000
2,305,000	[3]	Atlanta, GA, Development Authority, Solar Eclipse (Series 2006-0024), Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.830%, 5/4/2006	2,305,000
7,155,000		Atlanta, GA, Downtown Development Authority (Series 2002), Weekly VRDNs/(AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.770%, 5/4/2006	7,155,000
4,500,000	[3]	Atlanta, GA, Water & Wastewater (Series 2006), FR/RI-K2 Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.900%, 5/3/2006	4,500,000
4,520,000	[3]	Atlanta, GA, Water & Wastewater, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.900%, 5/4/2006	4,520,000
5,675,000	[3]	Atlanta, GA, ROCs (Series 2166), 3.430% TOBs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/1/2006	5,675,000
4,760,000		Augusta, GA, HFA (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.810%, 5/4/2006	4,760,000
2,550,000		Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC), 3.950%, 5/4/2006	2,550,000
2,500,000		Cartersville, GA, Development Authority (Series 2005), Weekly VRDNs (Aquafil U.S.A., Inc.)/ (Branch Banking & Trust Co., Winston-Salem LOC), 3.920%, 5/4/2006	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$7,025,000	[3]	Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), 3.350% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	$7,025,000
15,360,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.900%, 5/4/2006	15,360,000
1,800,000		Clayton County, GA, Housing Authority (Series 2000A: Summerwind), Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 3.850%, 5/4/2006	1,800,000
3,000,000		Cobb County, GA, Development Authority, (Series 2003), Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. of Virginia LOC), 3.820%, 5/4/2006	3,000,000
5,450,000		Cobb County, GA, Development Authority (Series 2004B), Weekly VRDNs (Presbyterian Village, Austell, Inc.)/(Allied Irish Banks PLC LOC), 3.820%, 5/3/2006	5,450,000
8,000,000		Cobb County, GA, Housing Authority (Series 2003), Weekly VRDNs (Woodchase Village Apartments)/(Regions Bank, Alabama LOC), 3.920%, 5/4/2006	8,000,000
2,300,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,300,000
9,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/(ABN AMRO Bank NV, Amsterdam LOC), 3.850%, 5/4/2006	9,675,000
900,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.920%, 5/4/2006	900,000
5,425,000		Columbus, GA, Development Authority (Series 2005A), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.840%, 5/4/2006	5,425,000
4,405,000		Columbus, GA, IDA, Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 4.150%, 5/4/2006	4,405,000
7,320,000		Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC), 3.950%, 5/4/2006	7,320,000
7,095,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.220%, 5/4/2006	7,095,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 4.000%, 5/4/2006	7,500,000
1,245,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,245,000
1,550,000		Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$1,250,000		DeKalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	$1,250,000
1,000,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 3.800%, 5/3/2006	1,000,000
350,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/4/2006	350,000
855,000		DeKalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/5/2006	855,000
2,350,000		DeKalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 3.800%, 5/3/2006	2,350,000
11,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	11,000,000
4,465,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 3.840%, 5/4/2006	4,465,000
800,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC), 4.200%, 5/4/2006	800,000
440,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	440,000
6,840,000		Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	6,840,000
2,550,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,550,000
5,700,000		Forsyth County, GA, Development Authority, IDRB (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC), 3.850%, 5/3/2006	5,700,000
4,620,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.870%, 5/4/2006	4,620,000
1,820,000		Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 3.800%, 5/3/2006	1,820,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 3.800%, 5/3/2006	5,595,000
3,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	3,000,000
1,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	1,000,000
900,000		Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$2,500,000		Fulton County, GA, Development Authority (Series 2005), Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	$2,500,000
4,650,000		Fulton County, GA, Development Authority (Series 2006), Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 3.850%, 5/4/2006	4,650,000
4,200,000		Fulton County, GA, Development Authority (Series 2006), Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	4,200,000
4,500,000		Fulton County, GA, IDA (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/ (Columbus Bank and Trust Co., GA LOC), 3.870%, 5/4/2006	4,500,000
2,000,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,000,000
4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	4,875,000
4,940,000	[3]	Gainesville, GA, Housing Authority (PT-1985), Weekly VRDNs (Lenox Park Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	4,940,000
6,940,000		Gainesville, GA, Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	6,940,000
3,000,362		Georgia Municipal Association, Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.810%, 5/4/2006	3,000,362
1,100,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC), 3.850%, 5/3/2006	1,100,000
3,285,000	[3]	Georgia State HFA, MERLOTS (Series 2001A-106), 3.400% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	3,285,000
1,430,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	1,430,000
3,000,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	3,000,000
2,800,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.830%, 5/3/2006	2,800,000
5,000,000	[3]	Georgia State Road and Tollway Authority (PT-2019), Weekly VRDNs (Georgia State GTD)/ (Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	5,000,000
12,980,000	[3]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	12,980,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$10,520,000	[3]	Georgia State, PUTTERs (Series 493), 3.460% TOBs (JPMorgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	$10,520,000
1,815,000		Gwinnett County, GA, Development Authority (Series 1996), Weekly VRDNs (Sidel, Inc.)/ (Bank of America N.A. LOC), 3.900%, 5/4/2006	1,815,000
330,000		Gwinnett County, GA, Development Authority (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	330,000
2,855,000		Gwinnett County, GA, Development Authority (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,855,000
13,250,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 3.900%, 5/4/2006	13,250,000
5,500,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 3.860%, 5/4/2006	5,500,000
23,000,000		Gwinnett County, GA, School District, 4.50% TANs, 12/29/2006	23,135,890
480,000		Jackson County, GA, IDA (Series 1997), Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	480,000
2,700,000		Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC), 3.920%, 5/4/2006	2,700,000
22,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.860%, 5/4/2006	22,000,000
3,630,000		La Grange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC), 4.000%, 5/4/2006	3,630,000
3,465,000		La Grange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC), 4.000%, 5/4/2006	3,465,000
2,900,000		La Grange, GA, MFH Authority, Revenue Bonds, 3.05% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2006	2,900,000
2,720,000		La Grange, GA, MFH Authority, Revenue Bonds, 3.05% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2006	2,720,000
7,770,000	[3]	Marietta, GA, Housing Authority, MFH Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 3.980%, 5/3/2006	7,770,000
1,442,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 3.930%, 5/4/2006	1,442,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$7,500,000		Monroe County, GA, Development Authority (Series 1995-2nd), 2.830% TOBs (Georgia Power Co.), Mandatory Tender 5/5/2006	$7,500,000
2,950,000		Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC), 3.900%, 5/4/2006	2,950,000
4,430,000		Newnan, GA, Housing Authority (Series 2002), Weekly VRDNs (Summit Point Apartments)/ (Columbus Bank and Trust Co., GA LOC), 3.900%, 5/4/2006	4,430,000
6,000,000		Oconee County, GA, IDA (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	6,000,000
5,600,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.910%, 5/4/2006	5,600,000
3,060,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	3,060,000
8,040,000		Roswell, GA, Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 3.850%, 5/4/2006	8,040,000
4,600,000		Roswell, GA, Housing Authority, MFH Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 3.850%, 5/3/2006	4,600,000
3,000,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.850%, 5/3/2006	3,000,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC), 3.850%, 5/3/2006	2,000,000
3,500,000		Savannah, GA, Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/ (Key Bank, N.A. LOC), 3.860%, 5/4/2006	3,500,000
2,000,000		Tallapoosa, GA, Development Authority (Series 1994), Weekly VRDNs (U.S. Can Co.)/ (Deutsche Bank Trust Co. Americas LOC), 3.900%, 5/3/2006	2,000,000
1,000,000		Thomasville, GA, Payroll Development Authority (Series 2005A), Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,000,000
7,000,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 3.770%, 5/5/2006	7,000,000
1,050,000		Whitfield County, GA, Development Authority, Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC), 3.900%, 5/3/2006	1,050,000
1,175,000		Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 3.900%, 5/4/2006	1,175,000
3,200,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	3,200,000
		TOTAL	482,433,252
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--2.0%
$9,995,000	[3]	Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	$9,995,000
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST) [4]	492,428,252
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(2,349,980)
		TOTAL NET ASSETS--100%	$490,078,272

Securities that are subject to the federal alternative minimum tax (AMT) represent 48.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $143,580,000 which represents 29.3% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$492,428,252
Cash		172,349
Income receivable		2,385,368
Receivable for shares sold		339,627
TOTAL ASSETS		495,325,596
Liabilities:
Payable for investments purchased	$4,807,785
Payable for shares redeemed	98,987
Income distribution payable	147,491
Payable for shareholder services fee (Note 5)	81,560
Accrued expenses	111,501
TOTAL LIABILITIES		5,247,324
Net assets for 490,072,856 shares outstanding		$490,078,272
Net Assets Consist of:
Paid-in capital		$490,072,856
Accumulated net realized gain on investments		5,377
Undistributed net investment income		39
TOTAL NET ASSETS		$490,078,272
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$490,078,272 ÷ 490,072,856 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$8,603,407
Expenses:
Investment adviser fee (Note 5)		$1,364,064
Administrative personnel and services fee (Note 5)		217,180
Custodian fees		12,388
Transfer and dividend disbursing agent fees and expenses		58,586
Directors'/Trustees' fees		2,401
Auditing fees		8,640
Legal fees		2,079
Portfolio accounting fees		47,520
Shareholder services fee (Note 5)		679,368
Share registration costs		26,791
Printing and postage		6,361
Insurance premiums		5,005
Miscellaneous		1,114
TOTAL EXPENSES		2,431,497
Waivers (Note 5):
Waiver of investment adviser fee	$(911,192)
Waiver of administrative personnel and services fee	(9,296)
Waiver of shareholder services fee	(161,024)
TOTAL WAIVERS		(1,081,512)
Net expenses			1,349,985
Net investment income			7,253,422
Net realized gain on investments			11,032
Change in net assets resulting from operations			$7,264,454

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,253,422	$9,297,272
Net realized gain (loss) on investments	11,032	(5,161)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,264,454	9,292,111
Distributions to Shareholders:
Distributions from net investment income	(7,253,835)	(9,296,016)
Share Transactions:
Proceeds from sale of shares	1,026,111,746	1,916,078,299
Net asset value of shares issued to shareholders in payment of distributions declared	6,008,029	8,042,371
Cost of shares redeemed	(1,074,374,854)	(1,858,488,840)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,255,079)	65,631,830
Change in net assets	(42,244,460)	65,627,925
Net Assets:
Beginning of period	532,322,732	466,694,807
End of period (including undistributed net investment income of $39 and $452, respectively)	$490,078,272	$532,322,732

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	1,026,111,746	1,916,078,299
Shares issued to shareholders in payment of distributions declared	6,008,029	8,042,371
Shares redeemed	(1,074,374,854)	(1,858,488,840)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(42,255,079)	65,631,830

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $5,655 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 364
2012	$ 130
2013	$5,161

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $911,192 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $161,024 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $551,095,000 and $531,402,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 86.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.4% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.016	0.005		0.006	0.011		0.027
Net realized gain (loss) on investments	--		0.000 [1]	(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.016	0.005		0.006	0.011		0.027
Less Distributions:
Distributions from net investment income	(0.012)		(0.016)	(0.005)		(0.006)	(0.011)		(0.027)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.24%		1.61%	0.53%		0.59%	1.06%		2.72%

Ratios to Average Net Assets:
Net expenses	0.67	% [3]	0.68%	0.70%		0.70%	0.70%		0.70%
Net investment income	2.49	% [3]	1.58%	0.54%		0.59%	1.06%		2.61%
Expense waiver/reimbursement [4]	0.46	% [3]	0.42%	0.42%		0.29%	0.28%		0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,920		$78,122	$83,202		$95,930	$118,149		$92,535

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,012.40	$3.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.47	$3.36

1 Expenses are equal to the Fund's annualized net expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.3%
Municipal Notes	18.4%
Commercial Paper	2.9%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.3%
8-30 Days	3.0%
31-90 Days	9.9%
91-180 Days	5.7%
181 Days or more	5.7%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.6% [1,2]
		Maryland--95.4%
$2,000,000	[3]	Baltimore County, MD Convention Center, Floater Certificates (Series 2004-1292), 3.55% TOBs (XL Capital Assurance Inc. INS)/(Morgan Stanley LIQ), Optional Tender 6/8/2006	$2,000,000
1,275,000		Baltimore County, MD, IDA (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 3.850%, 5/4/2006	1,275,000
2,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank (Guaranteed) LOC), 3.820%, 5/3/2006	2,400,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 3.500%, 5/15/2006	2,100,000
2,270,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	2,270,000
1,380,000		Baltimore County, MD (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.950%, 5/3/2006	1,380,000
2,940,000		Calvert County, MD, EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC), 3.820%, 5/4/2006	2,940,000
300,000		Carroll County, MD (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	300,000
3,340,000		Harford County, MD, EDA (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.920%, 5/4/2006	3,340,000
400,000		Harford County, MD (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/3/2006	400,000
1,015,000		Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/3/2006	1,015,000
4,850,000		Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 3.870%, 5/4/2006	4,850,000
1,500,000		Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(LaSalle Bank, N.A. LOC), 3.790%, 5/4/2006	1,500,000
2,500,000	[3]	Maryland Community Development Administration - Housing Revenue (PA 629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	2,500,000
2,615,000	[3]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	2,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$2,000,000		Maryland Community Development Administration - Residential Revenue (2005 Series G), 3.20% TOBs, Mandatory Tender 11/24/2006	$2,000,000
2,000,000		Maryland Community Development Administration - Residential Revenue (2006 Series D), 3.40% BANs, 3/7/2007	2,000,000
2,900,000		Maryland IDFA (Series 1999), 3.43% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (Guaranteed) LOC), Optional Tender 6/1/2006	2,900,000
2,110,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.870%, 5/3/2006	2,110,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	1,750,000
1,600,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 3.850%, 5/3/2006	1,600,000
2,800,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	2,800,000
2,625,000		Maryland State Economic Development Corp., (Series 2002), Weekly VRDNs (Mirage-Tucker LLC Facility)/(Wilmington Trust Co. LOC), 3.900%, 5/5/2006	2,625,000
1,950,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,950,000
2,150,000		Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	2,150,000
2,000,000		Maryland State Health & Higher Educational Facilities Authority, 5.00% Bonds (Johns Hopkins Hospital), 8/1/2006	2,009,602
2,700,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.850%, 5/5/2006	2,700,000
800,000		Maryland State IDFA (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	800,000
500,000		Montgomery County, MD, EDA (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	500,000
1,115,000		Montgomery County, MD Housing Opportunities Commission (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.800%, 5/2/2006	1,115,000
669,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 3.550%, 5/1/2006	669,000
2,000,000		Montgomery County, MD (Series 2002), 3.65% CP, Mandatory Tender 7/12/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$2,000,000	[3]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ), 3.880%, 5/4/2006	$2,000,000
860,000	[3]	Prince Georges County, MD Housing Authority Mortgage (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	860,000
1,295,000		Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	1,295,000
		TOTAL	66,718,602
		Puerto Rico--3.2%
260,000	[3]	Puerto Rico HFA (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	260,000
2,000,000	[3]	Puerto Rico Highway and Transportation Authority (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	2,000,000
		TOTAL	2,260,000
		TOTAL MUNICIPAL INVESTMENTS--98.6% (AT AMORTIZED COST) [4]	68,978,602
		OTHER ASSETS AND LIABILITIES- NET--1.4%	941,111
		TOTAL NET ASSETS--100%	$69,919,713

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $12,235,000 which represents 17.5% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$68,978,602
Cash		691,706
Income receivable		295,607
Receivable for shares sold		32,614
TOTAL ASSETS		69,998,529
Liabilities:
Payable for shares redeemed	$32,699
Income distribution payable	29,089
Payable for shareholder services fee (Note 5)	12,423
Accrued expenses	4,605
TOTAL LIABILITIES		78,816
Net assets for 69,921,037 shares outstanding		$69,919,713
Net Assets Consist of:
Paid-in capital		$69,921,037
Accumulated net realized loss on investments		(1,450)
Undistributed net investment income		126
TOTAL NET ASSETS		$69,919,713
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$69,919,713 ÷ 69,921,037 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$1,139,052
Expenses:
Investment adviser fee (Note 5)		$180,468
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		1,639
Transfer and dividend disbursing agent fees and expenses		24,801
Directors'/Trustees' fees		454
Auditing fees		8,130
Legal fees		1,472
Portfolio accounting fees		20,593
Shareholder services fee (Note 5)		74,319
Share registration costs		13,121
Printing and postage		4,691
Insurance premiums		3,848
Miscellaneous		259
TOTAL EXPENSES		408,179
Waivers (Note 5):
Waiver of investment adviser fee	$(154,115)
Waiver of administrative personnel and services fee	(12,036)
TOTAL WAIVERS		(166,151)
Net expenses			242,028
Net investment income			$897,024

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$897,024	$1,209,475
Net realized gain on investments	--	3,303
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	897,024	1,212,778
Distributions to Shareholders:
Distributions from net investment income	(897,161)	(1,208,939)
Share Transactions:
Proceeds from sale of shares	197,468,423	374,673,237
Net asset value of shares issued to shareholders in payment of distributions declared	725,119	959,587
Cost of shares redeemed	(206,395,218)	(380,716,849)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,201,676)	(5,084,025)
Change in net assets	(8,201,813)	(5,080,186)
Net Assets:
Beginning of period	78,121,526	83,201,712
End of period (including undistributed net investment income of $126 and $263, respectively)	$69,919,713	$78,121,526

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	197,468,423	374,673,237
Shares issued to shareholders in payment of distributions declared	725,119	959,587
Shares redeemed	(206,395,218)	(380,716,849)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,201,676)	(5,084,025)

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $1,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $154,115 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.173% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $2,385 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $102,405,000 and $115,725,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 79.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.2% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N286

G01175-01 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.016		0.006	0.006	0.010		0.027
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	--	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.016		0.006	0.006	0.010		0.027
Less Distributions:
Distributions from net investment income	(0.012)		(0.016)		(0.006)	(0.006)	(0.010)		(0.027)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.25%		1.65	% [3]	0.56%	0.65%	1.05%		2.70%
Ratios to Average Net Assets:
Net expenses	0.60	% [4]	0.58%		0.60%	0.60%	0.60%		0.60%
Net investment income	2.50	% [4]	1.58%		0.55%	0.66%	1.04%		2.68%
Expense waiver/reimbursement [5]	0.32	% [4]	0.35%		0.31%	0.28%	0.27%		0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$227,663		$218,891		$283,783	$411,681	$781,245		$722,327

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006		Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.011
Net realized gain on investments	0.000	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.05%		1.10	% [4]

Ratios to Average Net Assets:
Net expenses	1.00	% [5]	1.00	% [5]
Net investment income	2.12	% [5]	1.61	% [5]
Expense waiver/reimbursement [6]	0.55	% [5]	0.60	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,850		$16,646

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on total returns.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,012.50	$2.99
Cash Series Shares	$1,000	$1,010.50	$4.98
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.82	$3.01
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.60%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	74.0%
Municipal Notes	20.9%
Commercial Paper	4.1%
Other Assets and Liabilities--Net [2]	1.0%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.0%
8-30 Days	4.1%
31-90 Days	10.2%
91-180 Days	8.4%
181 Days or more	2.3%
Other Assets and Liabilities--Net [2]	1.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.0% [1,2]
		Massachusetts--99.0%
$11,166,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.830%, 5/4/2006	$11,166,000
4,000,000		Canton, MA, (Series B), 4.00% BANs, 6/2/2006	4,003,748
10,735,363	[3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1997-2) Weekly VRDNs (Massachusetts State Lottery Commission)/ (AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.880%, 5/4/2006	10,735,363
12,218,000	[3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 3.30% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/3/2006	12,218,000
3,255,000	[3]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 3.820%, 5/4/2006	3,255,000
2,000,000	[3]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	2,000,000
4,990,000	[3]	Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ), 3.830%, 5/4/2006	4,990,000
1,990,000	[3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.830%, 5/4/2006	1,990,000
6,205,000	[3]	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.840%, 5/4/2006	6,205,000
2,785,000	[3]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	2,785,000
3,485,000	[3]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	3,485,000
4,000,000		Everett, MA, 4.00% BANs, 9/8/2006	4,013,543
1,893,000		Groveland, MA, 3.50% BANs, 7/14/2006	1,895,798
6,265,000		King Philip, MA Regional School District, 3.75% BANs, 6/15/2006	6,272,206
2,561,355		Marion, MA, 4.00% BANs, 7/14/2006	2,565,024
970,000	[3]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.830%, 5/4/2006	970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$3,500,000	[3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	$3,500,000
2,700,000	[3]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.820%, 5/4/2006	2,700,000
10,795,000	[3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 5004 BBT) Weekly VRDNs (Branch Banking & Trust Co., Winston-Salem LIQ), 3.850%, 5/3/2006	10,795,000
1,000,000	[3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.830%, 5/4/2006	1,000,000
18,030,000	[3]	Massachusetts HEFA, (PA-1326) Weekly VRDNs (Emerson Hospital)/(Radian Asset Assurance INS)/(Merrill Lynch & Co., Inc. LIQ), 3.840%, 5/4/2006	18,030,000
260,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/ (Bank of America N.A. LOC), 3.820%, 5/3/2006	260,000
2,860,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC), 3.820%, 5/4/2006	2,860,000
4,295,000	[3]	Massachusetts HEFA, ROCs (Series 382), 3.43% TOBs (Massachusetts Institute of Technology)/(Citibank N.A., New York LIQ), Optional Tender 6/1/2006	4,295,000
5,505,000	[3]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	5,505,000
5,100,000		Massachusetts IFA, (Series 1992B), 3.36% CP (New England Power Co.), Mandatory Tender 5/15/2006	5,100,000
5,000,000		Massachusetts IFA, (Series 1992B), 3.40% CP (New England Power Co.), Mandatory Tender 5/18/2006	5,000,000
1,875,000		Massachusetts IFA, (Series 1998A) Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC), 3.800%, 5/4/2006	1,875,000
6,000,000	[3]	Massachusetts School Building Authority, PUTTERs (Series 1052Z), 3.40% TOBs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 6/15/2006	6,000,000
7,170,000	[3]	Massachusetts School Building Authority, TICs/TOCs (Series 2005-L) Weekly VRDNs (FSA INS)/(Goldman Sachs Group, Inc. LIQ), 3.830%, 5/4/2006	7,170,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$870,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC), 3.790%, 5/4/2006	$870,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 3.820%, 5/4/2006	4,500,000
7,100,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.850%, 5/4/2006	7,100,000
1,100,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC), 3.810%, 5/4/2006	1,100,000
2,460,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.820%, 5/3/2006	2,460,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.820%, 5/3/2006	3,500,000
1,000,000		Massachusetts State Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.810%, 5/4/2006	1,000,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	5,000,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.870%, 5/4/2006	5,000,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.840%, 5/3/2006	8,000,000
6,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 5/4/2006	6,000,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2006A) Weekly VRDNs (WGBH Educational Foundation)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.800%, 5/3/2006	10,000,000
2,725,000	[3]	Massachusetts Turnpike Authority, ROC (Series 536) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	2,725,000
7,761,000	[3]	Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	7,761,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$15,400,000	[3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	$15,400,000
3,553,000		Pittsfield, MA, 4.25% BANs, 1/12/2007	3,568,625
2,065,000		Pittsfield, MA, 4.50% BANs, 3/15/2007	2,079,753
4,312,493		Wrentham, MA, 4.00% BANs, 9/15/2006	4,323,640
		TOTAL MUNICIPAL INVESTMENTS--99.0% (AT AMORTIZED COST) [4]	243,027,700
		OTHER ASSETS AND LIABILITIES - NET--1.0%	2,485,031
		TOTAL NET ASSETS--100%	$245,512,731

On April 30, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $144,680,363 which represents 58.9% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROC(s)	--Reset Option Certificate(s)
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$243,027,700
Cash		687,755
Income receivable		2,017,741
Receivable for shares sold		176,177
TOTAL ASSETS		245,909,373
Liabilities:
Payable for shares redeemed	$4,561
Income distribution payable	332,848
Payable for Directors'/Trustees' fees	97
Payable for transfer and disbursing agent fees and expenses	28,760
Payable for distribution services fee (Note 5)	2,603
Payable for shareholder services fee (Note 5)	6,031
Payable for custodian fees	3,855
Accrued expenses	17,887
TOTAL LIABILITIES		396,642
Net assets for 245,512,232 shares outstanding		$245,512,731
Net Assets Consist of:
Paid-in capital		$245,512,443
Accumulated net realized gain on investments		563
Distributions in excess of net investment income		(275)
TOTAL NET ASSETS		$245,512,731
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$227,662,828 ÷ 227,668,535 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$17,849,903 ÷ 17,843,697 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$4,115,972
Expenses:
Investment adviser fee (Note 5)		$663,287
Administrative personnel and services fee (Note 5)		105,597
Custodian fees		5,567
Transfer and dividend disbursing agent fees and expenses		74,973
Directors'/Trustees' fees		1,004
Auditing fees		8,640
Legal fees		3,014
Portfolio accounting fees		35,771
Distribution services fee--Cash Series Shares (Note 5)		49,985
Shareholder services fee--Institutional Service Shares (Note 5)		270,803
Shareholder services fee--Cash Series Shares (Note 5)		20,827
Share registration costs		19,446
Printing and postage		14,541
Insurance premiums		4,206
Miscellaneous		1,285
TOTAL EXPENSES		1,278,946
Waivers (Note 5):
Waiver of investment adviser fee	$(144,034)
Waiver of administrative personnel and services fee	(4,512)
Waiver of distribution services fee--Cash Series Shares	(36,655)
Waiver of shareholder services fee--Institutional Service Shares	(258,371)
TOTAL WAIVERS		(443,572)
Net expenses			835,374
Net investment income			3,280,598
Net realized gain on investments			1,470
Change in net assets resulting from operations			$3,282,068

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,280,598	$4,487,649
Net realized gain on investments	1,470	4,408
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,282,068	4,492,057
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,107,182)	(4,194,984)
Galaxy-BKB Shares	--	(147,560)
Cash Series Shares	(176,525)	(142,171)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,283,707)	(4,484,715)
Share Transactions:
Proceeds from sale of shares	517,600,480	1,046,067,006
Net asset value of shares issued to shareholders in payment of distributions declared	1,497,860	2,203,179
Cost of shares redeemed	(509,121,133)	(1,110,179,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,977,207	(61,909,376)
Change in net assets	9,975,568	(61,902,034)
Net Assets:
Beginning of period	235,537,163	297,439,197
End of period (including undistributed (distributions in excess of) net investment income of $(275) and $2,834, respectively)	$245,512,731	$235,537,163

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

Prior to August 26, 2005, the Fund offered three classes of shares: Institutional Service Shares, Galaxy-BKB Shares, and Cash Series Shares. As of August 26, 2005, the Galaxy-BKB Shares were no longer offered. On that date, all existing Galaxy-BKB Shares were exchanged for Institutional Service Shares at net asset value of $1.00 per share.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	480,137,638	991,422,864
Shares issued to shareholders in payment of distributions declared	1,321,335	1,929,913
Shares redeemed	(472,685,460)	(1,058,244,695)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	8,773,513	(64,891,918)

Galaxy-BKB Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	--	2,912,338
Shares issued to shareholders in payment of distributions declared	--	131,095
Shares redeemed	--	(16,700,894)
NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	--	(13,657,461)

Cash Series Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005
Shares sold	37,462,842	51,731,804
Shares issued to shareholders in payment of distributions declared	176,525	142,171
Shares redeemed	(36,435,673)	(35,233,972)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	1,203,694	16,640,003
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,977,207	(61,909,376)

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $907 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $144,034 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $36,655 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $66 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $258,371 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $215,365,000 and $228,925,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 67.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 608919882

1052806 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017		0.007	0.007	0.011		0.029
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017		0.007	0.007	0.011		0.029
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)		(0.007)	(0.007)	(0.011)		(0.029)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.31%		1.72%		0.66%	0.70%	1.14%		2.90%

Ratios to Average Net Assets:
Net expenses	0.56	% [3]	0.56%		0.56%	0.56%	0.56%		0.56%
Net investment income	2.62	% [3]	1.71%		0.64%	0.70%	1.11%		2.82%
Expense waiver/reimbursement [4]	0.39	% [3]	0.37%		0.40%	0.39%	0.38%		0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,736		$170,683		$180,631	$253,931	$268,992		$272,533

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.019		0.008	0.009	0.013		0.030
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.019		0.008	0.009	0.013		0.030
Less Distributions:
Distributions from net investment income	(0.014)		(0.019)		(0.008)	(0.009)	(0.013)		(0.030)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.39%		1.89	% [3]	0.83%	0.86%	1.30%		3.07%

Ratios to Average Net Assets:
Net expenses	0.40	% [4]	0.40%		0.40%	0.40%	0.40%		0.40%
Net investment income	2.78	% [4]	1.84%		0.82%	0.86%	1.26%		2.97%
Expense waiver/reimbursement [5]	0.55	% [4]	0.53%		0.56%	0.55%	0.54%		0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,224		$41,364		$60,332	$53,547	$61,181		$33,645

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,013.10	$2.80
Institutional Shares	$1,000	$1,013.90	$2.00
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.02	$2.81
Institutional Shares	$1,000	$1,022.81	$2.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.56%
Institutional Shares	0.40%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.6%
Municipal Notes	20.1%
Other Assets and Liabilities--Net [2]	3.3%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.9%
8-30 Days	0.0%
31-90 Days	7.7%
91-180 Days	1.9%
181 Days or more	8.2%
Other Assets and Liabilities--Net [2]	3.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--96.7% [1,2]
		Michigan--94.7%
$5,845,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2), 3.50% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	$5,845,000
2,990,000	[3]	Adrian, MI City School District, ROCs (Series 2124) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	2,990,000
3,280,000	[3]	Allen Park, MI Public School District, ROCs (Series 4007) Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	3,280,000
2,030,000		Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC), 4.300%, 5/4/2006	2,030,000
4,195,000	[3]	BNY Municipal Certificates Trust (Series 2002-BNY3) Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC), 3.850%, 5/4/2006	4,195,000
9,000,000	[3]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	9,000,000
3,575,000	[3]	Detroit, MI City School District, MACON (Series 2006 J) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.840%, 5/4/2006	3,575,000
3,470,000	[3]	Detroit, MI City School District, ROCs (Series 4004) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	3,470,000
2,000,000	[3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	2,000,000
1,000,000	[3]	Detroit, MI City School District, Variable Rate Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	1,000,000
6,000,000	[3]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.900%, 5/4/2006	6,000,000
2,260,000	[3]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.820%, 5/3/2006	2,260,000
2,000,000	[3]	Detroit, MI Water Supply System, MERLOTS (Series 2000 D) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	2,000,000
2,600,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 3.880%, 5/3/2006	2,600,000
900,000		Garden City, MI HFA, (Series 1996A) Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC), 3.820%, 5/4/2006	900,000
500,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.770%, 5/3/2006	500,000
1,900,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/3/2006	1,900,000
1,840,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 3.870%, 5/4/2006	1,840,000
4,500,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.850%, 5/4/2006	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$9,500,000		Jackson County, MI Hospital Finance Authority, (Series 2005A) Weekly VRDNs (W.A. Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC), 3.820%, 5/4/2006	$9,500,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/ (Credit Lyonnais SA LOC), 3.900%, 5/3/2006	3,100,000
5,000,000	[3]	Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	5,000,000
9,985,000	[3]	Michigan State Hospital Finance Authority, (PT-732), 2.95% TOBs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 7/20/2006	9,985,000
3,500,000		Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 5/4/2006	3,500,000
3,900,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 3.840%, 5/3/2006	3,900,000
15,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.820%, 5/3/2006	15,000,000
1,500,000	[3]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A) Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	1,500,000
8,200,000		Michigan State HDA Weekly VRDNs (Woodland Meadows, MI)/(J.P. Morgan Chase Bank, N.A. LOC), 3.920%, 5/3/2006	8,200,000
1,500,000		Michigan State HDA, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.920%, 5/3/2006	1,500,000
5,535,000		Michigan State HDA, (Series 2001A) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC), 3.880%, 5/4/2006	5,535,000
900,000		Michigan State HDA, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 3.980%, 5/4/2006	900,000
1,950,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 3.950%, 5/4/2006	1,950,000
6,600,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 3.960%, 5/4/2006	6,600,000
700,000		Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/ (Huntington National Bank, Columbus, OH LOC), 4.100%, 5/4/2006	700,000
820,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/ (LaSalle Bank Midwest, N.A. LOC), 4.150%, 5/4/2006	820,000
675,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/3/2006	675,000
2,855,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 3.960%, 5/4/2006	2,855,000
1,280,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/3/2006	1,280,000
825,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/3/2006	825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$2,100,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/4/2006	$2,100,000
1,440,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC), 3.920%, 5/4/2006	1,440,000
115,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Hercules Drawn Steel Corp. Project)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	115,000
435,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR Project)/ (Fifth Third Bank, Michigan LOC), 3.920%, 5/4/2006	435,000
145,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC), 3.960%, 5/4/2006	145,000
605,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC), 3.960%, 5/4/2006	605,000
375,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC), 3.960%, 5/4/2006	375,000
975,000		Michigan State Strategic Fund, (Series 1997) Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.950%, 5/3/2006	975,000
1,625,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 3.960%, 5/4/2006	1,625,000
1,000,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC), 4.100%, 5/4/2006	1,000,000
775,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC), 4.100%, 5/4/2006	775,000
1,070,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A. LOC), 3.930%, 5/4/2006	1,070,000
2,200,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC), 4.100%, 5/4/2006	2,200,000
4,780,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 3.960%, 5/4/2006	4,780,000
2,800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 3.850%, 5/4/2006	2,800,000
6,000,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 3.880%, 5/4/2006	6,000,000
755,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 4.080%, 5/4/2006	755,000
1,845,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.950%, 5/4/2006	1,845,000
6,850,000		Muskegon County, MI, 3.40% TANs, 11/1/2006	6,850,000
1,200,000		Newaygo, MI Public Schools, 3.75% RANs, 6/30/2006	1,201,448
1,825,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/ (Allied Irish Banks PLC LOC), 3.950%, 5/4/2006	1,825,000
6,300,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC), 3.950%, 5/4/2006	6,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$9,410,000	[3]	Oxford, MI Area Community Schools, MERLOTS (Series 2001-A117), 3.35% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	$9,410,000
3,640,000	[3]	Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.880%, 5/4/2006	3,640,000
3,995,000	[3]	Wayne County, MI, (Series 2000-383) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.870%, 5/4/2006	3,995,000
		TOTAL	205,471,448
		Puerto Rico--2.0%
4,235,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	4,235,000
		TOTAL MUNICIPAL INVESTMENTS--96.7% (AT AMORTIZED COST) [4]	209,706,448
		OTHER ASSETS AND LIABILITIES - NET--3.3%	7,253,283
		TOTAL NET ASSETS--100%	$216,959,731

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $83,380,000 which represents 38.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Housing Development Authority
HFA	--Housing Finance Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$209,706,448
Cash		510,584
Income receivable		1,775,745
Receivable for investments sold		5,250,000
Receivable for shares sold		144,973
TOTAL ASSETS		217,387,750
Liabilities:
Payable for shares redeemed	$129,566
Income distribution payable	241,094
Payable for Directors'/Trustees' fees	112
Payable for shareholder services fee (Note 5)	23,048
Accrued expenses	34,199
TOTAL LIABILITIES		428,019
Net assets for 216,978,202 shares outstanding		$216,959,731
Net Assets Consist of:
Paid-in capital		$216,971,694
Accumulated net realized loss on investments		(11,118)
Distributions in excess of net investment income		(845)
TOTAL NET ASSETS		$216,959,731
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$172,735,877 ÷ 172,753,589 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$44,223,854 ÷ 44,224,613 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$3,367,587
Expenses:
Investment adviser fee (Note 5)		$528,261
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		4,836
Transfer and dividend disbursing agent fees and expenses		47,096
Directors'/Trustees' fees		823
Auditing fees		8,888
Legal fees		2,573
Portfolio accounting fees		32,187
Shareholder services fee--Institutional Service Shares (Note 5)		206,952
Shareholder services fee--Institutional Shares (Note 5)		57,025
Share registration costs		18,468
Printing and postage		5,660
Insurance premiums		4,292
Miscellaneous		954
TOTAL EXPENSES		1,012,235
Waivers (Note 5):
Waiver of investment adviser fee	$(306,828)
Waiver of administrative personnel and services fee	(13,713)
Waiver of shareholder services fee--Institutional Service Shares	(74,405)
Waiver of shareholder services fee--Institutional Shares	(57,025)
TOTAL WAIVERS		(451,971)
Net expenses			560,264
Net investment income			2,807,323
Net realized gain on investments			11,112
Change in net assets resulting from operations			$2,818,435

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,807,323	$3,855,819
Net realized gain (loss) on investments	11,112	(13,031)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,818,435	3,842,788
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,172,976)	(2,964,426)
Institutional Shares	(634,839)	(891,369)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,807,815)	(3,855,795)
Share Transactions:
Proceeds from sale of shares	457,508,097	863,152,361
Net asset value of shares issued to shareholders in payment of distributions declared	1,715,150	2,554,350
Cost of shares redeemed	(454,320,787)	(894,609,179)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,902,460	(28,902,468)
Change in net assets	4,913,080	(28,915,475)
Net Assets:
Beginning of period	212,046,651	240,962,126
End of period (including distributions in excess of net investment income of $(845) and $(353), respectively)	$216,959,731	$212,046,651

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees'). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Service Shares:
Shares sold	255,374,076	437,166,346
Shares issued to shareholders in payment of distributions declared	1,415,126	2,132,780
Shares redeemed	(254,745,169)	(449,233,993)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,044,033	(9,934,867)

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Shares:
Shares sold	202,134,021	425,986,015
Shares issued to shareholders in payment of distributions declared	300,024	421,570
Shares redeemed	(199,575,618)	(445,375,186)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,858,427	(18,967,601)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,902,460	(28,902,468)

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $22,231 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 9,200
2013	$13,031

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $306,828 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $131,430 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $181,740,000 and $153,534,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 87.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

G01456-02 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.019		0.009		0.009	0.014		0.031
Net realized gain (loss) on investments	0.000	[1]	--		(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.019		0.009		0.009	0.014		0.031
Less Distributions:
Distributions from net investment income	(0.014)		(0.019)		(0.009)		(0.009)	(0.014)		(0.031)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.40%		1.95	% [3]	0.88%		0.92%	1.37%		3.12%

Ratios to Average Net Assets:
Net expenses	0.33	% [4]	0.33%		0.33%		0.33%	0.33%		0.31%
Net investment income	2.82	% [4]	1.92%		0.86%		0.91%	1.36%		3.05%
Expense waiver/reimbursement [5]	0.47	% [4]	0.47%		0.48%		0.46%	0.47%		0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$367,294		$279,890		$279,622		$379,064	$327,388		$303,131

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.014	0.004		0.004	0.009		0.026
Net realized gain (loss) on investments	0.000	[1]	--	(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.014	0.004		0.004	0.009		0.026
Less Distributions:
Distributions from net investment income	(0.011)		(0.014)	(0.004)		(0.004)	(0.009)		(0.026)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.15%		1.44%	0.38%		0.42%	0.86%		2.61%

Ratios to Average Net Assets:
Net expenses	0.83	% [3]	0.83%	0.83%		0.83%	0.83%		0.81%
Net investment income	2.30	% [3]	1.42%	0.36%		0.43%	0.86%		2.56%
Expense waiver/reimbursement [4]	0.47	% [3]	0.47%	0.48%		0.46%	0.47%		0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,910		$149,781	$157,622		$174,836	$222,013		$286,978

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,014.00	$1.65
Cash Series Shares	$1,000	$1,011.50	$4.14
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.16	$1.66
Cash Series Shares	$1,000	$1,020.68	$4.16

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.33%
Cash Series Shares	0.83%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	82.1%
Municipal Notes	12.1%
Commercial Paper	5.1%
Other Assets and Liabilities - Net [2]	0.7%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.1%
8-30 Days	5.9%
31-90 Days	0.2%
91-180 Days	6.5%
181 Days or more	4.6%
Other Assets and Liabilities - Net [2]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3% [1,2]
		Minnesota--98.3%
$16,255,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.810%, 5/4/2006	$16,255,000
2,575,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 3.910%, 5/4/2006	2,575,000
7,225,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 3.940%, 5/3/2006	7,225,000
9,955,000	[3]	Becker, MN, (Series 2005 FR/RI-FP12) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.640%, 5/4/2006	9,955,000
2,855,000		Blaine, MN, IDRB (Series 1996) Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	2,855,000
430,000		Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	430,000
3,000,000		Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	3,000,000
2,800,000		Center City, MN, (Series 2002) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.830%, 5/4/2006	2,800,000
905,000		Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building Management Group LLC)/ (Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	905,000
4,350,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.900%, 5/2/2006	4,350,000
4,965,000	[3]	Clipper Tax-Exempt Certificates Trust (Minnesota AMT)/(Series 2006-1) Weekly VRDNs (Minnesota State HFA)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	4,965,000
3,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 3.810%, 5/4/2006	3,000,000
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	3,400,000
14,500,000	[3]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	14,500,000
15,875,000	[3]	Dakota County, MN Community Development Agency, PT-484 Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.850%, 5/4/2006	15,875,000
18,680,000	[3]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	18,680,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$13,000,000		Duluth, MN, 4.25% TANs, 12/29/2006	$13,080,737
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 3.850%, 5/4/2006	4,325,000
475,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.820%, 5/1/2006	475,000
540,000		Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 4.000%, 5/4/2006	540,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	6,000,000
400,000		Edgerton, MN, (Series 1998) Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	400,000
3,500,000	[3]	Elk River, MN Independent School District No. 728, PUTTERs (Series 1275) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	3,500,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.900%, 5/4/2006	1,000,000
2,015,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.920%, 5/1/2006	2,015,000
3,990,000		Greenway, MN Independent School District No. 316, 3.80% TRANs (Minnesota State GTD), 9/12/2006	4,000,649
2,845,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 3.850%, 5/4/2006	2,845,000
1,050,000		Hennepin County, MN, (Series 1996C) Weekly VRDNs, 3.900%, 5/4/2006	1,050,000
7,500,000		Hopkins, MN Independent School District No. 270, 3.75% TRANs (Minnesota State GTD), 8/7/2006	7,512,500
2,400,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	2,400,000
1,625,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	1,625,000
600,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	600,000
4,720,000		Mendota Heights, MN, (Series 1999) Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 3.810%, 5/4/2006	4,720,000
10,000,000		Minneapolis Special School District No. 001, MN, 3.75% TANs (Minnesota State GTD), 8/10/2006	10,028,195
2,000,000		Minneapolis, MN Health Care System, (Series 2005B) Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.810%, 5/3/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$2,000,000		Minneapolis, MN Health Care System, (Series 2005C) Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.780%, 5/3/2006	$2,000,000
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 3.750%, 5/1/2006	2,600,000
700,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 3.850%, 5/4/2006	700,000
10,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 3.830%, 5/4/2006	10,000,000
9,935,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	9,935,000
5,265,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1442) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	5,265,000
2,560,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.590%, 5/4/2006	2,560,000
5,980,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2844) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	5,980,000
3,610,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.880%, 5/4/2006	3,610,000
3,710,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.850%, 5/3/2006	3,710,000
5,770,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, PUTTERs (Series 928) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.870%, 5/4/2006	5,770,000
2,815,000	[3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.850%, 5/3/2006	2,815,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.850%, 5/4/2006	7,320,000
6,885,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.830%, 5/4/2006	6,885,000
4,000,000		Minnesota State HFA, (2005 Series E), 2.95% BANs, 5/18/2006	4,000,000
10,000,000		Minnesota State HFA, (2005 Series N), 3.30% BANs, 12/4/2006	10,000,000
1,785,000	[3]	Minnesota State HFA, (MERLOTS Series 2001-B3) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	1,785,000
2,265,000	[3]	Minnesota State HFA, ROCs (Series 176) Weekly VRDNs (Citibank N.A., New York LIQ), 3.880%, 5/4/2006	2,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$3,345,000	[3]	Minnesota State HFA, (Series 2002 FR/RI-L35J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.880%, 5/3/2006	$3,345,000
9,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.830%, 5/3/2006	9,000,000
2,500,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.830%, 5/3/2006	2,500,000
4,000,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.810%, 5/4/2006	4,000,000
3,250,000		Minnesota State Higher Education Facility Authority, (Series Five-V) Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 3.870%, 5/3/2006	3,250,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S) Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 3.870%, 5/3/2006	5,750,000
2,530,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.820%, 5/4/2006	2,530,000
1,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 3.830%, 5/4/2006	1,100,000
14,000,000	[3]	Minnesota State, Floater Certificates (Series 2001-719) Weekly VRDNs (Morgan Stanley LIQ), 3.840%, 5/4/2006	14,000,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 3.850%, 5/4/2006	5,900,000
1,620,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 4.000%, 5/4/2006	1,620,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 3.850%, 5/4/2006	2,655,000
4,700,000		North Suburban, MN Hospital District, (Series 2002) Weekly VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.900%, 5/4/2006	4,700,000
2,685,000	[3]	Northern Municipal Power Agency, MN, ROCs (Series 32) Weekly VRDNs (FSA INS)/ (Citibank N.A., New York LIQ), 3.840%, 5/4/2006	2,685,000
4,995,000	[3]	Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	4,995,000
6,780,000		Olmsted County, MN, (Series 2002) Weekly VRDNs (Madonna Meadows of Rochester)/ (LaSalle Bank, N.A. LOC), 3.810%, 5/4/2006	6,780,000
1,725,000		Onamia, MN Independent School District No. 480, 3.75% TRANs (Minnesota State GTD), 9/1/2006	1,729,272
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$715,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.010%, 5/4/2006	$715,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 3.850%, 5/4/2006	4,965,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.800%, 5/4/2006	4,560,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	13,000,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 3.850%, 5/5/2006	3,575,000
9,130,000	[3]	Rochester, MN Health Care Facility Authority, (Series 1998-177) Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	9,130,000
3,500,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/ (FNMA LOC), 3.880%, 5/4/2006	3,500,000
2,100,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	2,100,000
2,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	2,000,000
6,145,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 5/4/2006	6,145,000
12,900,000		Southern Minnesota Municipal Power Agency, 3.20% CP, Mandatory Tender 5/8/2006	12,900,000
13,000,000		Southern Minnesota Municipal Power Agency, 3.25% CP, Mandatory Tender 5/9/2006	13,000,000
13,445,000	[3]	Southern Minnesota Municipal Power Agency, ROCs (Series 189 II) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	13,445,000
7,000,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	7,000,000
2,415,000		St. Joseph, MN, Vicwest (Series 2002) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 3.950%, 5/2/2006	2,415,000
4,690,000		St. Louis County, MN Independent School District No. 2142, (Series 2005A), 4.25% TRANs (Minnesota State GTD), 9/30/2006	4,708,061
6,260,000		St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West Suburban Partners VII LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	6,260,000
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.800%, 5/4/2006	5,565,000
2,280,000		St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	2,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/ (LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	$5,000,000
2,600,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 3.870%, 5/3/2006	2,600,000
1,800,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 3.870%, 5/3/2006	1,800,000
3,000,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2005C) Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	3,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	4,820,000
3,000,000		St. Paul, MN Port Authority, (2003-13-Series T) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 3.870%, 5/3/2006	3,000,000
4,100,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 3.870%, 5/3/2006	4,100,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 4.150%, 5/4/2006	1,200,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 3.820%, 5/3/2006	2,250,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRB's (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 4.100%, 5/4/2006	2,500,000
880,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 3.900%, 5/5/2006	880,000
2,065,000		Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 4.010%, 5/4/2006	2,065,000
900,000		Wells, MN, 3.35% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 6/1/2006	900,000
1,705,000		Winnebago, MN, (Series 1999) Weekly VRDNs (Dixie Carbonic, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/3/2006	1,705,000
		TOTAL	495,709,414
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--1.0%
$4,995,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A., INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	$4,995,000
		TOTAL MUNICIPAL INVESTMENTS--99.3% (AT AMORTIZED COST) [4]	500,704,414
		OTHER ASSETS AND LIABILITIES - NET--0.7%	3,499,531
		TOTAL NET ASSETS--100%	$504,203,945

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $180,020,000 which represents 35.7% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Cetificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$500,704,414
Cash		851,930
Income receivable		3,528,745
Receivable for shares sold		1,590
TOTAL ASSETS		505,086,679
Liabilities:
Payable for shares redeemed	$2,007
Income distribution payable	779,735
Payable for distribution services fee (Note 5)	32,170
Payable for shareholder services fee (Note 5)	32,170
Accrued expenses	36,652
TOTAL LIABILITIES		882,734
Net assets for 504,215,475 shares outstanding		$504,203,945
Net Assets Consist of:
Paid-in capital		$504,215,435
Accumulated net realized loss on investments		(11,840)
Undistributed net investment income		350
TOTAL NET ASSETS		$504,203,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$367,294,038 ÷ 367,301,773 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$136,909,907 ÷ 136,913,702 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$7,458,638
Expenses:
Investment adviser fee (Note 5)		$947,332
Administrative personnel and services fee (Note 5)		188,507
Custodian fees		9,785
Transfer and dividend disbursing agent fees and expenses		75,524
Directors'/Trustees' fees		1,689
Auditing fees		8,392
Legal fees		3,269
Portfolio accounting fees		49,067
Distribution services fee--Cash Series Shares (Note 5)		416,799
Shareholder services fee--Institutional Shares (Note 5)		383,683
Shareholder services fee--Cash Series Shares (Note 5)		208,371
Share registration costs		18,925
Printing and postage		8,129
Insurance premiums		4,736
Miscellaneous		1,516
TOTAL EXPENSES		2,325,724
Waivers (Note 5):
Waiver of investment adviser fee	$(515,951)
Waiver of administrative personnel and services fee	(8,040)
Waiver of distribution services fee--Cash Series Shares	(208,399)
Waiver of shareholder services fee--Institutional Shares	(383,683)
TOTAL WAIVERS		(1,116,073)
Net expenses			1,209,651
Net investment income			6,248,987
Net realized gain on investments			9,879
Change in net assets resulting from operations			$6,258,866

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,248,987	$7,854,420
Net realized gain on investments	9,879	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,258,866	7,854,420
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,331,166)	(5,735,041)
Cash Series Shares	(1,917,257)	(2,120,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,248,423)	(7,855,125)
Share Transactions:
Proceeds from sale of shares	604,148,717	1,163,455,061
Net asset value of shares issued to shareholders in payment of distributions declared	3,141,985	3,019,662
Cost of shares redeemed	(532,768,188)	(1,174,047,341)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	74,522,514	(7,572,618)
Change in net assets	74,532,957	(7,573,323)
Net Assets:
Beginning of period	429,670,988	437,244,311
End of period (including undistributed (distributions in excess of) net investment income of $350 and $(214), respectively)	$504,203,945	$429,670,988

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	416,206,304	752,126,529
Shares issued to shareholders in payment of distributions declared	937,904	902,451
Shares redeemed	(329,749,376)	(752,761,391)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	87,394,832	267,589

Cash Series Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	187,942,413	411,328,532
Shares issued to shareholders in payment of distributions declared	2,204,081	2,117,211
Shares redeemed	(203,018,812)	(421,285,950)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(12,872,318)	(7,840,207)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	74,522,514	(7,572,618)

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $21,719, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 2,520
2012	$19,199

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $515,951 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $208,399 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $125,498 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $383,683 of its fee. For the six months ended April 30, 2006, FSSC retained $1,147 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $344,065,000 and $284,025,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 63.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 50934N492

1052807 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017	0.006		0.006	0.011		0.028
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017	0.006		0.006	0.011		0.028
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)	(0.006)		(0.006)	(0.011)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.27%		1.69%	0.60%		0.64%	1.07%		2.83%

Ratios to Average Net Assets:
Net expenses	0.56	% [3]	0.58%	0.60%		0.60%	0.60%		0.60%
Net investment income	2.55	% [3]	1.64%	0.58%		0.65%	1.06%		2.72%
Expense waiver/reimbursement [4]	0.05	% [3]	0.16%	0.26%		0.24%	0.21%		0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,231	$75,179		$77,824		$84,452	$126,418		$135,901

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.015	0.005		0.005	0.010		0.027
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.015	0.005		0.005	0.010		0.027
Less Distributions:
Distributions from net investment income	(0.012)		(0.015)	(0.005)		(0.005)	(0.010)		(0.027)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.20%		1.56%	0.50%		0.54%	0.97%		2.73%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70%	0.70%		0.70%	0.70%		0.70%
Net investment income	2.40	% [3]	1.54%	0.49%		0.53%	0.96%		2.66%
Expense waiver/reimbursement [4]	0.25	% [3]	0.27%	0.26%		0.24%	0.21%		0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,869		$148,959	$157,491		$149,311	$147,500		$92,402

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash Series Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 4/30/2006		Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.011
Net realized gain on investments	0.000	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.05%		1.10%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00	% [4]
Net investment income	2.11	% [4]	1.58	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.47	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$127,113		$141,245

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.70	$2.79
Institutional Service Shares	$1,000	$1,012.00	$3.49
Cash Series Shares	$1,000	$1,010.50	$4.98
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.02	$2.81
Institutional Service Shares	$1,000	$1,021.32	$3.51
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.70%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2006 the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	75.5%
Municipal Notes	23.9%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.5%
8-30 Days	5.9%
31-90 Days	0.8%
91-180 Days	6.9%
181 Days or more	10.3%
Other Assets and Liabilities -- Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		New Jersey--99.4%
$1,724,500		Absecon, NJ, 4.00% BANs, 5/11/2006	$1,724,958
1,000,000		Atlantic Highlands, NJ Board of Education, 4.00% BANs, 5/11/2006	1,000,266
3,510,000		Barrington, NJ, 4.50% BANs, 1/25/2007	3,535,498
2,768,167		Bridgeton, NJ, 4.50% BANs, 3/7/2007	2,786,740
2,642,000		Clementon, NJ Board of Education, 4.25% BANs, 9/6/2006	2,642,000
1,036,500		Collingswood, NJ, (Series 2006C), 4.50% BANs, 3/9/2007	1,043,765
9,900,000	[3]	Delaware River Port Authority, MERLOTS (Series 2000 B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	9,900,000
3,889,000		Hazlet Township, NJ, 4.00% BANs, 8/4/2006	3,892,012
3,000,000		Hoboken, NJ, 4.00% BANs, 9/15/2006	3,004,398
3,600,000		Island Heights, NJ, 4.25% BANs, 9/8/2006	3,612,784
4,135,000		Jersey City, NJ Redevelopment Agency, Dixon Mill Apartments (Series 2000A) Weekly VRDNs (Dixon Mills Associates)/(FNMA LOC), 3.800%, 5/3/2006	4,135,000
1,279,000		Knowlton Township, NJ, 4.50% BANs, 5/7/2007	1,287,595
1,964,961		Manasquan, NJ, 4.00% BANs, 2/2/2007	1,973,604
1,846,000		Matawan Borough, NJ, 4.50% BANs, 4/11/2007	1,858,265
1,500,000		Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC), 3.860%, 5/4/2006	1,500,000
1,860,000		Middlesex County, NJ, 4.50% BANs, 4/6/2007	1,873,358
3,275,000		Mount Holly Township, NJ, 4.50% BANs, 2/20/2007	3,295,846
1,490,000		New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.850%, 5/5/2006	1,490,000
1,640,000		New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.950%, 5/5/2006	1,640,000
3,525,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 4.000%, 5/4/2006	3,525,000
4,178,000		New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.800%, 5/3/2006	4,178,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$1,230,000		New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire, Inc. and Affiliates)/(Wachovia Bank N.A. LOC), 3.910%, 5/4/2006	$1,230,000
570,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 3.870%, 5/4/2006	570,000
2,625,000		New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC), 3.770%, 5/4/2006	2,625,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC), 3.860%, 5/3/2006	3,500,000
5,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	5,600,000
900,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC), 3.750%, 5/2/2006	900,000
1,150,000		New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New York LOC), 3.800%, 5/1/2006	1,150,000
945,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	945,000
8,490,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.810%, 5/5/2006	8,490,000
1,100,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.810%, 5/5/2006	1,100,000
3,835,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.850%, 5/5/2006	3,835,000
1,170,000		New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.950%, 5/5/2006	1,170,000
7,100,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 3.820%, 5/3/2006	7,100,000
1,600,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 3.850%, 5/5/2006	1,600,000
2,935,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 3.820%, 5/4/2006	2,935,000
4,700,000		New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal LLC)/(Citibank N.A., New York LOC), 3.830%, 5/3/2006	4,700,000
5,000,000		New Jersey EDA, (Series 2005) Weekly VRDNs (Princeton Day School, Inc.)/(Bank of New York LOC), 3.790%, 5/3/2006	5,000,000
520,000		New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC), 3.900%, 5/4/2006	520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$800,000		New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.780%, 5/3/2006	$800,000
12,260,000	[3]	New Jersey EDA, PUTTERs (Series 689) Weekly VRDNs (New Jersey-American Water Co., Inc.)/(AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.870%, 5/4/2006	12,260,000
2,665,000	[3]	New Jersey EDA, School Facilities Construction (MACON Series 2006B) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	2,665,000
3,035,000	[3]	New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	3,035,000
10,450,000	[3]	New Jersey EDA, School Facilities Construction PUTTERS (Series 1246Q) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.860%, 5/4/2006	10,450,000
3,800,000		New Jersey EDA, Winchester Gardens at Ward Homestead (Series 2004) Weekly VRDNs (Marcus L. Ward Home)/(Valley National Bank, Passaic, NJ LOC), 3.800%, 5/4/2006	3,800,000
6,200,000	[3]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.870%, 5/3/2006	6,200,000
5,775,000		New Jersey Health Care Facilities Financing Authority, (Series 1999A-4) Daily VRDNs (St. Mary's Hospital)/(Valley National Bank, Passaic, NJ LOC), 3.810%, 5/4/2006	5,775,000
3,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.800%, 5/5/2006	3,500,000
7,960,000		New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.800%, 5/4/2006	7,960,000
6,600,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 3.810%, 5/4/2006	6,600,000
8,085,000	[3]	New Jersey Health Care Facilities Financing Authority, Floater Certificates (Series 2001-833) Weekly VRDNs (Hunterdon Medical Center)/(AMBAC INS)/(Morgan Stanley LIQ), 3.820%, 5/4/2006	8,085,000
5,185,000	[3]	New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	5,185,000
5,800,000	[3]	New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063) Weekly VRDNs (New Jersey Department of Human Services)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	5,800,000
12,075,000	[3]	New Jersey Health Care Facilities Financing Authority, Roaring Forks (Series 2005-20) Weekly VRDNs (New Jersey Department of Human Services)/(AMBAC INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	12,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$840,000	[3]	New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.860%, 5/3/2006	$840,000
2,500,000		New Jersey Housing & Mortgage Financing Authority, Multi-family Revenue Bonds (Series 2006A) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.800%, 5/4/2006	2,500,000
2,900,000		New Jersey State Educational Facilities Authority, (2000 Series D) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/4/2006	2,900,000
3,935,000		New Jersey State Educational Facilities Authority, (2003 Series A) Daily VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.800%, 5/4/2006	3,935,000
1,330,000	[3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.820%, 5/4/2006	1,330,000
9,330,000	[3]	New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	9,330,000
4,635,000	[3]	New Jersey State, Macon Trust (Series 2004F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	4,635,000
14,995,000	[3]	New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	14,995,000
15,760,000	[3]	Newark, NJ Housing Authority, PT-1590 Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	15,760,000
1,376,000		Pohatcong Township, NJ, 4.50% BANs, 3/14/2007	1,385,790
3,000,000		Point Pleasant, NJ, 4.25% BANs, 1/31/2007	3,018,631
10,000,000		Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs, 3.730%, 5/2/2006	10,000,000
2,265,000	[3]	Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.860%, 5/3/2006	2,265,000
2,100,000	[3]	Port Authority of New York and New Jersey, PUTTERS (Series 153) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.870%, 5/4/2006	2,100,000
4,498,500		Scotch Plains Township, NJ, 4.00% BANs, 5/26/2006	4,501,794
1,152,250		Seaside Heights Borough, NJ, (Series 2006A), 4.25% BANs, 2/9/2007	1,159,181
2,300,000		Seaside Heights Borough, NJ, 4.50% BANs, 12/7/2006	2,312,984
2,245,000		South Amboy, NJ, 4.00% BANs, 8/2/2006	2,249,990
2,020,000		Tinton Falls, NJ, 4.00% BANs, 9/20/2006	2,026,856
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$2,300,000	[3]	Tobacco Settlement Financing Corp., NJ, (PA-1350) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	$2,300,000
3,000,000		Trenton, NJ, 4.50% BANs, 12/15/2006	3,019,190
2,512,840		Tuckerton, NJ, 3.75% BANs, 6/23/2006	2,516,033
1,376,000		Union Beach, NJ, 4.50% BANs, 3/15/2007	1,385,821
6,943,500		Union City, NJ, 4.00% BANs, 5/17/2006	6,946,452
2,000,000		Washington Borough, NJ, 4.375% BANs, 12/1/2006	2,009,909
1,848,310		Wenonah, NJ, 4.50% BANs, 3/23/2007	1,861,040
1,661,454		West Deptford Township, NJ, 4.50% BANs, 9/22/2006	1,667,828
5,100,000		Wildwood Crest, NJ, 4.00% BANs, 5/18/2006	5,102,304
3,257,100		Willingboro Township, NJ, 4.00% BANs, 8/4/2006	3,264,492
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [4]	324,377,384
		OTHER ASSETS AND LIABILITIES--NET--0.6%	1,834,796
		TOTAL NET ASSETS--100%	$326,212,180

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by Nationally Recognized Statistical Rating Organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows: Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.5%	3.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $129,210,000 which represents 39.6% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$324,377,384
Cash		784,468
Income receivable		2,863,845
Receivable for shares sold		10,000
TOTAL ASSETS		328,035,697
Liabilities:
Payable for investments purchased	$1,287,595
Income distribution payable	340,755
Payable for shares redeemed	57,405
Payable for distribution services fee (Note 5)	22,820
Payable for shareholder services fee (Note 5)	47,491
Accrued expenses	67,451
TOTAL LIABILITIES		1,823,517
Net assets for 326,166,419 shares outstanding		$326,212,180
Net Assets Consist of:
Paid-in capital		$326,166,419
Accumulated net realized gain on investments		45,902
Distributions in excess of net investment income		(141)
TOTAL NET ASSETS		$326,212,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$74,230,569 ÷ 74,216,660 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$124,868,813 ÷ 124,853,469 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$127,112,798 ÷ 127,096,290 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$5,932,543
Expenses:
Investment adviser fee (Note 5)		$762,828
Administrative personnel and services fee (Note 5)		151,801
Custodian fees		8,011
Transfer and dividend disbursing agent fees and expenses		122,550
Directors'/Trustees' fees		1,491
Auditing fees		8,392
Legal fees		2,642
Portfolio accounting fees		49,323
Distribution services fee--Institutional Service Shares (Note 5)		79,478
Distribution services fee--Cash Series Shares (Note 5)		413,892
Shareholder services fee--Institutional Shares (Note 5)		2,893
Shareholder services fee--Institutional Service Shares (Note 5)		198,644
Shareholder services fee--Cash Series Shares (Note 5)		172,455
Share registration costs		22,209
Printing and postage		15,209
Insurance premiums		4,644
Miscellaneous		1,127
TOTAL EXPENSES		2,017,589
Waivers (Note 5):
Waiver of investment adviser fee	$(85,650)
Waiver of administrative personnel and services fee	(6,482)
Waiver of distribution services fee--Institutional Service Shares	(79,478)
Waiver of distribution services fee--Cash Series Shares	(275,928)
Waiver of shareholder services fee--Institutional Service Shares	(79,427)
TOTAL WAIVERS		(526,965)
Net expenses			1,490,624
Net investment income			4,441,919
Net realized gain on investments			47,194
Change in net assets resulting from operations			$4,489,113

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,441,919	$4,873,437
Net realized gain on investments	47,194	14,871
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,489,113	4,888,308
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,076,961)	(1,376,828)
Institutional Service Shares	(1,909,077)	(2,463,807)
Cash Series Shares	(1,455,661)	(1,032,994)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,441,699)	(4,873,629)
Share Transactions:
Proceeds from sale of shares	653,894,138	1,204,520,355
Net asset value of shares issued to shareholders in payment of distributions declared	2,698,294	2,798,165
Cost of shares redeemed	(695,811,211)	(1,077,264,173)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,218,779)	130,054,347
Change in net assets	(39,171,365)	130,069,026
Net Assets:
Beginning of period	365,383,545	235,314,519
End of period (including distributions in excess of net investment income of $(141) and $(361), respectively)	$326,212,180	$365,383,545

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees'). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Shares:
Shares sold	180,845,777	255,134,542
Shares issued to shareholders in payment of distributions declared	56,085	96,121
Shares redeemed	(181,863,132)	(257,880,536)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(961,270)	(2,649,873)

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Service Shares:
Shares sold	303,791,287	651,193,504
Shares issued to shareholders in payment of distributions declared	1,186,536	1,669,065
Shares redeemed	(329,087,606)	(661,402,365)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(24,109,783)	(8,539,796)

	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Cash Series Shares:
Shares sold	169,257,074	298,192,309
Shares issued to shareholders in payment of distributions declared	1,455,673	1,032,979
Shares redeemed	(184,860,473)	(157,981,272)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(14,147,726)	141,244,016
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(39,218,779)	130,054,347

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $1,293 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $85,650 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $355,406 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $79,427 of its fee. For the six months ended April 30, 2006, FSSC retained $41,084 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $342,805,000 and $322,965,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 71.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.3% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

2052902 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.017		0.006		0.006	0.011		0.027
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.017		0.006		0.006	0.011		0.027
Less Distributions:
Distributions from net investment income	(0.013)		(0.017)		(0.006)		(0.006)	(0.011)		(0.027)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.29%		1.76	% [3]	0.60%		0.63%	1.06%		2.72%

Ratios to Average Net Assets:
Net expenses	0.53	% [4]	0.51%		0.59%		0.59%	0.59%		0.58%
Net investment income	2.58	% [4]	1.77%		0.59%		0.64%	1.04%		2.62%
Expense waiver/reimbursement [5]	0.51	% [4]	0.52%		0.44%		0.43%	0.42%		0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$665,967		$782,000		$631,875		$909,198	$1,051,387		$1,143,141

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.015		0.004		0.005	0.009		0.025
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.015		0.004		0.005	0.009		0.025
Less Distributions:
Distributions from net investment income	(0.012)		(0.015)		(0.004)		(0.005)	(0.009)		(0.025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.18%		1.55	% [3]	0.44%		0.47%	0.89%		2.56%

Ratios to Average Net Assets:
Net expenses	0.75	% [4]	0.72%		0.75%		0.75%	0.75%		0.74%
Net investment income	2.31	% [4]	1.58%		0.44%		0.46%	0.88%		2.52%
Expense waiver/reimbursement [5]	0.30	% [4]	0.33%		0.28%		0.27%	0.26%		0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,397		$321,477		$212,914		$197,030	$171,868		$98,399

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006		Year Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.017
Net realized gain on investments	0.000	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.017
Less Distributions:
Distributions from net investment income	(0.014)		(0.017)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.40%		1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.31	% [5]	0.27	% [5]
Net investment income	2.85	% [5]	2.29	% [5]
Expense waiver/reimbursement [6]	0.50	% [5]	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$286,127		$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006		Year Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.011
Net realized gain on investments	0.000	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.05%		1.14	% [4]

Ratios to Average Net Assets:
Net expenses	1.01	% [5]	0.97	% [5]
Net investment income	2.10	% [5]	1.60	% [5]
Expense waiver/reimbursement [6]	0.40	% [5]	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$175,047		$218,959

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,012.90	$2.65
Cash II Shares	$1,000	$1,011.80	$3.74
Institutional Shares	$1,000	$1,014.00	$1.55
Cash Series Shares	$1,000	$1,010.50	$5.03
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.17	$2.66
Cash II Shares	$1,000	$1,021.08	$3.76
Institutional Shares	$1,000	$1,023.26	$1.56
Cash Series Shares	$1,000	$1,019.79	$5.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.53%
Cash II Shares	0.75%
Institutional Shares	0.31%
Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	86.3%
Municipal Notes	11.8%
Commercial Paper	1.4%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.3%
8-30 Days	0.7%
31-90 Days	10.0%
91-180 Days	0.4%
181 Days or more	2.1%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		New York--99.1%
$1,120,000		Albany, NY IDA, (Series 2003A) Weekly VRDNs (South Mall Towers Albany LP)/(FNMA LOC), 3.850%, 5/4/2006	$1,120,000
2,200,000		Bayport-Bluepoint, NY Union Free School District, 4.00% TANs, 6/30/2006	2,203,723
11,100,000		Bethlehem, NY IDA, (Series 2003A) Weekly VRDNs (467 Delaware Avenue LLC)/(Federal Home Loan Bank of New York LOC), 3.920%, 5/4/2006	11,100,000
9,500,000		Binghamton, NY City School District, 4.25% RANs, 1/19/2007	9,554,226
6,284,000		Carthage, NY Central School District, 4.00% BANs, 6/16/2006	6,289,898
4,155,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.950%, 5/5/2006	4,155,000
2,830,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/ (Citizens Bank of Pennsylvania LOC), 3.930%, 5/3/2006	2,830,000
5,600,000		Chautauqua County, NY IDA, The Carriage House Companies (Series 1985) Weekly VRDNs (The Red Wing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.820%, 5/4/2006	5,600,000
7,000,000		Clarence, NY Central School District, 3.75% TANs, 6/29/2006	7,002,375
8,750,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.800%, 5/4/2006	8,750,000
9,965,350		Clinton County, NY, 3.75% BANs, 7/20/2006	9,984,448
260,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC), 3.900%, 5/4/2006	260,000
220,000		Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers, Inc.)/ (HSBC Bank USA LOC), 3.900%, 5/4/2006	220,000
3,820,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 3.840%, 5/4/2006	3,820,000
7,100,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 3.870%, 5/4/2006	7,100,000
3,920,000		Edmeston, NY Central School District, 3.75% BANs, 6/30/2006	3,925,954
5,200,000		Elmont, NY Union Free School District, 3.50% TANs, 6/29/2006	5,199,698
2,000,000		Elmont, NY Union Free School District, 3.75% TANs, 6/29/2006	2,000,664
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$3,830,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 3.860%, 5/4/2006	$3,830,000
5,000,000		Erie County, NY IDA, (Series 2006B) Weekly VRDNs (Orchard Park CCRC, Inc.)/(Citizens Bank N.A. LOC), 3.820%, 5/4/2006	5,000,000
3,980,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of America N.A. LOC), 4.000%, 5/4/2006	3,980,000
10,497,556	[3]	Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 5/3/2006	10,497,556
1,360,000		Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's Kitchen)/ (Bank of New York LOC), 3.820%, 5/4/2006	1,360,000
10,830,090		Ithaca, NY, (Series 2006A), 4.25% BANs, 1/17/2007	10,902,034
2,000,000		Johnstown, NY, 4.00% BANs, 10/5/2006	2,007,923
2,000,000		Kings Park, NY Central School District, 4.00% TANs, 6/29/2006	2,003,469
12,400,000		Lackawanna, NY City School District, 3.75% BANs, 6/16/2006	12,414,440
10,260,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/4/2006	10,260,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	3,400,000
6,750,000		Mattituck-Cutchogue, NY Union Free School District, 3.75% TANs, 6/30/2006	6,760,257
5,995,000	[3]	Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	5,995,000
29,980,000	[3]	Metropolitan Transportation Authority, NY, (PT-2998) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	29,980,000
18,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.47% CP (ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 6/12/2006	18,000,000
89,500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL Capital Assurance Inc. INS)/ (Citibank NA, New York LIQ), 3.810%, 5/4/2006	89,500,000
9,395,000	[3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	9,395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,664,500	[3]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	$5,664,500
1,905,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,905,000
1,700,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	1,700,000
9,455,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Apartments, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	9,455,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	7,190,000
6,750,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	6,750,000
14,625,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry Ridge, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	14,625,000
4,800,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	4,800,000
26,495,000	[3]	Nassau County, NY IDA, (MT-010) Weekly VRDNs (Bryant Landing at Roslyn LLC)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.900%, 5/4/2006	26,495,000
8,230,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 3.800%, 5/4/2006	8,230,000
44,000,000		New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC), 3.820%, 5/3/2006	44,000,000
11,000,000		New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (155 West 21st Street, LLC)/(Bank of New York LOC), 3.820%, 5/3/2006	11,000,000
5,800,000		New York City, NY Housing Development Corp., (Series 2005A: 15 East Clarke Place Apartments) Weekly VRDNs (East Clarke Place Associates II LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	5,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,200,000	[3]	New York City, NY IDA, (MT-189) Weekly VRDNs (Terminal One Group Association)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	$8,200,000
10,000,000		New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/ (Citibank NA, New York LOC), 3.820%, 5/3/2006	10,000,000
15,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 3.800%, 5/3/2006	15,820,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.870%, 5/4/2006	4,700,000
1,255,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	1,255,000
6,000,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 3.790%, 5/4/2006	6,000,000
3,200,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	3,200,000
5,355,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.810%, 5/4/2006	5,355,000
3,770,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank NA, New York LOC), 3.850%, 5/4/2006	3,770,000
7,700,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 3.790%, 5/4/2006	7,700,000
2,440,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	2,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,610,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	$5,610,000
3,600,000		New York City, NY IDA, Industrial Development Revenue Bonds (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.900%, 5/4/2006	3,600,000
100,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.820%, 5/3/2006	100,000,000
13,800,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.810%, 5/1/2006	13,800,000
2,200,000	[3]	New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.840%, 5/4/2006	2,200,000
3,240,000	[3]	New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	3,240,000
4,995,000	[3]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.830%, 5/4/2006	4,995,000
18,830,000	[3]	New York City, NY Municipal Water Finance Authority, ROCs (Series 498) Weekly VRDNs (Citibank NA, New York LIQ), 3.830%, 5/4/2006	18,830,000
9,880,000	[3]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	9,880,000
4,975,000	[3]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 3.830%, 5/4/2006	4,975,000
14,260,000	[3]	New York City, NY Transitional Finance Authority, ROCs (Series 465) Weekly VRDNs (Citibank NA, New York LIQ), 3.830%, 5/4/2006	14,260,000
10,000,000		New York City, NY, (Fiscal 2006 Series I-7) Weekly VRDNs (Bank of America N.A. LOC), 3.840%, 5/3/2006	10,000,000
3,750,000	[3]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	3,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$3,560,000	[3]	New York City, NY, (PT-2848), 3.68% TOBs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), Optional Tender 9/1/2006	$3,560,000
18,960,000	[3]	New York City, NY, (ROCs Series 251), 3.54% TOBs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 7/13/2006	18,960,000
12,500,000	[3]	New York City, NY, (Series 2006 FR/RI-FP2) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.850%, 5/3/2006	12,500,000
5,375,000	[3]	New York City, NY, PUTTERS (Series 1299) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	5,375,000
7,450,000	[3]	New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	7,450,000
8,500,000	[3]	New York Convention Center Development Corp., Solar Eclipse (Series 2006-0004) Weekly VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 3.820%, 5/4/2006	8,500,000
18,750,000	[3]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	18,750,000
9,400,000	[3]	New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Citibank NA, New York LIQ), 3.830%, 5/4/2006	9,400,000
7,300,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/(Radian Asset Assurance INS)/(Citizens Bank N.A. LIQ), 3.840%, 5/4/2006	7,300,000
4,000,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.840%, 5/4/2006	4,000,000
7,500,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	7,500,000
1,970,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	1,970,000
30,855,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	30,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,065,000	[3]	New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/ (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	$5,065,000
18,960,000	[3]	New York State Dormitory Authority, PUTTERs (Series 1191) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	18,960,000
5,795,000	[3]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	5,795,000
23,975,000	[3]	New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/ (Lehman Brothers Holdings, Inc. SWP), 4.030%, 5/3/2006	23,975,000
6,430,000	[3]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.830%, 5/4/2006	6,430,000
4,400,000		New York State HFA, (Series 1999A: 300 East 39th Street) Weekly VRDNs (39th Street Associates LLC)/(FNMA LOC), 3.830%, 5/3/2006	4,400,000
31,600,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/3/2006	31,600,000
9,500,000		New York State HFA, (Series 2005A: 250 West 93rd Street) Weekly VRDNs (L&M 93rd Street LLC)/(Bank of America N.A. LOC), 3.850%, 5/3/2006	9,500,000
16,495,000	[3]	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	16,495,000
9,805,000	[3]	New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	9,805,000
10,000,000	[3]	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	10,000,000
9,000,000		Newburgh, NY City School District, 3.25% RANs, 6/21/2006	9,002,163
3,190,000	[3]	Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	3,190,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ), 3.840%, 5/4/2006	$5,000,000
3,407,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 3.860%, 5/4/2006	3,407,000
1,430,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC), 3.930%, 5/4/2006	1,430,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/3/2006	4,510,000
4,725,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	4,725,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 3.750%, 5/10/2006	1,725,000
4,800,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.800%, 5/3/2006	4,800,000
600,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC), 4.020%, 5/3/2006	600,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	6,000,000
5,070,000		Orangetown, NY, 4.25% BANs, 1/11/2007	5,100,816
4,835,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	4,835,000
4,605,000	[3]	Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.730%, 5/2/2006	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.730%, 5/2/2006	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs, 3.820%, 5/4/2006	$12,400,000
2,410,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	2,410,000
5,235,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	5,235,000
19,000,000		Riverhead, NY Central School District, 4.00% TANs, 6/30/2006	19,033,699
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC), 4.050%, 5/4/2006	4,500,000
4,735,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co. /Tappan Wire and Cable, Inc.)/(Bank of New York LOC), 3.820%, 5/3/2006	4,735,000
5,050,000		Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 3.840%, 5/4/2006	5,050,000
5,440,000	[3]	Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	5,440,000
4,000,000		Salamanca, NY City School District, 4.00% BANs, 6/16/2006	4,004,890
1,500,000		Salamanca, NY City School District, 4.75% BANs, 5/11/2007	1,510,815
905,000		Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/(Bank of America N.A. LOC), 3.870%, 5/4/2006	905,000
9,500,000		South Colonie, NY Central School District, 3.75% BANs, 5/16/2006	9,503,386
1,600,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	1,600,000
420,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank NA, New York LOC), 3.820%, 5/3/2006	420,000
1,270,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 3.860%, 5/3/2006	1,270,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/3/2006	$5,500,000
24,505,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 5/4/2006	24,505,000
10,350,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.900%, 5/4/2006	10,350,000
4,760,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 513CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.840%, 5/4/2006	4,760,000
5,600,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 519CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.840%, 5/4/2006	5,600,000
795,000	[3]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	795,000
1,465,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC), 3.960%, 5/4/2006	1,465,000
7,500,000		Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	7,500,000
1,520,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,520,000
3,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	3,215,000
2,000,000		Wyandanch, NY Union Free School District, 4.00% RANs, 6/29/2006	2,002,613
4,650,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.840%, 5/4/2006	4,650,000
3,195,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/ (Key Bank, N.A. LOC), 3.810%, 5/4/2006	3,195,000
15,000,000		Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/4/2006	15,000,000
		TOTAL	1,277,046,547
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--0.4%
$4,570,000	[3]	Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	$4,570,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [4]	1,281,616,547
		OTHER ASSETS AND LIABILITIES - NET--0.5%	6,922,405
		TOTAL NET ASSETS--100%	$1,288,538,952

Securities that are subject to federal alternative minimum tax (AMT) represent 25.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.8%	1.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $443,517,056 which represents 34.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,281,616,547
Cash		578,431
Income receivable		9,133,905
TOTAL ASSETS		1,291,328,883
Liabilities:
Payable for investments purchased	$1,510,815
Income distribution payable	863,731
Payable for transfer and dividend disbursing agent fees and expenses	101,821
Payable for distribution services fee (Note 5)	120,504
Payable for shareholder services fee (Note 5)	180,543
Accrued expenses	12,517
TOTAL LIABILITIES		2,789,931
Net assets for 1,288,511,255 shares outstanding		$1,288,538,952
Net Assets Consist of:
Paid-in capital		$1,288,511,255
Accumulated net realized gain on investments		31,470
Distributions in excess of net investment income		(3,773)
TOTAL NET ASSETS		$1,288,538,952
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$665,967,466 ÷ 665,958,218 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$161,396,990 ÷ 161,392,818 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$286,127,397 ÷ 286,120,554 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$175,047,099 ÷ 175,039,665 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$22,642,547
Expenses:
Investment adviser fee (Note 5)		$2,917,150
Administrative personnel and services fee (Note 5)		580,551
Custodian fees		31,256
Transfer and dividend disbursing agent fees and expenses		356,218
Directors'/Trustees' fees		6,237
Auditing fees		8,392
Legal fees		2,737
Portfolio accounting fees		88,200
Distribution services fee--Institutional Service Shares (Note 5)		993,972
Distribution services fee--Cash II Shares (Note 5)		341,413
Distribution services fee--Cash Series Shares (Note 5)		598,915
Shareholder services fee--Institutional Service Shares (Note 5)		916,477
Shareholder services fee--Cash II Shares (Note 5)		341,413
Shareholder services fee--Institutional Shares (Note 5)		238,285
Shareholder services fee--Cash Series Shares (Note 5)		249,548
Share registration costs		31,790
Printing and postage		18,991
Insurance premiums		7,035
Miscellaneous		2,982
TOTAL EXPENSES		7,731,562
Waivers (Note 5):
Waiver of investment adviser fee	$(1,803,533)
Waiver of administrative personnel and services fee	(24,834)
Waiver of distribution services fee--Institutional Service Shares	(834,937)
Waiver of distribution services fee--Cash II Shares	(68,283)
Waiver of distribution services fee--Cash Series Shares	(149,729)
Waiver of shareholder services fee--Institutional Service Shares	(200,817)
Waiver of shareholder services fee--Institutional Shares	(238,285)
TOTAL WAIVERS		(3,320,418)
Net expenses			4,411,144
Net investment income			18,231,403
Net realized gain on investments			39,030
Change in net assets resulting from operations			$18,270,433

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,231,403	$20,829,218
Net realized gain on investments	39,030	2,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,270,433	20,831,696
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(10,265,542)	(13,753,829)
Cash II Shares	(3,155,284)	(4,015,028)
Institutional Shares	(2,716,204)	(1,317,208)
Cash Series Shares	(2,097,878)	(1,742,714)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,234,908)	(20,828,779)
Share Transactions:
Proceeds from sale of shares	2,813,846,406	5,490,547,500
Net asset value of shares issued to shareholders in payment of distributions declared	14,158,105	15,296,565
Cost of shares redeemed	(3,016,499,704)	(4,873,637,085)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(188,495,193)	632,206,980
Change in net assets	(188,459,668)	632,209,897
Net Assets:
Beginning of period	1,476,998,620	844,788,723
End of period (including distributions in excess of net investment income of $(3,773) and $(268), respectively)	$1,288,538,952	$1,476,998,620

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Institutional Shares and Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	1,774,157,496	3,710,143,692
Shares issued to shareholders in payment of distributions declared	6,373,899	8,448,006
Shares redeemed	(1,896,586,189)	(3,568,465,204)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(116,054,794)	150,126,494

Cash II Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	503,811,859	1,107,817,147
Shares issued to shareholders in payment of distributions declared	3,084,511	3,835,146
Shares redeemed	(666,977,193)	(1,003,091,602)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(160,080,823)	108,560,691

Institutional Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	399,579,824	320,890,486
Shares issued to shareholders in payment of distributions declared	2,602,201	1,270,772
Shares redeemed	(270,623,356)	(167,599,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	131,558,669	154,561,885

Cash Series Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	136,297,227	351,696,175
Shares issued to shareholders in payment of distributions declared	2,097,494	1,742,641
Shares redeemed	(182,312,966)	(134,480,906)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(43,918,245)	218,957,910
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(188,495,193)	632,206,980

1 Reflects operations from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $7,559, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,244
2012	$4,315

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $1,803,533 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares, and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $1,052,949 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $434,212 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares, and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $439,102 of its fee. For the six months ended April 30, 2006, FSSC retained $126,841 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,147,855,000 and $879,250,020, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 71.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.6% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ended December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N310
Cusip 60934N294
Cusip 608919858
Cusip 608919866

8060106 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006		Year Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.014		0.017
Net realized gain on investments	0.000	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.017
Less Distributions:
Distributions from net investment income	(0.014)		(0.017)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.40%		1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.31	% [5]	0.27	% [5]
Net investment income	2.85	% [5]	2.29	% [5]
Expense waiver/reimbursement [6]	0.50	% [5]	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$286,127		$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,014.00	$1.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.26	$1.56

1 Expenses are equal to the Fund's annualized net expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	86.3%
Municipal Notes	11.8%
Commercial Paper	1.4%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.3%
8-30 Days	0.7%
31-90 Days	10.0%
91-180 Days	0.4%
181 Days or more	2.1%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		New York--99.1%
$1,120,000		Albany, NY IDA, (Series 2003A) Weekly VRDNs (South Mall Towers Albany LP)/(FNMA LOC), 3.850%, 5/4/2006	$1,120,000
2,200,000		Bayport-Bluepoint, NY Union Free School District, 4.00% TANs, 6/30/2006	2,203,723
11,100,000		Bethlehem, NY IDA, (Series 2003A) Weekly VRDNs (467 Delaware Avenue LLC)/(Federal Home Loan Bank of New York LOC), 3.920%, 5/4/2006	11,100,000
9,500,000		Binghamton, NY City School District, 4.25% RANs, 1/19/2007	9,554,226
6,284,000		Carthage, NY Central School District, 4.00% BANs, 6/16/2006	6,289,898
4,155,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.950%, 5/5/2006	4,155,000
2,830,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/ (Citizens Bank of Pennsylvania LOC), 3.930%, 5/3/2006	2,830,000
5,600,000		Chautauqua County, NY IDA, The Carriage House Companies (Series 1985) Weekly VRDNs (The Red Wing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.820%, 5/4/2006	5,600,000
7,000,000		Clarence, NY Central School District, 3.75% TANs, 6/29/2006	7,002,375
8,750,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.800%, 5/4/2006	8,750,000
9,965,350		Clinton County, NY, 3.75% BANs, 7/20/2006	9,984,448
260,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC), 3.900%, 5/4/2006	260,000
220,000		Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers, Inc.)/ (HSBC Bank USA LOC), 3.900%, 5/4/2006	220,000
3,820,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 3.840%, 5/4/2006	3,820,000
7,100,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 3.870%, 5/4/2006	7,100,000
3,920,000		Edmeston, NY Central School District, 3.75% BANs, 6/30/2006	3,925,954
5,200,000		Elmont, NY Union Free School District, 3.50% TANs, 6/29/2006	5,199,698
2,000,000		Elmont, NY Union Free School District, 3.75% TANs, 6/29/2006	2,000,664
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$3,830,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 3.860%, 5/4/2006	$3,830,000
5,000,000		Erie County, NY IDA, (Series 2006B) Weekly VRDNs (Orchard Park CCRC, Inc.)/(Citizens Bank N.A. LOC), 3.820%, 5/4/2006	5,000,000
3,980,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of America N.A. LOC), 4.000%, 5/4/2006	3,980,000
10,497,556	[3]	Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 5/3/2006	10,497,556
1,360,000		Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's Kitchen)/ (Bank of New York LOC), 3.820%, 5/4/2006	1,360,000
10,830,090		Ithaca, NY, (Series 2006A), 4.25% BANs, 1/17/2007	10,902,034
2,000,000		Johnstown, NY, 4.00% BANs, 10/5/2006	2,007,923
2,000,000		Kings Park, NY Central School District, 4.00% TANs, 6/29/2006	2,003,469
12,400,000		Lackawanna, NY City School District, 3.75% BANs, 6/16/2006	12,414,440
10,260,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/4/2006	10,260,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	3,400,000
6,750,000		Mattituck-Cutchogue, NY Union Free School District, 3.75% TANs, 6/30/2006	6,760,257
5,995,000	[3]	Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	5,995,000
29,980,000	[3]	Metropolitan Transportation Authority, NY, (PT-2998) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	29,980,000
18,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.47% CP (ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 6/12/2006	18,000,000
89,500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL Capital Assurance Inc. INS)/ (Citibank NA, New York LIQ), 3.810%, 5/4/2006	89,500,000
9,395,000	[3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	9,395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,664,500	[3]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	$5,664,500
1,905,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,905,000
1,700,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	1,700,000
9,455,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Apartments, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	9,455,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	7,190,000
6,750,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	6,750,000
14,625,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry Ridge, LLC)/(HSBC Bank USA LOC), 3.810%, 5/4/2006	14,625,000
4,800,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	4,800,000
26,495,000	[3]	Nassau County, NY IDA, (MT-010) Weekly VRDNs (Bryant Landing at Roslyn LLC)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.900%, 5/4/2006	26,495,000
8,230,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 3.800%, 5/4/2006	8,230,000
44,000,000		New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC), 3.820%, 5/3/2006	44,000,000
11,000,000		New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (155 West 21st Street, LLC)/(Bank of New York LOC), 3.820%, 5/3/2006	11,000,000
5,800,000		New York City, NY Housing Development Corp., (Series 2005A: 15 East Clarke Place Apartments) Weekly VRDNs (East Clarke Place Associates II LLC)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 5/3/2006	5,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,200,000	[3]	New York City, NY IDA, (MT-189) Weekly VRDNs (Terminal One Group Association)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	$8,200,000
10,000,000		New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/ (Citibank NA, New York LOC), 3.820%, 5/3/2006	10,000,000
15,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 3.800%, 5/3/2006	15,820,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.870%, 5/4/2006	4,700,000
1,255,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	1,255,000
6,000,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 3.790%, 5/4/2006	6,000,000
3,200,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	3,200,000
5,355,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.810%, 5/4/2006	5,355,000
3,770,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank NA, New York LOC), 3.850%, 5/4/2006	3,770,000
7,700,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 3.790%, 5/4/2006	7,700,000
2,440,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/4/2006	2,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,610,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	$5,610,000
3,600,000		New York City, NY IDA, Industrial Development Revenue Bonds (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.900%, 5/4/2006	3,600,000
100,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.820%, 5/3/2006	100,000,000
13,800,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.810%, 5/1/2006	13,800,000
2,200,000	[3]	New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.840%, 5/4/2006	2,200,000
3,240,000	[3]	New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	3,240,000
4,995,000	[3]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.830%, 5/4/2006	4,995,000
18,830,000	[3]	New York City, NY Municipal Water Finance Authority, ROCs (Series 498) Weekly VRDNs (Citibank NA, New York LIQ), 3.830%, 5/4/2006	18,830,000
9,880,000	[3]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	9,880,000
4,975,000	[3]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 3.830%, 5/4/2006	4,975,000
14,260,000	[3]	New York City, NY Transitional Finance Authority, ROCs (Series 465) Weekly VRDNs (Citibank NA, New York LIQ), 3.830%, 5/4/2006	14,260,000
10,000,000		New York City, NY, (Fiscal 2006 Series I-7) Weekly VRDNs (Bank of America N.A. LOC), 3.840%, 5/3/2006	10,000,000
3,750,000	[3]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	3,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$3,560,000	[3]	New York City, NY, (PT-2848), 3.68% TOBs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), Optional Tender 9/1/2006	$3,560,000
18,960,000	[3]	New York City, NY, (ROCs Series 251), 3.54% TOBs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 7/13/2006	18,960,000
12,500,000	[3]	New York City, NY, (Series 2006 FR/RI-FP2) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.850%, 5/3/2006	12,500,000
5,375,000	[3]	New York City, NY, PUTTERS (Series 1299) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	5,375,000
7,450,000	[3]	New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	7,450,000
8,500,000	[3]	New York Convention Center Development Corp., Solar Eclipse (Series 2006-0004) Weekly VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 3.820%, 5/4/2006	8,500,000
18,750,000	[3]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	18,750,000
9,400,000	[3]	New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Citibank NA, New York LIQ), 3.830%, 5/4/2006	9,400,000
7,300,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/(Radian Asset Assurance INS)/(Citizens Bank N.A. LIQ), 3.840%, 5/4/2006	7,300,000
4,000,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.840%, 5/4/2006	4,000,000
7,500,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	7,500,000
1,970,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.810%, 5/3/2006	1,970,000
30,855,000	[3]	New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.810%, 5/3/2006	30,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,065,000	[3]	New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/ (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	$5,065,000
18,960,000	[3]	New York State Dormitory Authority, PUTTERs (Series 1191) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.840%, 5/4/2006	18,960,000
5,795,000	[3]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.830%, 5/4/2006	5,795,000
23,975,000	[3]	New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/ (Lehman Brothers Holdings, Inc. SWP), 4.030%, 5/3/2006	23,975,000
6,430,000	[3]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ), 3.830%, 5/4/2006	6,430,000
4,400,000		New York State HFA, (Series 1999A: 300 East 39th Street) Weekly VRDNs (39th Street Associates LLC)/(FNMA LOC), 3.830%, 5/3/2006	4,400,000
31,600,000		New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/3/2006	31,600,000
9,500,000		New York State HFA, (Series 2005A: 250 West 93rd Street) Weekly VRDNs (L&M 93rd Street LLC)/(Bank of America N.A. LOC), 3.850%, 5/3/2006	9,500,000
16,495,000	[3]	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	16,495,000
9,805,000	[3]	New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	9,805,000
10,000,000	[3]	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.830%, 5/4/2006	10,000,000
9,000,000		Newburgh, NY City School District, 3.25% RANs, 6/21/2006	9,002,163
3,190,000	[3]	Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	3,190,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ), 3.840%, 5/4/2006	$5,000,000
3,407,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 3.860%, 5/4/2006	3,407,000
1,430,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC), 3.930%, 5/4/2006	1,430,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/3/2006	4,510,000
4,725,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.810%, 5/4/2006	4,725,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 3.750%, 5/10/2006	1,725,000
4,800,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.800%, 5/3/2006	4,800,000
600,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC), 4.020%, 5/3/2006	600,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	6,000,000
5,070,000		Orangetown, NY, 4.25% BANs, 1/11/2007	5,100,816
4,835,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	4,835,000
4,605,000	[3]	Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.850%, 5/4/2006	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.730%, 5/2/2006	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.730%, 5/2/2006	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs, 3.820%, 5/4/2006	$12,400,000
2,410,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	2,410,000
5,235,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/4/2006	5,235,000
19,000,000		Riverhead, NY Central School District, 4.00% TANs, 6/30/2006	19,033,699
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC), 4.050%, 5/4/2006	4,500,000
4,735,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co. /Tappan Wire and Cable, Inc.)/(Bank of New York LOC), 3.820%, 5/3/2006	4,735,000
5,050,000		Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 3.840%, 5/4/2006	5,050,000
5,440,000	[3]	Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	5,440,000
4,000,000		Salamanca, NY City School District, 4.00% BANs, 6/16/2006	4,004,890
1,500,000		Salamanca, NY City School District, 4.75% BANs, 5/11/2007	1,510,815
905,000		Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/(Bank of America N.A. LOC), 3.870%, 5/4/2006	905,000
9,500,000		South Colonie, NY Central School District, 3.75% BANs, 5/16/2006	9,503,386
1,600,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	1,600,000
420,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank NA, New York LOC), 3.820%, 5/3/2006	420,000
1,270,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 3.860%, 5/3/2006	1,270,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.860%, 5/3/2006	$5,500,000
24,505,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 5/4/2006	24,505,000
10,350,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.900%, 5/4/2006	10,350,000
4,760,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 513CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.840%, 5/4/2006	4,760,000
5,600,000	[3]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 519CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.840%, 5/4/2006	5,600,000
795,000	[3]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	795,000
1,465,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC), 3.960%, 5/4/2006	1,465,000
7,500,000		Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	7,500,000
1,520,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,520,000
3,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 3.800%, 5/4/2006	3,215,000
2,000,000		Wyandanch, NY Union Free School District, 4.00% RANs, 6/29/2006	2,002,613
4,650,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.840%, 5/4/2006	4,650,000
3,195,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/ (Key Bank, N.A. LOC), 3.810%, 5/4/2006	3,195,000
15,000,000		Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/4/2006	15,000,000
		TOTAL	1,277,046,547
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--0.4%
$4,570,000	[3]	Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.830%, 5/4/2006	$4,570,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [4]	1,281,616,547
		OTHER ASSETS AND LIABILITIES - NET--0.5%	6,922,405
		TOTAL NET ASSETS--100%	$1,288,538,952

Securities that are subject to federal alternative minimum tax (AMT) represent 25.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.8%	1.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $443,517,056 which represents 34.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,281,616,547
Cash		578,431
Income receivable		9,133,905
TOTAL ASSETS		1,291,328,883
Liabilities:
Payable for investments purchased	$1,510,815
Income distribution payable	863,731
Payable for transfer and dividend disbursing agent fees and expenses	101,821
Payable for distribution services fee (Note 5)	120,504
Payable for shareholder services fee (Note 5)	180,543
Accrued expenses	12,517
TOTAL LIABILITIES		2,789,931
Net assets for 1,288,511,255 shares outstanding		$1,288,538,952
Net Assets Consist of:
Paid-in capital		$1,288,511,255
Accumulated net realized gain on investments		31,470
Distributions in excess of net investment income		(3,773)
TOTAL NET ASSETS		$1,288,538,952
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$665,967,466 ÷ 665,958,218 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$161,396,990 ÷ 161,392,818 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$286,127,397 ÷ 286,120,554 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$175,047,099 ÷ 175,039,665 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$22,642,547
Expenses:
Investment adviser fee (Note 5)		$2,917,150
Administrative personnel and services fee (Note 5)		580,551
Custodian fees		31,256
Transfer and dividend disbursing agent fees and expenses		356,218
Directors'/Trustees' fees		6,237
Auditing fees		8,392
Legal fees		2,737
Portfolio accounting fees		88,200
Distribution services fee--Institutional Service Shares (Note 5)		993,972
Distribution services fee--Cash II Shares (Note 5)		341,413
Distribution services fee--Cash Series Shares (Note 5)		598,915
Shareholder services fee--Institutional Service Shares (Note 5)		916,477
Shareholder services fee--Cash II Shares (Note 5)		341,413
Shareholder services fee--Institutional Shares (Note 5)		238,285
Shareholder services fee--Cash Series Shares (Note 5)		249,548
Share registration costs		31,790
Printing and postage		18,991
Insurance premiums		7,035
Miscellaneous		2,982
TOTAL EXPENSES		7,731,562
Waivers (Note 5):
Waiver of investment adviser fee	$(1,803,533)
Waiver of administrative personnel and services fee	(24,834)
Waiver of distribution services fee--Institutional Service Shares	(834,937)
Waiver of distribution services fee--Cash II Shares	(68,283)
Waiver of distribution services fee--Cash Series Shares	(149,729)
Waiver of shareholder services fee--Institutional Service Shares	(200,817)
Waiver of shareholder services fee--Institutional Shares	(238,285)
TOTAL WAIVERS		(3,320,418)
Net expenses			4,411,144
Net investment income			18,231,403
Net realized gain on investments			39,030
Change in net assets resulting from operations			$18,270,433

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,231,403	$20,829,218
Net realized gain on investments	39,030	2,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,270,433	20,831,696
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(10,265,542)	(13,753,829)
Cash II Shares	(3,155,284)	(4,015,028)
Institutional Shares	(2,716,204)	(1,317,208)
Cash Series Shares	(2,097,878)	(1,742,714)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,234,908)	(20,828,779)
Share Transactions:
Proceeds from sale of shares	2,813,846,406	5,490,547,500
Net asset value of shares issued to shareholders in payment of distributions declared	14,158,105	15,296,565
Cost of shares redeemed	(3,016,499,704)	(4,873,637,085)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(188,495,193)	632,206,980
Change in net assets	(188,459,668)	632,209,897
Net Assets:
Beginning of period	1,476,998,620	844,788,723
End of period (including distributions in excess of net investment income of $(3,773) and $(268), respectively)	$1,288,538,952	$1,476,998,620

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares, and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Institutional Shares and Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	1,774,157,496	3,710,143,692
Shares issued to shareholders in payment of distributions declared	6,373,899	8,448,006
Shares redeemed	(1,896,586,189)	(3,568,465,204)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(116,054,794)	150,126,494

Cash II Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	503,811,859	1,107,817,147
Shares issued to shareholders in payment of distributions declared	3,084,511	3,835,146
Shares redeemed	(666,977,193)	(1,003,091,602)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(160,080,823)	108,560,691

Institutional Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	399,579,824	320,890,486
Shares issued to shareholders in payment of distributions declared	2,602,201	1,270,772
Shares redeemed	(270,623,356)	(167,599,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	131,558,669	154,561,885

Cash Series Shares:	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Shares sold	136,297,227	351,696,175
Shares issued to shareholders in payment of distributions declared	2,097,494	1,742,641
Shares redeemed	(182,312,966)	(134,480,906)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(43,918,245)	218,957,910
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(188,495,193)	632,206,980

1 Reflects operations from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $7,559, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,244
2012	$4,315

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $1,803,533 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares, and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $1,052,949 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $434,212 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares, and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $439,102 of its fee. For the six months ended April 30, 2006, FSSC retained $126,841 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,147,855,000 and $879,250,020, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 71.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.6% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ended December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

35088 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.016		0.006		0.006	0.011		0.028
Net realized loss on investments	--		--		(0.000	) [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.016		0.006		0.006	0.011		0.028
Less Distributions:
Distributions from net investment income	(0.013)		(0.016)		(0.006)		(0.006)	(0.011)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.27%		1.63	% [3]	0.59%		0.62%	1.08%		2.83%

Ratios to Average Net Assets:
Net expenses	0.64	% [4]	0.63%		0.64%		0.64%	0.64%		0.64%
Net investment income	2.53	% [4]	1.61%		0.57%		0.62%	1.08%		2.66%
Expense waiver/reimbursement [5]	0.28	% [4]	0.30%		0.27%		0.26%	0.25%		0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$229,773		$266,478		$256,238		$345,538	$356,707		$406,312

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,012.70	$3.19
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.62	$3.21

1 Expenses are equal to the Fund's annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2006 the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	70.6%
Municipal Notes	29.1%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.6%
8-30 Days	0.0%
31-90 Days	13.6%
91-180 Days	4.4%
181 Days or more	11.1%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1,2]
		North Carolina--92.8%
$20,819,000	[3]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/ (Series 1998-23), 3.50% TOBs (Mission Health, Inc.)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/22/2006	$20,819,000
4,070,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 3.950%, 5/5/2006	4,070,000
2,145,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	2,145,000
3,900,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	3,900,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 4.050%, 5/4/2006	2,900,000
1,365,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC), 4.400%, 5/3/2006	1,365,000
525,000		Cleveland County, NC Industrial Facilities & PCFA, PCR Bonds (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC), 3.950%, 5/4/2006	525,000
3,010,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 3.910%, 5/4/2006	3,010,000
2,260,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 3.910%, 5/4/2006	2,260,000
2,510,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	2,510,000
4,275,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	4,275,000
1,745,000		Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 3.810%, 5/1/2006	1,745,000
18,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 3.910%, 5/3/2006	18,500,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 3.850%, 5/3/2006	4,000,000
1,000,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,000,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 5/4/2006	4,800,000
750,000		Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank N.A. LOC), 3.800%, 5/4/2006	750,000
500,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 3.840%, 5/1/2006	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$1,050,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.000%, 5/4/2006	$1,050,000
3,030,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	3,030,000
2,915,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.800%, 5/4/2006	2,915,000
1,940,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	1,940,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.820%, 5/3/2006	2,500,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	2,900,000
1,450,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,450,000
700,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	700,000
1,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,000,000
1,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,000,000
4,070,000	[3]	North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.840%, 5/4/2006	4,070,000
4,995,000	[3]	North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 5/4/2006	4,995,000
4,347,000	[3]	North Carolina Eastern Municipal Power Agency, (Series 2004-955d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	4,347,000
2,545,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	2,545,000
7,950,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 3.35% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	7,950,000
5,220,000	[3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22) Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF 1/1/2022 @ 100), 3.820%, 5/3/2006	5,220,000
4,685,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC), 3.800%, 5/4/2006	4,685,000
2,250,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	2,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$2,860,000	[3]	North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	$2,860,000
3,000,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 22-B), 3.20% TOBs, Mandatory Tender 11/1/2006	3,000,000
4,480,000	[3]	North Carolina HFA, MERLOTS (Series 2002-A39), 3.42% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	4,480,000
4,205,000	[3]	North Carolina HFA, PUTTERs (Series 1212) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.870%, 5/4/2006	4,205,000
4,225,000		North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.880%, 5/4/2006	4,225,000
9,665,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.900%, 5/3/2006	9,665,000
1,570,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.820%, 5/4/2006	1,570,000
3,500,000	[3]	North Carolina Medical Care Commission, ROCs (Series 296) Weekly VRDNs (Rowan Regional Medical Center)/(FSA INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	3,500,000
10,165,000	[3]	North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	10,165,000
2,905,000	[3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.840%, 5/4/2006	2,905,000
2,165,000	[3]	North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	2,165,000
10,430,000	[3]	North Carolina State, Saratoga Trust (Series 2005-22), 3.50% TOBs (Caisse des Depots et Consignations (CDC), Paris LIQ), Optional Tender 6/15/2006	10,430,000
900,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Citibank N.A., New York LOC), 4.100%, 5/4/2006	900,000
6,420,000	[3]	Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.880%, 5/4/2006	6,420,000
2,100,000		Randolph County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC), 3.900%, 5/4/2006	2,100,000
4,500,000		Richmond County, NC Industrial Facilities & PCFA, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.850%, 5/5/2006	4,500,000
1,255,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,255,000
100,000		Rockingham County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	100,000
100,000		Sampson County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$1,000,000		Wake County, NC, (Series 2004A) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.800%, 5/4/2006	$1,000,000
4,100,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC), 4.000%, 5/4/2006	4,100,000
		TOTAL	213,266,000
		Puerto Rico--6.9%
720,000	[3]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.950%, 5/3/2006	720,000
9,995,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	9,995,000
5,085,000	[3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	5,085,000
		TOTAL	15,800,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (AT AMORTIZED COST) [4]	229,066,000
		OTHER ASSETS AND LIABILITIES - NET--0.3%	667,356
		TOTAL NET ASSETS--100%	$229,773,356

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $112,876,000 which represents 49.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$229,066,000
Income receivable		1,403,780
Receivable for shares sold		65,966
TOTAL ASSETS		230,535,746
Liabilities:
Payable for shares redeemed	$115,117
Income distribution payable	140,102
Payable to bank	390,567
Payable for shareholder services fee (Note 5)	51,257
Accrued expenses	65,347
TOTAL LIABILITIES		762,390
Net assets for 229,774,070 shares outstanding		$229,773,356
Net Assets Consist of:
Paid-in capital		$229,774,070
Accumulated net realized loss on investments		(328)
Distributions in excess of net investment income		(386)
TOTAL NET ASSETS		$229,773,356
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$229,773,356 ÷ 229,774,070 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$4,064,207
Expenses:
Investment adviser fee (Note 5)		$639,415
Administrative personnel and services fee (Note 5)		101,794
Custodian fees		5,390
Transfer and dividend disbursing agent fees and expenses		51,545
Directors'/Trustees' fees		1,013
Auditing fees		8,144
Legal fees		2,764
Portfolio accounting fees		30,099
Shareholder services fee (Note 5)		316,583
Share registration costs		12,584
Printing and postage		6,449
Insurance premiums		4,282
Miscellaneous		824
TOTAL EXPENSES		1,180,886
Waivers (Note 5):
Waiver of investment adviser fee	$(351,982)
Waiver of administrative personnel and services fee	(4,347)
TOTAL WAIVERS		(356,329)
Net expenses			824,557
Net investment income			$3,239,650

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,239,650	$4,050,905
Net realized gain on investments	--	17,466
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,239,650	4,068,371
Distributions to Shareholders:
Distributions from net investment income	(3,242,202)	(4,048,469)
Share Transactions:
Proceeds from sale of shares	310,664,079	654,578,313
Net asset value of shares issued to shareholders in payment of distributions declared	2,432,931	3,349,969
Cost of shares redeemed	(349,798,634)	(647,708,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,701,624)	10,219,405
Change in net assets	(36,704,176)	10,239,307
Net Assets:
Beginning of period	266,477,532	256,238,225
End of period (including undistributed (distributions in excess of) net investment income of $(386) and $2,166, respectively)	$229,773,356	$266,477,532

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	310,664,079	654,578,313
Shares issued to shareholders in payment of distributions declared	2,432,931	3,349,969
Shares redeemed	(349,798,634)	(647,708,877)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(36,701,624)	10,219,405

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $329, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $351,982 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $1,199 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $166,675,000 and $206,490,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 76.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ended December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

G01177-01 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.018	0.008	0.009	0.014		0.031
Net realized gain (loss) on investments	0.000	[1]	--	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.018	0.008	0.009	0.014		0.031
Less Distributions:
Distributions from net investment income	(0.013)		(0.018)	(0.008)	(0.009)	(0.014)		(0.031)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.33%		1.83%	0.79%	0.88%	1.37%		3.12%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.50%	0.50%	0.50%	0.50%		0.48%
Net investment income	2.67	% [3]	1.76%	0.78%	0.88%	1.35%		3.12%
Expense waiver/reimbursement [4]	0.34	% [3]	0.31%	0.32%	0.32%	0.32%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,114		$115,029	$146,091	$163,800	$152,957		$114,933

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.016	0.006	0.007	0.012		0.029
Net realized gain (loss) on investments	0.000	[1]	--	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.016	0.006	0.007	0.012		0.029
Less Distributions:
Distributions from net investment income	(0.012)		(0.016)	(0.006)	(0.007)	(0.012)		(0.029)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.23%		1.62%	0.59%	0.68%	1.17%		2.91%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70%	0.70%	0.70%	0.70%		0.68%
Net investment income	2.45	% [3]	1.58%	0.58%	0.68%	1.17%		2.91%
Expense waiver/reimbursement [4]	0.14	% [3]	0.11%	0.12%	0.12%	0.12%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,735		$102,674	$122,206	$124,984	$107,282		$116,138

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.013	0.003	0.004	0.009		0.026
Net realized gain (loss) on investments	0.000	[1]	--	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.013	0.003	0.004	0.009		0.026
Less Distributions:
Distributions from net investment income	(0.011)		(0.013)	(0.003)	(0.004)	(0.009)		(0.026)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.08%		1.32%	0.29%	0.38%	0.87%		2.60%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00%	1.00%	1.00%		0.98%
Net investment income	2.15	% [3]	1.39%	0.27%	0.38%	0.87%		2.54%
Expense waiver/reimbursement [4]	0.14	% [3]	0.11%	0.12%	0.12%	0.12%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,690		$47,936	$28,592	$45,596	$60,680		$84,161

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.30	$2.50
Institutional Service Shares	$1,000	$1,012.30	$3.49
Cash II Shares	$1,000	$1,010.80	$4.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.32	$2.51
Institutional Service Shares	$1,000	$1,021.32	$3.51
Cash II Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Shares	0.50%
Institutional Service Shares	0.70%
Cash II Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	73.0%
Municipal Notes	28.2%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.1%
8-30 Days	0.7%
31-90 Days	4.6%
91-180 Days	6.4%
181 Days or more	12.4%
Other Assets and Liabilities--Net [2]	(1.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.2% [1,2]
		Ohio--101.2%
$6,200,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	$6,200,000
760,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC), 3.810%, 5/4/2006	760,000
2,300,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC), 3.820%, 5/4/2006	2,300,000
1,850,000		Ashland, OH, 4.00% BANs, 5/25/2006	1,851,181
1,355,000		Belmont County, OH, (2nd Series), 4.00% BANs, 8/16/2006	1,358,931
4,000,000		Belmont County, OH, 4.25% BANs, 3/14/2007	4,023,479
1,040,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris, N.A. LIQ), 3.830%, 5/4/2006	1,040,000
2,785,000		Clermont County, OH, Variable Rate IDRBs (Series 1997) Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2006	2,785,000
2,000,000		Clinton County, OH, 4.00% BANs, 4/26/2007	2,005,697
2,340,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/ (Key Bank, N.A. LOC), 3.930%, 5/4/2006	2,340,000
920,000		Coshocton, OH, 4.25% BANs, 2/21/2007	925,401
3,500,000		Cuyahoga County, OH HFA, Eastside Neighborhood Homes LP, 3.30% BANs (Bayerische Landesbank), 5/1/2006	3,500,000
4,645,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.880%, 5/4/2006	4,645,000
3,580,000		Cuyahoga County, OH Hospital Authority, (Series 2000) Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC), 3.820%, 5/4/2006	3,580,000
4,000,000		Cuyahoga County, OH IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC), 3.960%, 5/4/2006	4,000,000
1,010,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/ (FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	1,010,000
1,920,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC), 3.970%, 5/4/2006	1,920,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,750,000		Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs (Northstar Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	$1,750,000
1,625,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	1,625,000
14,400,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 3.500%, 5/1/2006	14,400,000
3,850,000		Defiance County, OH, 4.50% BANs, 5/1/2007	3,877,720
770,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	770,000
2,095,000		Delaware, OH, 4.00% BANs, 6/8/2006	2,097,329
2,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.900%, 5/4/2006	2,750,000
1,065,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	1,065,000
1,425,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 4.650%, 5/5/2006	1,425,000
1,870,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.920%, 5/4/2006	1,870,000
265,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC), 4.150%, 5/1/2006	265,000
2,530,000		Hamilton County, OH, (Series 2000A) Weekly VRDNs (Deaconess Long Term Care, Inc.)/(LaSalle Bank, N.A. LOC), 3.830%, 5/3/2006	2,530,000
4,075,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC), 4.080%, 5/4/2006	4,075,000
4,750,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.840%, 5/4/2006	4,750,000
2,000,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC), 3.880%, 5/4/2006	2,000,000
4,245,000		Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC), 4.250%, 5/4/2006	4,245,000
5,000,000		Huber Heights, OH, IDR (Series 1999) Weekly VRDNs (Paxar Corp.)/ (SunTrust Bank LOC), 3.850%, 5/3/2006	5,000,000
580,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	580,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,750,000		Hunting Valley, OH, 3.75% BANs, 10/5/2006	$1,755,608
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/ (J.P. Morgan Chase Bank, N.A. LOC), 4.090%, 5/4/2006	2,665,000
1,675,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	1,675,000
3,990,000		Lorain County, OH, 4.00% BANs, 9/6/2006	4,002,894
1,370,000		Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.200%, 5/5/2006	1,370,000
425,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/ (J.P. Morgan Chase Bank, N.A. LOC), 4.200%, 5/5/2006	425,000
7,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.050%, 5/4/2006	7,305,000
4,750,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 3.930%, 5/4/2006	4,750,000
2,745,000		Mahoning County, OH MFH HFA Weekly VRDNs (International Towers, Inc.)/ (U.S. Bank, N.A. LOC), 4.050%, 5/4/2006	2,745,000
2,625,000		Mansfield, OH, 4.00% BANs, 8/24/2006	2,633,675
3,268,000		Maple Heights, OH City School District, 4.25% BANs, 4/19/2007	3,284,751
1,000,000		Marietta, OH, 4.00% BANs, 6/20/2006	1,001,397
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/ (WestLB AG (GTD) LOC), 4.000%, 5/4/2006	7,400,000
2,000,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/ (Key Bank, N.A. LOC), 3.930%, 5/4/2006	2,000,000
965,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	965,000
1,600,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 3.950%, 5/4/2006	1,600,000
10,000,000	[3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.890%, 5/4/2006	10,000,000
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC), 3.900%, 5/4/2006	2,925,000
875,000		North Olmsted, OH, 3.15% BANs, 5/3/2006	875,014
765,000		Oakwood Village, OH, 3.75% BANs, 9/28/2006	766,827
1,000,000		Oakwood Village, OH, 4.00% BANs, 12/7/2006	1,003,200
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$5,780,000		Ohio HFA MFH, 3.00% TOBs (Lincoln Park Associates)/(Citizens Bank of Pennsylvania LOC), Optional Tender 5/1/2006	$5,780,000
3,000,000	[3]	Ohio HFA, MERLOTS (Series 2006-A2) Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,000,000
7,225,000	[3]	Ohio HFA, ROCs (Series 431) Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 3.890%, 5/4/2006	7,225,000
140,000	[3]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 3.920%, 5/4/2006	140,000
125,000		Ohio State University, (Series 1999 B2) Weekly VRDNs, 3.790%, 5/3/2006	125,000
5,195,000		Ohio Waste Development Authority Solid Waste, (Series 2001) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.850%, 5/1/2006	5,195,000
1,395,000		Pataskala, OH, 4.50% BANs, 2/21/2007	1,405,368
2,870,000		Paulding County, OH, 4.00% BANs, 6/8/2006	2,872,900
1,500,000		Perrysburg, OH, Library Improvement, 3.65% BANs, 11/9/2006	1,503,054
2,105,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	2,105,000
2,565,000		Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC), 3.920%, 5/4/2006	2,565,000
3,556,000		Richland County, OH, 4.00% BANs, 9/6/2006	3,566,879
1,312,500		Ross County, OH, 4.00% BANs, 6/1/2006	1,313,582
5,520,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank, Ohio LOC), 3.920%, 5/4/2006	5,520,000
645,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(J.P. Morgan Chase Bank, N.A. LOC), 4.100%, 5/4/2006	645,000
720,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 4.100%, 5/3/2006	720,000
500,000		Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/ (Huntington National Bank, Columbus, OH LOC), 4.200%, 5/5/2006	500,000
3,395,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	3,395,000
100,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker McMillen Co.)/(National City Bank, Ohio LOC), 3.930%, 5/4/2006	100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,135,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	$1,135,000
1,985,000		Summit County, OH IDA, (Series 1998)/(Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 3.930%, 5/3/2006	1,985,000
1,280,000		Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/ (National City Bank, Ohio LOC), 4.000%, 5/4/2006	1,280,000
3,315,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	3,315,000
690,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	690,000
1,490,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	1,490,000
1,600,000		Sylvania, OH City School District, 4.00% BANs, 7/27/2006	1,604,077
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.860%, 5/4/2006	4,000,000
1,000,000		Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	1,000,000
970,000		Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Churchill Downs, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.100%, 5/4/2006	970,000
4,255,000		Trumbull County, OH Sewer District, (Series A), 4.00% BANs, 4/4/2007	4,268,279
520,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 4.090%, 5/4/2006	520,000
2,270,000		Wapakoneta, OH, (Series 04), 3.30% BANs, 6/15/2006	2,270,542
1,800,000		Wauseon, OH, 3.90% BANs, 8/30/2006	1,804,084
8,465,000	[3]	Westerville, OH City School District, MERLOTS 2001-A34, 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	8,465,000
445,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 4.200%, 5/4/2006	445,000
495,000		Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 4.200%, 5/4/2006	495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,400,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/ (Comerica Bank LOC), 3.950%, 5/3/2006	$3,400,000
770,000		Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 4.100%, 5/4/2006	770,000
2,460,000		Youngstown, OH, (Series 1996A) Weekly VRDNs (Cantar/Polyair Corp./ Performa Corp.)/(HSBC Bank USA LOC), 3.900%, 5/4/2006	2,460,000
		TOTAL MUNICIPAL INVESTMENTS--101.2% (AT AMORTIZED COST) [4]	250,511,869
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(2,973,365)
		TOTAL NET ASSETS--100%	$247,538,504

Securities that are subject to the federal alternative minimum tax (AMT) represent 54.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $35,030,000 which represents 14.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$250,511,869
Income receivable		1,874,933
Receivable for shares sold		17,476
TOTAL ASSETS		252,404,278
Liabilities:
Payable for investments purchased	$3,877,720
Payable for shares redeemed	18,501
Income distribution payable	396,558
Payable for distribution services fee (Note 5)	12,818
Payable for shareholder services fee (Note 5)	27,135
Payable to bank	527,607
Accrued expenses	5,435
TOTAL LIABILITIES		4,865,774
Net assets for 247,538,476 shares outstanding		$247,538,504
Net Assets Consist of:
Paid-in capital		$247,538,316
Accumulated net realized gain on investments		26
Undistributed net investment income		162
TOTAL NET ASSETS		$247,538,504
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$119,113,471 ÷ 119,109,696 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$82,734,895 ÷ 82,733,989 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$45,690,138 ÷ 45,694,791 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$4,307,267
Expenses:
Investment adviser fee (Note 5)		$544,342
Administrative personnel and services fee (Note 5)		108,331
Custodian fees		5,948
Transfer and dividend disbursing agent fees and expenses		52,447
Directors'/Trustees' fees		1,359
Auditing fees		8,888
Legal fees		902
Portfolio accounting fees		46,081
Distribution services fee--Cash II Shares (Note 5)		80,362
Shareholder services fee--Institutional Shares (Note 5)		145,611
Shareholder services fee--Institutional Service Shares (Note 5)		126,805
Shareholder services fee--Cash II Shares (Note 5)		66,937
Share registration costs		23,432
Printing and postage		9,293
Insurance premiums		4,421
Miscellaneous		1,257
TOTAL EXPENSES		1,226,416
Waivers (Note 5):
Waiver of investment adviser fee	$(115,140)
Waiver of administrative personnel and services fee	(4,634)
Waiver of distribution services fee--Cash II Shares	(13,393)
Waiver of shareholder services fee--Institutional Shares	(145,611)
Waiver of shareholder services fee--Institutional Service Shares	(24,697)
TOTAL WAIVERS		(303,475)
Net expenses			922,941
Net investment income			3,384,326
Net realized gain on investments			323
Change in net assets resulting from operations			$3,384,649

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,384,326	$4,929,794
Net realized gain on investments	323	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,384,649	4,929,794
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,554,186)	(2,464,817)
Institutional Service Shares	(1,251,619)	(1,904,090)
Cash II Shares	(578,568)	(560,605)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,384,373)	(4,929,512)
Share Transactions:
Proceeds from sale of shares	368,289,377	710,227,633
Net asset value of shares issued to shareholders in payment of distributions declared	1,149,875	1,363,577
Cost of shares redeemed	(387,540,113)	(742,841,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,100,861)	(31,250,235)
Change in net assets	(18,100,585)	(31,249,953)
Net Assets:
Beginning of period	265,639,089	296,889,042
End of period (including undistributed net investment income of $162 and $209, respectively)	$247,538,504	$265,639,089

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	130,069,617	284,467,523
Shares issued to shareholders in payment of distributions declared	196,329	283,717
Shares redeemed	(126,182,626)	(315,813,828)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,083,320	(31,062,588)

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	100,992,509	274,544,600
Shares issued to shareholders in payment of distributions declared	384,992	539,386
Shares redeemed	(121,317,010)	(294,615,197)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(19,939,509)	(19,531,211)

Cash II Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	137,227,251	151,215,510
Shares issued to shareholders in payment of distributions declared	568,554	540,474
Shares redeemed	(140,040,477)	(132,412,420)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,244,672)	19,343,564
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,100,861)	(31,250,235)

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $297, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$214
2007	$ 83

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $115,140 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of 0.30% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $13,393 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $53,724 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $170,308 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $177,335,000 and $194,095,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 71.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.7% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ended December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

2052903 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003		2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.018	0.008	0.009		0.014		0.030
Net realized gain (loss) on investments	(0.000	) [1]	--	0.000 [1]	(0.000	) [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.018	0.008	0.009		0.014		0.030
Less Distributions:
Distributions from net investment income	(0.013)		(0.018)	(0.008)	(0.009)		(0.014)		(0.030)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.35%		1.85%	0.82%	0.89%		1.37%		3.04%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%	0.45%	0.45%		0.45%		0.45%
Net investment income	2.71	% [3]	1.82%	0.82%	0.89%		1.36%		2.86%
Expense waiver/reimbursement [4]	0.45	% [3]	0.45%	0.46%	0.45%		0.44%		0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$160,507		$161,978	$162,928	$184,327		$174,634		$194,371

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003		2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.016	0.006	0.007		0.012		0.028
Net realized gain (loss) on investments	(0.000	) [1]	--	0.000 [1]	(0.000	) [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.016	0.006	0.007		0.012		0.028
Less Distributions:
Distributions from net investment income	(0.012)		(0.016)	(0.006)	(0.007)		(0.012)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.25%		1.65%	0.62%	0.69%		1.17%		2.84%

Ratios to Average Net Assets:
Net expenses	0.65	% [3]	0.65%	0.65%	0.65%		0.65%		0.65%
Net investment income	2.50	% [3]	1.66%	0.62%	0.69%		1.16%		2.81%
Expense waiver/reimbursement [4]	0.25	% [3]	0.25%	0.26%	0.25%		0.24%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,761		$290,268	$244,670	$215,764		$280,273		$253,373

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003		2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.012	0.002	0.003		0.008		0.024
Net realized gain (loss) from investments	(0.000	) [1]	--	0.000 [1]	(0.000	) [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.012	0.002	0.003		0.008		0.024
Less Distributions:
Distributions from net investment income	(0.010)		(0.012)	(0.002)	(0.003)		(0.008)		(0.024)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.05%		1.24%	0.22%	0.29%		0.76%		2.43%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%	1.05%	1.04%		1.05%		1.05%
Net investment income	2.08	% [3]	1.20%	0.21%	0.30%		0.76%		2.39%
Expense waiver/reimbursement [4]	0.25	% [3]	0.25%	0.26%	0.26%		0.24%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,594		$26,394	$48,610	$53,929		$61,513		$62,614

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.50	$2.25
Institutional Service Shares	$1,000	$1,012.50	$3.24
Cash Series Shares	$1,000	$1,010.50	$5.23
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.56	$2.26
Institutional Service Shares	$1,000	$1,021.57	$3.26
Cash Series Shares	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.45%
Institutional Service Shares	0.65%
Cash Series Shares	1.05%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.4%
Municipal Notes	23.0%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.2%
8-30 Days	0.0%
31-90 Days	12.2%
91-180 Days	0.5%
181 Days or more	9.5%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		Pennsylvania--99.4%
$9,145,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2003-24) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.840%, 5/4/2006	$9,145,000
2,485,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.000%, 5/4/2006	2,485,000
2,865,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.000%, 5/5/2006	2,865,000
5,820,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.000%, 5/4/2006	5,820,000
1,785,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.000%, 5/4/2006	1,785,000
4,535,000		Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC), 3.980%, 5/4/2006	4,535,000
10,000,000		Allegheny County, PA HDA, (Series A of 2000), 2.95% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2006	10,000,000
930,000		Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC), 3.870%, 5/4/2006	930,000
3,165,000		Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC), 3.870%, 5/4/2006	3,165,000
585,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2006	585,000
3,200,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/3/2006	3,200,000
6,000,000		Berks County, PA IDA, (Series 2004) Weekly VRDNs (One Douglassville Properties LP)/(Federal Home Loan Bank of New York LOC), 3.850%, 5/4/2006	6,000,000
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	760,000
1,060,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 3.530%, 5/3/2006	1,060,000
1,525,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank, N.A. LOC), 4.050%, 5/4/2006	1,525,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.890%, 5/4/2006	2,200,000
5,505,000		Butler County, PA IDA, (Series A of 2004) Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	5,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,295,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/5/2006	$3,295,000
3,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 3.930%, 5/4/2006	3,335,000
4,010,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Bank of America N.A. LOC), 3.890%, 5/4/2006	4,010,000
1,600,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 3.900%, 5/4/2006	1,600,000
6,800,000	[3]	Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.870%, 5/3/2006	6,800,000
7,910,500	[3]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	7,910,500
13,145,000	[3]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 3.880%, 5/4/2006	13,145,000
1,220,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	1,220,000
3,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank NV LOC), 3.800%, 5/4/2006	3,000,000
5,000,000		Cumberland County, PA Municipal Authority, (Series B of 2005), 4.25% TOBs (Presbyterian Homes, Inc.)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 12/1/2006	5,022,517
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC), 4.100%, 5/3/2006	1,600,000
2,775,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.000%, 5/5/2006	2,775,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC), 4.100%, 5/3/2006	4,645,000
8,700,000	[3]	Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007	8,700,000
5,000,000		Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 3.900%, 5/4/2006	5,000,000
9,380,000		East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.910%, 5/3/2006	9,380,000
3,000,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 3.900%, 5/4/2006	3,000,000
18,450,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.920%, 5/4/2006	18,450,000
2,345,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank NV LOC), 3.860%, 5/4/2006	2,345,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$360,000		Erie County, PA IDA Weekly VRDNs (SIPCO Molding Technologies, Inc.)/ (National City Bank, Pennsylvania LOC), 4.020%, 5/4/2006	$360,000
8,700,000		Erie County, PA, 4.25% TRANs, 12/15/2006	8,742,710
10,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	10,013,573
2,900,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.050%, 5/4/2006	2,900,000
1,505,000		Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 5/3/2006	1,505,000
1,340,000		Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/ (Huntington National Bank, Columbus, OH LOC), 4.200%, 5/4/2006	1,340,000
655,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/ (Wachovia Bank N.A. LOC), 4.100%, 5/4/2006	655,000
2,075,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/3/2006	2,075,000
740,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/3/2006	740,000
2,945,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 3.900%, 5/4/2006	2,945,000
6,700,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 3.900%, 5/3/2006	6,700,000
900,000		Lawrence County, PA IDA, (Series 2001A) Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC), 3.880%, 5/4/2006	900,000
4,200,000		Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.860%, 5/4/2006	4,200,000
1,000,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	1,000,000
1,905,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,905,000
4,975,000		Marple Newton, PA School District, 3.50% TRANs, 6/30/2006	4,977,346
6,120,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 4.100%, 5/4/2006	6,120,000
50,000		Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI LP)/(National City Bank, Pennsylvania LOC), 3.970%, 5/3/2006	50,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/ (Deutsche Bank AG LOC), 3.900%, 5/4/2006	16,000,000
2,665,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 5/3/2006	2,665,000
3,520,000		Moon, PA IDA Weekly VRDNs (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC), 4.050%, 5/4/2006	3,520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$12,681,731		Neshaminy, PA School District, 3.75% TRANs, 6/30/2006	$12,699,980
3,850,000		Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty LLC)/(Bank of America N.A. LOC), 3.930%, 5/4/2006	3,850,000
2,215,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 3.900%, 5/4/2006	2,215,000
3,000,000		Northampton Township, PA, 4.25% TRANs, 12/29/2006	3,015,427
1,000,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC), 4.100%, 5/4/2006	1,000,000
500,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 3.890%, 5/4/2006	500,000
2,455,000		Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC), 3.930%, 5/4/2006	2,455,000
5,000,000		Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.), 3.870%, 5/4/2006	5,000,000
2,340,000		Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/4/2006	2,340,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(Federal Home Loan Bank of Pittsburgh LOC), 3.860%, 5/4/2006	6,200,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 3.990%, 5/3/2006	4,000,000
7,285,000	[3]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.900%, 5/3/2006	7,285,000
2,375,000	[3]	Pennsylvania HFA, PUTTERs (Series 1213) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.870%, 5/4/2006	2,375,000
11,760,000	[3]	Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A) Weekly VRDNs (Bank of America N.A. LIQ), 3.950%, 5/4/2006	11,760,000
2,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.910%, 5/3/2006	2,000,000
12,145,000	[3]	Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.900%, 5/4/2006	12,145,000
3,200,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.870%, 5/4/2006	3,200,000
1,015,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC), 3.610%, 5/4/2006	1,015,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.20% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Optional Tender 11/1/2006	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,195,000	[3]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.840%, 5/4/2006	$3,195,000
3,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.20% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Optional Tender 11/1/2006	3,250,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	3,000,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A7), 3.00% TOBs (St. Joseph's University)/(Allied Irish Banks PLC LOC), Mandatory Tender 10/1/2006	2,000,000
7,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.880%, 5/3/2006	7,000,000
2,100,000		Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.400%, 5/3/2006	2,100,000
3,605,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.830%, 5/4/2006	3,605,000
7,485,000	[3]	Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 3.35% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	7,485,000
2,000,000	[3]	Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	2,000,000
5,415,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.910%, 5/4/2006	5,415,000
2,245,000	[3]	Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs (University of Scranton)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.820%, 5/3/2006	2,245,000
7,620,000		Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ), 3.850%, 5/4/2006	7,620,000
470,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/ (Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	470,000
7,000,000		William Penn School District, PA, 3.75% TANs, 6/30/2006	7,010,176
3,010,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.000%, 5/5/2006	3,010,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 4.010%, 5/4/2006	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,750,000		York County, PA IDA, Variable Rate Demand Ltd Obligation Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 4.010%, 5/4/2006	$2,750,000
4,500,000		York County, PA, 4.00% TRANs, 6/30/2006	4,506,231
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [4]	400,328,460
		OTHER ASSETS AND LIABILITIES - NET--0.6%	2,533,367
		TOTAL NET ASSETS--100%	$402,861,827

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.5%	3.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $94,190,500 which represents 23.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts --Liquidity Optional Tender Series
PUTTERS	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes
TRANs	--Tax and Revenue Anticipation Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$400,328,460
Cash		401,052
Income receivable		3,017,408
Receivable for shares sold		8,458
TOTAL ASSETS		403,755,378
Liabilities:
Income distribution payable	$784,957
Payable for shares redeemed	11,647
Payable for distribution services fee (Note 5)	6,031
Payable for shareholder services fee (Note 5)	49,905
Accrued expenses	41,011
TOTAL LIABILITIES		893,551
Net assets for 402,870,361 shares outstanding		$402,861,827
Net Assets Consist of:
Paid-in capital		$402,870,298
Accumulated net realized loss on investments		(8,584)
Undistributed net investment income		113
TOTAL NET ASSETS		$402,861,827
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$160,506,872 ÷ 160,506,987 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$220,761,053 ÷ 220,765,728 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$21,593,902 ÷ 21,597,646 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$7,276,618
Expenses:
Investment adviser fee (Note 5)		$1,153,094
Administrative personnel and services fee (Note 5)		183,582
Custodian fees		9,617
Transfer and dividend disbursing agent fees and expenses		52,273
Directors'/Trustees' fees		2,225
Auditing fees		8,888
Legal fees		2,438
Portfolio accounting fees		56,248
Distribution services fee--Cash Series Shares (Note 5)		54,425
Shareholder services fee--Institutional Shares (Note 5)		213,763
Shareholder services fee--Institutional Service Shares (Note 5)		325,726
Shareholder services fee--Cash Series Shares (Note 5)		34,016
Share registration costs		23,458
Printing and postage		11,567
Insurance premiums		4,931
Miscellaneous		1,576
TOTAL EXPENSES		2,137,827
Waivers (Note 5):
Waiver of investment adviser fee	$(453,207)
Waiver of administrative personnel and services fee	(7,850)
Waiver of distribution services fee--Cash Series Shares	(6,803)
Waiver of shareholder services fee--Institutional Shares	(213,763)
Waiver of shareholder services fee--Institutional Service Shares	(62,712)
TOTAL WAIVERS		(744,335)
Net expenses			1,393,492
Net investment income			5,883,126
Net realized loss on investments			(5,652)
Change in net assets resulting from operations			$5,877,474
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,883,126	$8,051,854
Net realized loss on investments	(5,652)	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,877,474	8,051,854
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,314,010)	(3,289,926)
Institutional Service Shares	(3,285,874)	(4,232,005)
Cash Series Shares	(283,401)	(529,683)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,883,285)	(8,051,614)
Share Transactions:
Proceeds from sale of shares	597,080,848	1,271,608,581
Net asset value of shares issued to shareholders in payment of distributions declared	1,207,196	1,820,638
Cost of shares redeemed	(674,061,315)	(1,250,997,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(75,773,271)	22,431,764
Change in net assets	(75,779,082)	22,432,004
Net Assets:
Beginning of period	478,640,909	456,208,905
End of period (including undistributed net investment income of $113 and $272, respectively)	$402,861,827	$478,640,909

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	264,931,795	539,383,994
Shares issued to shareholders in payment of distributions declared	253,609	418,619
Shares redeemed	(266,655,607)	(540,755,156)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,470,203)	(952,543)

Institutional Service Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	255,638,715	521,667,073
Shares issued to shareholders in payment of distributions declared	671,110	900,577
Shares redeemed	(325,813,584)	(476,968,978)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(69,503,759)	45,598,672

Cash Series Shares:	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Shares sold	76,510,338	210,557,514
Shares issued to shareholders in payment of distributions declared	282,477	501,442
Shares redeemed	(81,592,124)	(233,273,321)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(4,799,309)	(22,214,365)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(75,773,271)	22,431,764

4. FEDERAL TAX INFORMATION

At October 31, 2005, the Fund had a capital loss carryforward of $2,931, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $453,207 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $6,803 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $34,440 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $276,475 of its fee. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $266,524,000 and $290,424,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 74.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ended December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

0052405 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.018		0.007	0.008	0.013		0.030
Net realized gain (loss) on investments	0.000	[1]	--		0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.018		0.007	0.008	0.013		0.030
Less Distributions:
Distributions from net investment income	(0.013)		(0.018)		(0.007)	(0.008)	(0.013)		(0.030)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.32%		1.78	% [3]	0.72%	0.75%	1.26%		3.00%

Ratios to Average Net Assets:
Net expenses	0.49	% [4]	0.49%		0.49%	0.49%	0.49%		0.49%
Net investment income	2.69	% [4]	1.77%		0.72%	0.75%	1.24%		2.93%
Expense waiver/reimbursement [5]	0.36	% [4]	0.34%		0.35%	0.32%	0.32%		0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,828		$71,727		$65,174	$71,396	$74,913		$62,421

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.016	0.006	0.006	0.011		0.028
Net realized gain (loss) on investments	0.000	[1]	--	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.016	0.006	0.006	0.011		0.028
Less Distributions:
Distributions from net investment income	(0.012)		(0.016)	(0.006)	(0.006)	(0.011)		(0.028)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.25%		1.62%	0.57%	0.60%	1.11%		2.84%

Ratios to Average Net Assets:
Net expenses	0.64	% [3]	0.64%	0.64%	0.64%	0.64%		0.64%
Net investment income	2.48	% [3]	1.60%	0.57%	0.59%	1.10%		2.76%
Expense waiver/reimbursement [4]	0.21	% [3]	0.19%	0.20%	0.17%	0.17%		0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$307,697		$387,197	$395,836	$369,790	$295,035		$300,916

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.011
Net realized gain on investments	0.000	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.011
Less Distributions:
Distributions from net investment income	(0.011)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00
Total Return [3]	1.07%		1.10%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00	% [4]
Net investment income	2.13	% [4]	1.52	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,636		$108,807

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.20	$2.45
Institutional Service Shares	$1,000	$1,012.50	$3.19
Cash Series Shares	$1,000	$1,010.70	$4.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.36	$2.46
Institutional Service Shares	$1,000	$1,021.62	$3.21
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Institutional Service Shares	0.64%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	80.5%
Municipal Notes	16.3%
Commercial Paper	2.8%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At April 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.7%
8-30 Days	2.9%
31-90 Days	4.6%
91-180 Days	8.4%
181 Days or more	3.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Puerto Rico--4.6%
$3,959,500	[3]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	$3,959,500
3,500,000		Commonwealth of Puerto Rico, 5.75% Bonds (MBIA Insurance Corp. INS), 7/1/2006	3,517,767
11,995,000	[3]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	11,995,000
6,000,000	[3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.810%, 5/4/2006	6,000,000
		TOTAL	25,472,267
		Virginia--95.0%
22,160,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 1998-21) Weekly VRDNs (Norfolk, VA Water Revenue)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.820%, 5/4/2006	22,160,000
5,685,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.800%, 5/3/2006	5,685,000
4,500,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.830%, 5/4/2006	4,500,000
14,500,000	[3]	Alexandria, VA Redevelopment and Housing Authority, (PT-1554) Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.890%, 5/4/2006	14,500,000
2,575,000		Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 3.800%, 5/3/2006	2,575,000
5,840,000	[3]	Arlington County, VA, ROCs (Series 6011) Weekly VRDNs (Citibank N.A., New York LIQ), 3.840%, 5/4/2006	5,840,000
2,075,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 3.850%, 5/3/2006	2,075,000
2,700,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.950%, 5/4/2006	2,700,000
2,860,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(J.P. Morgan Chase Bank, N.A. LOC), 3.950%, 5/4/2006	2,860,000
3,500,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 5/4/2006	3,500,000
1,450,000		Chesterfield County, VA IDA, (Series 1998) Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	1,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 4.000%, 5/4/2006	$2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/ (LaSalle Bank, N.A. LOC), 4.150%, 5/4/2006	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.910%, 5/4/2006	4,400,000
3,390,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 3.800%, 5/4/2006	3,390,000
5,920,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 3.850%, 5/3/2006	5,920,000
8,440,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.850%, 5/5/2006	8,440,000
5,690,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	5,690,000
5,330,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 3.800%, 5/3/2006	5,330,000
3,830,000		Fairfax County, VA EDA, 5.00% Bonds (Fairfax County, VA), 5/15/2006	3,833,217
1,720,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 3.850%, 5/4/2006	1,720,000
3,000,000		Fredericksburg, VA IDA, (Series 2001 A-1) Weekly VRDNs (Forest Village Apartments)/ (SunTrust Bank LOC), 3.850%, 5/3/2006	3,000,000
5,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.48% CP (Virginia Electric & Power Co.), Mandatory Tender 5/18/2006	5,000,000
2,935,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	2,935,000
8,400,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 3.810%, 5/3/2006	8,400,000
4,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	4,500,000
19,915,000	[3]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	19,915,000
20,688,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank N.A., New York LOC), 3.840%, 5/3/2006	20,688,000
1,415,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	1,415,000
4,765,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	4,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$15,700,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.800%, 5/4/2006	$15,700,000
15,250,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.800%, 5/4/2006	15,250,000
28,600,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System), 3.950%, 5/3/2006	28,600,000
15,150,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 3.830%, 5/4/2006	15,150,000
5,790,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 5/4/2006	5,790,000
2,265,000	[3]	Loudoun County, VA Sanitation Authority, ROCs (Series 6511) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.840%, 5/4/2006	2,265,000
1,375,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 3.840%, 5/3/2006	1,375,000
9,690,000		Loudoun County, VA IDA, (Series 2001) Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC), 3.850%, 5/1/2006	9,690,000
3,800,000		Loudoun County, VA IDA, (Series 2001) Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	3,800,000
4,100,000		Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard Hughes Medical Institute), 3.800%, 5/1/2006	4,100,000
6,500,000		Loudoun County, VA, (Series 1998), 3.43% TOBs (Signature Flight Support Corp.)/ (Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2006	6,500,000
3,260,000	[3]	Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 5/4/2006	3,260,000
8,250,000	[3]	Metropolitan Washington, DC Airports Authority, (ROCs Series 360) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.880%, 5/4/2006	8,250,000
5,000,000	[3]	Metropolitan Washington, DC Airports Authority, MT-108 Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.880%, 5/4/2006	5,000,000
9,285,000	[3]	Metropolitan Washington, DC Airports Authority, (PT-736), 3.50% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007	9,285,000
3,750,000	[3]	Metropolitan Washington, DC Airports Authority, ROCs (Series 521) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.880%, 5/4/2006	3,750,000
12,000,000	[3]	Metropolitan Washington, DC Airports Authority, TIC TOCs (Series 2006-D) Weekly VRDNs (FSA INS)/(Goldman Sachs Group, Inc. LIQ), 3.870%, 5/4/2006	12,000,000
10,000,000		Metropolitan Washington, VA Airports Authority, (Series 2005B), 3.75% CP (Bank of America N.A. LOC), Mandatory Tender 8/17/2006	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,550,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 3.850%, 5/3/2006	$3,550,000
8,845,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/ (SunTrust Bank LIQ), 3.800%, 5/3/2006	8,845,000
2,995,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 3.950%, 5/4/2006	2,995,000
4,300,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 3.800%, 5/4/2006	4,300,000
6,820,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 3.850%, 5/3/2006	6,820,000
9,750,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (Old Dominion University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty N.A. INS)/(Bank of America N.A. LIQ), 3.800%, 5/4/2006	9,750,000
1,400,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC), 4.000%, 5/4/2006	1,400,000
4,540,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000) Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.850%, 5/3/2006	4,540,000
5,540,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 3.850%, 5/3/2006	5,540,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 3.950%, 5/4/2006	695,000
3,975,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 3.850%, 5/3/2006	3,975,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, MFH Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 4.000%, 5/4/2006	5,795,000
2,410,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 3.850%, 5/3/2006	2,410,000
1,725,000		Roanoke, VA, (Series 2006A), 4.50% Bonds, 2/1/2007	1,741,544
7,905,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC), 3.820%, 5/4/2006	7,905,000
580,000		South Hill, VA IDA, (Series 1997) Weekly VRDNs (International Veneer Co., Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.100%, 5/4/2006	580,000
2,010,000		Staunton, VA IDA, (Series 1999A) Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC), 3.850%, 5/3/2006	2,010,000
865,000		Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/ (Huntington National Bank, Columbus, OH LOC), 4.400%, 5/5/2006	865,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,110,000	[3]	Tobacco Settlement Financing Corp., VA, (PA-1341) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.860%, 5/4/2006	$4,110,000
3,750,000	[3]	Virginia Beach, VA Development Authority, (PT-2505) Weekly VRDNs (Princess Anne House Seniors Community LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 5/4/2006	3,750,000
3,775,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	3,775,000
2,830,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (Management Services Group, Inc.)/(RBC Centura Bank LOC), 4.000%, 5/4/2006	2,830,000
2,020,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/ (Wachovia Bank N.A. LOC), 3.850%, 5/4/2006	2,020,000
18,500,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 3.800%, 5/3/2006	18,500,000
1,000,000		Virginia Beach, VA Development Authority, (Series A), 4.00% Bonds (Virginia Beach, VA), 5/1/2006	1,000,000
7,000,000		Virginia College Building Authority, (Series 2002) Weekly VRDNs (Shenandoah University)/ (Branch Banking & Trust Co. of Virginia LOC), 3.820%, 5/4/2006	7,000,000
7,110,000		Virginia Commonwealth Transportation Board, 5.00% Bonds (Virginia State GTD), 5/15/2006	7,116,059
6,100,000	[3]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	6,100,000
2,050,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	2,050,000
3,420,000	[3]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.870%, 5/3/2006	3,420,000
950,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 3.800%, 5/4/2006	950,000
2,590,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 3.860%, 5/3/2006	2,590,000
1,670,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Centura Bank LOC), 4.000%, 5/4/2006	1,670,000
3,600,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/ (Wachovia Bank N.A. LOC), 3.900%, 5/4/2006	3,600,000
15,000,000		Virginia State Housing Development Authority, (Series 2005 E STEM-I), 3.05% TOBs, Mandatory Tender 7/5/2006	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,880,000	[3]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.840%, 5/4/2006	$4,880,000
5,575,000	[3]	Virginia State Public School Authority, (1997 Resolution) MERLOTS (Series 2001-A121), 3.35% TOBs (Virginia State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	5,575,000
4,000,000		Virginia State Public School Authority, (Series B), 4.00% Bonds (Virginia State GTD), 8/1/2006	4,006,920
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 3.800%, 5/3/2006	3,162,000
		TOTAL	519,747,740
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	545,220,007
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,941,052
		TOTAL NET ASSETS--100%	$547,161,059

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2006, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
99.1%	0.9%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $156,014,500 which represents 28.5% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$545,220,007
Income receivable		2,844,302
Receivable for shares sold		115,629
TOTAL ASSETS		548,179,938
Liabilities:
Income distribution payable	$321,163
Payable for shares redeemed	117,131
Payable to bank	428,700
Payable for distribution services fee (Note 4)	20,009
Payable for shareholder services fee (Note 4)	57,759
Payable for transfer and dividend disbursing agent fees and expenses	56,241
Accrued expenses	17,876
TOTAL LIABILITIES		1,018,879
Net assets for 547,148,381 shares outstanding		$547,161,059
Net Assets Consist of:
Paid-in capital		$547,147,948
Accumulated net realized gain on investments		6,780
Undistributed net investment income		6,331
TOTAL NET ASSETS		$547,161,059
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$149,827,464 ÷149,819,152 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$307,697,271 ÷ 307,697,013 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$89,636,324 ÷ 89,632,216 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest			$8,536,169
Expenses:
Investment adviser fee (Note 4)		$1,087,977
Administrative personnel and services fee (Note 4)		216,518
Custodian fees		11,729
Transfer and dividend disbursing agent fees and expenses		212,128
Directors'/Trustees' fees		2,600
Auditing fees		8,640
Legal fees		2,675
Portfolio accounting fees		59,547
Distribution services fee--Cash Series Shares (Note 4)		302,867
Shareholder services fee--Institutional Shares (Note 4)		114,130
Shareholder services fee--Institutional Service Shares (Note 4)		439,456
Shareholder services fee--Cash Series Shares (Note 4)		126,194
Share registration costs		24,480
Printing and postage		11,128
Insurance premiums		5,305
Miscellaneous		1,668
TOTAL EXPENSES		2,627,042
Waivers (Note 4):
Waiver of investment adviser fee	$(289,221)
Waiver of administrative personnel and services fee	(9,259)
Waiver of distribution services fee--Cash Series Shares	(171,624)
Waiver of shareholder services fee--Institutional Shares	(114,130)
Waiver of shareholder services fee--Institutional Service Shares	(175,658)
TOTAL WAIVERS		(759,892)
Net expenses			1,867,150
Net investment income			6,669,019
Net realized gain on investments			6,780
Change in net assets resulting from operations			$6,675,799

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,669,019	$8,518,433
Net realized gain on investments	6,780	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,675,799	8,518,433
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,224,674)	(1,204,135)
Institutional Service Shares	(4,364,276)	(6,324,057)
Cash Series Shares	(1,074,076)	(989,823)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,663,026)	(8,518,015)
Share Transactions:
Proceeds from sale of shares	893,334,964	1,677,580,492
Net asset value of shares issued to shareholders in payment of distributions declared	4,806,682	6,196,866
Cost of shares redeemed	(918,724,708)	(1,577,055,882)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,583,062)	106,721,476
Change in net assets	(20,570,289)	106,721,894
Net Assets:
Beginning of period	567,731,348	461,009,454
End of period (including undistributed net investment income of $6,331 and $338, respectively)	$547,161,059	$567,731,348

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Shares:
Shares sold	346,309,182	508,794,604
Shares issued to shareholders in payment of distributions declared	348,342	206,828
Shares redeemed	(268,563,306)	(502,449,033)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	78,094,218	6,552,399

	Six Months Ended 4/30/2006	Year Ended 10/31/2005
Institutional Service Shares:
Shares sold	435,691,221	864,441,225
Shares issued to shareholders in payment of distributions declared	3,384,362	5,000,002
Shares redeemed	(518,580,553)	(878,076,676)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(79,504,970)	(8,635,449)

	Six Months Ended 4/30/2006	Period Ended 10/31/2005 [1]
Cash Series Shares:
Shares sold	111,334,561	304,344,663
Shares issued to shareholders in payment of distributions declared	1,073,978	990,036
Shares redeemed	(131,580,849)	(196,530,173)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(19,172,310)	108,804,526
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(20,583,062)	106,721,476

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $289,221 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $171,624 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $1,173 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC voluntarily waived $289,788 of its fee. For the six months ended April 30, 2006, FSSC retained $89,224 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $440,968,000 and $413,980,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2006, 77.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.2% of total investments.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

During the year ended December 31, 2004, the Fund's performance was above the median of the relevant peer group.

During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N245
Cusip 60934N252
Cusip 608919825

G00133-01 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ _Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006